UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter: USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Name and Address of Agent for Service:

KRISTEN MILLAN

USAA MUTUAL FUNDS TRUST 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Registrant's Telephone Number, Including Area Code: (210) 498-0226

Date of Fiscal Year End: MAY 31

Date of Reporting Period: FEBRUARY 28, 2018

ITEM 1. SCHEDULE OF INVESTMENTS.

USAA MUTUAL FUNDS TRUST – 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2018

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA CORNERSTONE MODERATE FUND

FEBRUARY 28, 2018

(Form N-Q)

48471 -0418	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Moderate Fund

February 28, 2018 (unaudited)

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

BONDS (49.1%)

ASSET-BACKED SECURITIES (0.8%)

Financials (0.8%)

Asset-Backed Financing (0.8%)

$1,700	Avis Budget Rental Car Funding
	AESOP, LLC(a)	2.96%	7/20/2020 $	1,699
933	Avis Budget Rental Car Funding
	AESOP, LLC(a)	3.75	7/20/2020	933
950	Navient Student Loan Trust 1 mo. LIBOR
	+ 1.50%	3.12(b)	8/25/2050	947
467	NP SPE II, LLC(a)	3.37	10/21/2047	455
1,410	SCF Equipment Leasing, LLC(a)	3.41	12/20/2023	1,392
2,000	SLC Student Loan Trust 3 mo. LIBOR +
	0.45%	2.17(b)	7/15/2036	1,914
434	SLM Student Loan Trust 3 mo. LIBOR +
	0.55%	2.30(b)	10/25/2065	415
1,461	Synchrony Credit Card Master Note Trust	2.95	5/15/2024	1,440
	Total Financials			9,195
	Total Asset-Backed Securities (cost: $8,710)			9,195

COLLATERALIZED MORTGAGE OBLIGATION (0.2%)

Financials (0.2%)

237	Sequoia Mortgage Trust 1 mo. LIBOR +	2.50(b)	9/20/2033	231
	0.90%
2,268	Structured Asset Mortgage Investments,
	Inc. 1 mo. LIBOR + 0.50%	2.09(b)	7/19/2035	2,111
263	Wells Fargo Mortgage Backed Securities
	Trust 1 mo. LIBOR + 0.19%	3.65(b)	4/25/2035	256
	Total Financials			2,598
	Total Collateralized Mortgage Obligation (cost: $2,703)			2,598

COMMERCIAL MORTGAGE SECURITIES (2.5%)

Financials (2.5%)

Commercial Mortgage-Backed Securities (2.3%)

1,643	Banc of America Commercial Mortgage,	5.76(c)	7/10/2044	1,098
	Inc.
4,000	Banc of America Commercial Mortgage,
	Inc.	6.04(c)	2/10/2051	3,994
3,418	Bear Stearns Commercial Mortgage
	Securities, Inc. (a)	5.66(c)	9/11/2041	3,466
400	Citigroup Commercial Mortgage Trust	6.15(c)	12/10/2049	255
375	Commercial Mortgage Trust	5.38	12/10/2046	378
2,791	Credit Suisse Commercial Mortgage Trust
	1 mo. LIBOR + 0.19%	1.78(b)	2/15/2040	2,782
8,300	Freddie Mac(+)	3.00	12/25/2025	8,212

1| USAA Cornerstone Moderate Fund

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

$4,200	FREMF Mortgage Trust (a)	3.56%(c)	8/25/2045 $	4,224
275	GE Capital Commercial Mortgage Corp.	5.61(c)	12/10/2049	278
157	GMAC Commercial Mortgage Securities,
	Inc.	4.96	12/10/2041	158
500	GMAC Commercial Mortgage Securities,
	Inc.	4.98(c)	12/10/2041	502
44	GMAC Commercial Mortgage Securities,
	Inc.	4.81	5/10/2043	45
1,477	JPMorgan Chase & Co.	5.37	5/15/2047	1,487
				26,879

Interest-Only Commercial Mortgage Backed Securities (0.2%)

15,291	CSAIL Commercial Mortgage Trust (d)	1.81(c)	1/15/2049	1,549
12,810	UBS Commercial Mortgage Trust (a),(d)	2.08(c)	5/10/2045	886
				2,435
	Total Financials			29,314
	Total Commercial Mortgage Securities (cost: $29,995)			29,314

CONVERTIBLE SECURITIES (0.0%)

Materials (0.0%)

Gold (0.0%)

329 Hycroft Mining Corp.(d),(e),(f),(g) (cost: $322)	15.00(h)	10/22/2020	395

CORPORATE OBLIGATIONS (5.9%)

Consumer Discretionary (0.5%)

Department Stores (0.1%)

1,584 Neiman Marcus Group Ltd., LLC 1 mo.
LIBOR + 3.25% (i)	4.83	10/25/2020	1,349

Specialty Stores (0.4%)

2,879	Academy Ltd. 1 mo. LIBOR + 4.00% (i)	5.55	7/01/2022	2,309
2,050	Guitar Center, Inc. (a),(j)	6.50	4/15/2019	2,035
				4,344
	Total Consumer Discretionary			5,693

Consumer Staples (0.1%)

Food Retail (0.1%)

1,200 BI-LO, LLC & BI-LO Finance Corp. (a),(k)	9.25	2/15/2019	1,167

Energy (0.9%)

Oil & Gas Storage & Transportation (0.9%)

2,950	Enbridge Energy Partners, LP (j)	7.38	10/15/2045	3,848
1,900	Energy Transfer, LP 3 mo. LIBOR +
	3.02% (j)	4.79(b)	11/01/2066	1,729
2,500	Enterprise TE Partners LP 3 mo. LIBOR +
	2.78% (j)	4.78(b)	6/01/2067	2,394
800	Martin Midstream Partners, LP / Martin
	Midstream Finance Corp. (j)	7.25	2/15/2021	804
1,000	Southern Union Co. 3 mo. LIBOR +
	3.09% (j)	4.79(b)	11/01/2066	881
1,400	Tallgrass Energy Partners, LP / Tallgrass
	Energy Finance Corp. (a),(j)	5.50	9/15/2024	1,449
	Total Energy			11,105

Portfolio of Investments | 2

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

Financials (3.9%)

Asset Management & Custody Banks (0.6%)

$1,600	Ares Capital Corp. (j)	3.62%	1/19/2022	$1,578
6,000	Prospect Capital Corp. (j)	5.00	7/15/2019	6,095
				7,673

Life & Health Insurance (0.3%)

2,800 Prudential Financial, Inc. 3 mo. LIBOR +
3.92% (j)	5.63(b)	6/15/2043	2,957

Multi-Line Insurance (0.5%)

5,670 Nationwide Mutual Insurance Co. 3 mo.
LIBOR + 2.29% (a),(j)	3.88(b)	12/15/2024	5,672

Multi-Sector Holdings (0.3%)

3,000 BNSF Funding Trust 3 mo. LIBOR +
2.35% (j)	6.61(b)	12/15/2055	3,418

Property & Casualty Insurance (0.6%)

3,200	Allstate Corp. 3 mo. LIBOR + 2.94% (j)	5.75(b)	8/15/2053	3,424
1,921	AmTrust Financial Services, Inc. (k)	6.13	8/15/2023	1,874
2,575	HSB Group, Inc. 3 mo. LIBOR + 0.91% (j)	2.63(b)	7/15/2027	2,258
				7,556

Regional Banks (1.6%)

1,000	Allfirst Preferred Capital Trust 3 mo.
	LIBOR + 1.50% (j)	3.22(b)	7/15/2029	979
2,000	Compass Bank (j)	3.87	4/10/2025	1,955
4,000	Cullen/Frost Capital Trust II 3 mo. LIBOR
	+ 1.55% (j)	3.56(b)	3/01/2034	3,585
2,850	First Maryland Capital Trust I 3 mo.
	LIBOR + 1.00% (j)	2.72(b)	1/15/2027	2,729
2,000	Huntington Capital 3 mo. LIBOR +
	0.63% (j)	2.21(b)	6/15/2028	1,817
2,000	Manufacturers & Traders Trust Co. 3 mo.
	LIBOR + 0.64% (j)	2.65(b)	12/01/2021	2,000
6,000	SunTrust Capital I 3 mo. LIBOR +
	0.67% (j)	2.51(b)	5/15/2027	5,640
				18,705
	Total Financials			45,981

Health Care (0.2%)

Health Care Facilities (0.2%)

3,000 Community Health Systems, Inc. (j)	6.88	2/01/2022	1,973

Industrials (0.1%)

Airlines (0.0%)

128 America West Airlines, Inc. Pass-Through
Trust (INS - AMBAC Assurance Corp)(j)	7.93	7/02/2020	133

Electrical Components & Equipment (0.1%)

500 Artesyn Embedded Technologies,
Inc. (a),(j)	9.75	10/15/2020	485
Total Industrials			618

3| USAA Cornerstone Moderate Fund

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

Real Estate (0.1%)

Real Estate Development (0.0%)

$599 Crescent Communities, LLC & Crescent
Ventures, Inc. (a),(j)	8.87%	10/15/2021 $	635

REITs - Health Care (0.1%)

1,000 Sabra Health Care, LP (j)	5.13	8/15/2026	971
Total Real Estate			1,606

Utilities (0.1%)

Multi-Utilities (0.1%)

1,300 WEC Energy Group, Inc. 3 mo. LIBOR +
2.11% (j)	3.95(b)	5/15/2067	1,274
Total Corporate Obligations (cost: $66,019)			69,417

EURODOLLAR AND YANKEE OBLIGATIONS (0.8%)

Energy (0.1%)

Oil & Gas Drilling (0.0%)

1,407 Schahin II Finance Co. SPV Ltd. (a),(l)	5.87	9/25/2023	198

Oil & Gas Storage & Transportation (0.1%)

600 Transcanada Trust 3 mo. LIBOR +
3.53% (j)	5.63(b)	5/20/2075	628
Total Energy			826

Financials (0.3%)

Property & Casualty Insurance (0.3%)

3,430 QBE Capital Funding III Ltd. USD Swap
Semi-Annual 30/360 10 YR +
4.05% (a),(j)	7.25(b)	5/24/2041	3,786

Materials (0.4%)

Gold (0.4%)

2,285	Newcrest Finance Pty. Ltd. (a),(j)	4.45	11/15/2021	2,360
2,500	Pretium Resources, Inc.	2.25	3/15/2022	2,111
	Total Materials			4,471
	Total Eurodollar and Yankee Obligations (cost: $9,832)			9,083

Number

of Shares

FIXED-INCOME EXCHANGE-TRADED FUNDS (12.2%)

62,400	iShares 1-3 Year Credit Bond ETF	6,481
153,330	iShares Core U.S. Aggregate Bond ETF	16,371
44,400	PowerShares Fundamental High Yield Corporate Bond Portfolio "B"	824
340,800	Vanguard Mortgage-Backed Securities ETF	17,521
844,800	Vanguard Short-Term Corporate Bond ETF	66,283
456,800	Vanguard Total Bond Market ETF	36,338
	Total Fixed-Income Exchange-Traded Funds (cost: $146,547)	143,818

Portfolio of Investments | 4

Principal				Market
		Coupon		Value
Amount
(000)	Security	Rate	Maturity	(000)

U.S. GOVERNMENT AGENCY ISSUES(m) (9.8%)

Commercial Mortgage-Backed Securities (1.1%)

$2,250	Fannie Mae(+)	2.15%	1/25/2023 $	2,176
5,200	Freddie Mac(+)	3.33(c)	5/25/2025	5,272
5,000	Freddie Mac(+)	3.51	4/25/2030	5,092
				12,540

Mortgage-Backed Pass-Through Securities (8.7%)

3,265	Fannie Mae(+) (j)	4.00	11/01/2045	3,349
8,063	Freddie Mac(+)	3.00	4/01/2046	7,828
11,366	Freddie Mac(+)	3.00	6/01/2046	11,034
8,907	Freddie Mac(+)	3.00	8/01/2046	8,647
15,979	Freddie Mac(+) (j)	3.00	1/01/2047	15,510
16,987	Freddie Mac(+)	3.00	3/01/2047	16,481
21,932	Freddie Mac(+)	3.00	4/01/2047	21,281
9,700	Freddie Mac(+) (j)	3.00	8/01/2047	9,412
8,964	Freddie Mac(+) (j)	3.50	4/01/2046	8,974
				102,516
	Total U.S. Government Agency Issues (cost: $118,717)			115,056

U.S. TREASURY SECURITIES (16.9%)

Bonds (7.7%)(n)

6,000	3.00%, 11/15/2044	5,865
38,200	3.00%, 5/15/2045	37,326
4,000	3.00%, 5/15/2047	3,899
44,100	3.12%, 8/15/2044	44,128
250	3.17%, 8/15/2044 (STRIPS Principal)	109
		91,327

Inflation-Indexed Notes (1.0%)

11,442 0.13%, 4/15/202111,340

Notes (8.2%)(n)

28,500	1.13%, 2/28/2021 (o)	27,422
17,000	1.62%, 4/30/2023	16,142
25,000	1.62%, 2/15/2026	22,824
2,000	2.25%, 11/15/2024	1,933
5,000	2.25%, 11/15/2025	4,797
5,000	2.25%, 2/15/2027	4,751
15,000	2.25%, 11/15/2027	14,194
5,000	2.75%, 2/15/2028	4,949
		97,012
	Total U.S. Treasury Securities (cost: $204,565)	199,679
	Total Bonds (cost: $587,410)	578,555

Number
of Shares

	U.S. EQUITY SECURITIES (23.7%)
	COMMON STOCKS (13.3%)
	Consumer Discretionary (1.8%)
	Apparel Retail (0.1%)
5,480	Buckle, Inc(k)	115
3,560	Foot Locker, Inc.	163

5| USAA Cornerstone Moderate Fund

		Market
Number		Value
of Shares	Security	(000)

23,260	Gap, Inc.	$735
		1,013

Apparel, Accessories & Luxury Goods (0.2%)

13,040	Michael Kors Holdings Ltd.(p)	821
2,470	Oxford Industries, Inc.	197
11,190	VF Corp.	834
		1,852

Auto Parts & Equipment (0.1%)

5,350	Aptiv plc	489
1,520	Cooper-Standard Holdings, Inc.(p)	185
3,430	Tenneco, Inc.	180
		854

Automobile Manufacturers (0.0%)

45,490 Ford Motor Co.	483

Automotive Retail (0.1%)

1,800	Asbury Automotive Group, Inc.(p)	119
12,530	AutoNation, Inc.(p)	629
1,670	Group 1 Automotive, Inc.	115
		863

Broadcasting (0.1%)

26,760	Discovery Communications, Inc. "A"(p)	615
21,390	Entravision Communications Corp. "A"	138
9,920	Gray Television, Inc.(p)	137
12,010	TEGNA, Inc.	154
		1,044

Cable & Satellite (0.1%)

29,230 Comcast Corp.	1,058

Computer & Electronics Retail (0.1%)

10,000	Best Buy Co., Inc.	724
7,940	GameStop Corp. "A"(k)	125
		849

Department Stores (0.2%)

13,730	Kohl's Corp.	907
27,020	Macy's, Inc.	795
		1,702

Education Services (0.0%)

2,710	Capella Education Co.	211
2,670	Grand Canyon Education, Inc.(p)	262
		473

General Merchandise Stores (0.1%)

2,490	Big Lots, Inc.	140
10,050	Target Corp.	758
		898

Home Furnishings (0.0%)

7,580	Ethan Allen Interiors, Inc.	180
6,830	La-Z-Boy, Inc.	210
		390

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)

Home Improvement Retail (0.1%)

6,970	Home Depot, Inc.	$1,270
4,280	Lowe's Cos., Inc.	384
		1,654

Homefurnishing Retail (0.0%)

2,850 Williams-Sonoma, Inc.	148

Hotels, Resorts & Cruise Lines (0.2%)

7,280	Carnival Corp.	487
7,510	Hilton Worldwide Holdings, Inc.	607
3,420	Marriott International, Inc. "A"	483
3,410	Royal Caribbean Cruises Ltd.	432
4,020	Wyndham Worldwide Corp.	465
		2,474

Internet & Direct Marketing Retail (0.2%)

880	Amazon.com, Inc.(p)	1,331
280	Booking Holdings, Inc.(p)	569
		1,900

Leisure Products (0.0%)

3,860 Sturm Ruger & Co., Inc.	166

Movies & Entertainment (0.1%)

5,670 Walt Disney Co.	585

Publishing (0.0%)

2,920 Meredith Corp.	167

Restaurants (0.1%)

10,990	Bloomin' Brands, Inc.	254
5,060	Cheesecake Factory, Inc	235
17,120	Del Taco Restaurants, Inc.(p)	215
4,550	McDonald's Corp.	718
8,800	Sonic Corp.	221
		1,643

Specialty Stores (0.0%)

4,720	Hibbett Sports, Inc.(p)	122
2,790	Signet Jewelers Ltd.	140
		262

Tires & Rubber (0.0%)

5,480 Cooper Tire & Rubber Co.	172
Total Consumer Discretionary	20,650

Consumer Staples (1.0%)

Agricultural Products (0.1%)

14,120	Archer-Daniels-Midland Co.	586
4,550	Ingredion, Inc.	595
		1,181

Brewers (0.0%)

8,140 Molson Coors Brewing Co.	621

7| USAA Cornerstone Moderate Fund

		Market
Number		Value
of Shares	Security	(000)

Distillers & Vintners (0.1%)

8,040	Brown-Forman Corp. "B"	$561
1,810	Constellation Brands, Inc. "A"	390
		951

Drug Retail (0.1%)

7,970	CVS Health Corp.	540
8,390	Walgreens Boots Alliance, Inc.	578
		1,118

Food Distributors (0.0%)

10,370 Sysco Corp.	619

Food Retail (0.0%)

9,230 Ingles Markets, Inc.	297

Household Products (0.1%)

3,110	Kimberly-Clark Corp.	345
10,450	Procter & Gamble Co.	820
		1,165

Hypermarkets & Super Centers (0.1%)

1,870	Costco Wholesale Corp.	357
6,580	Walmart, Inc.	592
		949

Packaged Foods & Meats (0.2%)

11,550	Flowers Foods, Inc.	240
17,220	Hostess Brands, Inc.(p)	211
4,910	JM Smucker Co	620
1,750	Sanderson Farms, Inc.	215
12,450	Tyson Foods, Inc. "A"	926
		2,212

Personal Products (0.1%)

2,750	Estee Lauder Companies, Inc. "A"	380
2,000	Nu Skin Enterprises, Inc. "A"	141
1,450	USANA Health Sciences, Inc.(p)	111
		632

Pharmaceuticals (0.0%)

6,120 Prestige Brands Holdings, Inc.(p)	207

Soft Drinks (0.2%)

24,830	Coca-Cola Co.	1,073
6,510	Monster Beverage Corp.(p)	412
4,080	PepsiCo, Inc.	448
		1,933
	Total Consumer Staples	11,885

Energy (0.7%)

Coal & Consumable Fuels (0.0%)

2,390 Arch Coal, Inc.	229

Integrated Oil & Gas (0.1%)

6,140 Chevron Corp.	687

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)

6,030	Occidental Petroleum Corp.	$396
		1,083

Oil & Gas Exploration & Production (0.2%)

6,450	ConocoPhillips	350
20,320	Devon Energy Corp.	623
31,090	Halcon Resources Corp.(p)	188
26,040	Laredo Petroleum, Inc.(p)	218
23,770	Newfield Exploration Co.(p)	555
13,290	SandRidge Energy, Inc.(p)	187
		2,121

Oil & Gas Refining & Marketing (0.4%)

9,630	Andeavor	863
18,990	HollyFrontier Corp.	813
15,840	Marathon Petroleum Corp.	1,015
11,740	Par Pacific Holdings, Inc.(p)	200
7,920	PBF Energy, Inc. "A"	232
9,400	Phillips 66	849
2,540	REX American Resources Corp.(p)	205
11,940	Valero Energy Corp.	1,080
		5,257
	Total Energy	8,690

Financials (2.1%)

Asset Management & Custody Banks (0.3%)

2,380	Affiliated Managers Group, Inc.	451
5,400	Ameriprise Financial, Inc.	845
830	BlackRock, Inc.	456
11,440	Eaton Vance Corp.	606
7,640	SEI Investments Co.	556
3,290	State Street Corp.	349
5,260	T. Rowe Price Group, Inc.	589
13,920	Waddell & Reed Financial, Inc. "A"	278
		4,130

Consumer Finance (0.4%)

26,420	Ally Financial, Inc.	737
7,270	American Express Co.	709
5,490	Capital One Financial Corp.	538
910	Credit Acceptance Corp.(p)	286
8,440	Discover Financial Services	665
6,780	Encore Capital Group, Inc.(p)	290
5,400	Nelnet, Inc. "A"	299
13,452	Synchrony Financial	490
2,500	World Acceptance Corp.(p)	269
		4,283

Diversified Banks (0.3%)

13,733	Citigroup, Inc.	1,037
13,180	J.P.Morgan Chase & Co.	1,522
10,820	U.S. Bancorp	588
		3,147

Financial Exchanges & Data (0.2%)

2,990	Cboe Global Markets, Inc.	335
2,090	CME Group, Inc.	347
2,140	Moody's Corp.	357
3,970	MSCI, Inc.	562
3,340	S&P Global, Inc.	641
		2,242

9| USAA Cornerstone Moderate Fund

		Market
Number		Value
of Shares	Security	(000)

Investment Banking & Brokerage (0.1%)

6,590	E*TRADE Financial Corp.(p)	$344
6,180	TD Ameritrade Holding Corp.	355
		699

Life & Health Insurance (0.1%)

9,290	AFLAC, Inc.	826
2,680	Primerica, Inc.	261
		1,087

Property & Casualty Insurance (0.1%)

5,820	Employers Holdings, Inc.	228
11,520	FNF Group	460
5,970	James River Group Holdings Ltd.	195
10,700	Progressive Corp.	616
8,140	Universal Insurance Holdings, Inc.	239
		1,738

Regional Banks (0.4%)

2,920	Bank of Hawaii Corp.	239
6,210	BankUnited, Inc.	250
21,610	Citizens Financial Group, Inc.	940
2,580	Cullen/Frost Bankers, Inc.	268
7,310	East West Bancorp, Inc.	479
27,340	Fifth Third Bancorp	904
7,970	First Financial Bancorp	217
5,500	Great Western Bancorp, Inc.	225
2,070	M&T Bank Corp.	393
26,080	Regions Financial Corp.	506
11,090	TCF Financial Corp.	247
		4,668

Reinsurance (0.1%)

6,030 Reinsurance Group of America, Inc.	927

Thrifts & Mortgage Finance (0.1%)

6,070	BofI Holding, Inc.(p)	226
5,290	Essent Group Ltd.(p)	238
2,700	Federal Agricultural Mortgage Corp. "C"	205
2,010	Meta Financial Group, Inc.	216
12,850	Nationstar Mortgage Holdings, Inc.(p)	220
10,660	NMI Holdings, Inc. "A"(p)	212
4,490	Walker & Dunlop, Inc.	217
6,710	Washington Federal, Inc.	233
		1,767
	Total Financials	24,688

Health Care (1.8%)

Biotechnology (0.5%)

5,020	AbbVie, Inc.	581
2,450	Alnylam Pharmaceuticals, Inc.(p)	294
4,700	Amgen, Inc.	864
3,310	Biogen, Inc.(p)	957
4,350	Celgene Corp.(p)	379
8,980	Concert Pharmaceuticals, Inc.(p)	197
3,050	Eagle Pharmaceuticals, Inc.(k),(p)	171
4,190	Emergent BioSolutions, Inc.(p)	208
9,600	Exelixis, Inc.(p)	248
9,170	Gilead Sciences, Inc.	722
21,520	MiMedx Group, Inc.(k),(p)	153

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)

6,660	Myriad Genetics, Inc.(p)	$216
5,890	United Therapeutics Corp.(p)	682
		5,672

Health Care Distributors (0.2%)

4,650	AmerisourceBergen Corp.	442
9,920	Cardinal Health, Inc.	687
4,690	McKesson Corp.	700
6,000	Patterson Companies, Inc.	189
		2,018

Health Care Equipment (0.1%)

9,870	Abbott Laboratories	595
2,600	Hill-Rom Holdings, Inc.	218
990	Intuitive Surgical, Inc.(p)	422
2,410	Masimo Corp.(p)	211
		1,446

Health Care Facilities (0.0%)

4,130	Encompass Health Corp.	220
10,730	Select Medical Holdings Corp.(p)	194
3,430	Universal Health Services, Inc. "B"	392
		806

Health Care Services (0.2%)

3,340	AMN Healthcare Services, Inc.(p)	186
800	Chemed Corp.	207
9,080	Express Scripts Holding Co.(p)	685
2,610	Laboratory Corp. of America Holdings(p)	451
3,730	MEDNAX, Inc.(p)	205
4,570	Quest Diagnostics, Inc.	471
		2,205

Health Care Supplies (0.0%)

2,040	Align Technology, Inc.(p)	536
11,570	Meridian Bioscience, Inc.	161
		697

Life Sciences Tools & Services (0.2%)

10,510	Agilent Technologies, Inc.	721
7,270	Bruker Corp.	223
4,040	Cambrex Corp.(p)	210
600	Mettler-Toledo International, Inc.(p)	370
2,330	Thermo Fisher Scientific, Inc.	486
1,660	Waters Corp.(p)	339
		2,349

Managed Health Care (0.3%)

2,600	Aetna, Inc.	460
3,820	Anthem, Inc.	899
3,260	Centene Corp.(p)	331
2,050	Cigna Corp.	402
4,680	UnitedHealth Group, Inc.	1,058
1,320	WellCare Health Plans, Inc.(p)	256
		3,406

Pharmaceuticals (0.3%)

13,480	Corcept Therapeutics, Inc.(p)	205
11,750	Lannett Co., Inc.(k),(p)	188
13,490	Mylan N.V.(p)	544
28,950	Pfizer, Inc.	1,051

11 | USAA Cornerstone Moderate Fund

		Market
Number		Value
of Shares	Security	(000)

5,520	Phibro Animal Health Corp. "A"	$212
5,530	Supernus Pharmaceuticals, Inc.(p)	215
9,590	Zoetis, Inc.	776
		3,191
	Total Health Care	21,790

Industrials (1.5%)

Aerospace & Defense (0.2%)

2,610	Boeing Co.	946
2,230	Huntington Ingalls Industries, Inc.	584
1,890	Lockheed Martin Corp.	666
		2,196

Agricultural & Farm Machinery (0.1%)

6,630	AGCO Corp.	442
2,220	Deere & Co.	357
		799

Airlines (0.0%)

8,010 Southwest Airlines Co.	463

Building Products (0.2%)

7,970	Fortune Brands Home & Security, Inc.	483
3,190	Masonite International Corp.(p)	195
12,180	NCI Building Systems, Inc.(p)	198
7,390	Owens Corning	601
6,900	USG Corp.(p)	231
		1,708

Construction & Engineering (0.0%)

3,210	EMCOR Group, Inc.	245
8,660	Primoris Services Corp.	216
		461

Construction Machinery & Heavy Trucks (0.2%)

6,490	Allison Transmission Holdings, Inc.	257
3,280	Caterpillar, Inc.	507
3,600	Cummins, Inc.	606
4,080	Greenbrier Cos., Inc.	211
8,580	Meritor, Inc.(p)	210
8,550	PACCAR, Inc.	612
8,910	Wabash National Corp.	195
		2,598

Electrical Components & Equipment (0.1%)

2,520	Acuity Brands, Inc.	359
9,750	Atkore International Group, Inc.(p)	212
6,740	Eaton Corp. plc	544
4,990	Generac Holdings, Inc.(p)	222
3,150	Regal Beloit Corp.	228
		1,565

Industrial Conglomerates (0.1%)

1,940	3M Co.	457
4,620	Honeywell International, Inc.	698
		1,155

Industrial Machinery (0.3%)

4,960 Hillenbrand, Inc.	218

Portfolio of Investments | 12

		Market
Number		Value
of Shares	Security	(000)

4,110	IDEX Corp.	$562
2,620	Illinois Tool Works, Inc.	423
5,120	Ingersoll-Rand plc	455
3,230	Snap-on, Inc.	514
4,650	Stanley Black & Decker, Inc.	740
5,210	Timken Co.	228
		3,140

Office Services & Supplies (0.1%)

18,430	ACCO Brands Corp.	233
7,110	Herman Miller, Inc.	255
21,160	Pitney Bowes, Inc.	263
		751

Research & Consulting Services (0.0%)

4,380 ICF International, Inc.(p)	250

Trading Companies & Distributors (0.1%)

3,180	GATX Corp.	219
5,660	H&E Equipment Services, Inc.	213
5,160	Rush Enterprises, Inc. "A"(p)	220
3,900	United Rentals, Inc.(p)	683
		1,335

Trucking (0.1%)

1,780	AMERCO	612
5,950	Avis Budget Group, Inc.(p)	269
5,970	Werner Enterprises, Inc.	222
		1,103
	Total Industrials	17,524

Information Technology (3.3%)

Application Software (0.1%)

2,580	Adobe Systems, Inc.(p)	540
2,310	Intuit, Inc.	385
7,560	Manhattan Associates, Inc.(p)	318
		1,243

Communications Equipment (0.2%)

5,990	Applied Optoelectronics, Inc.(k),(p)	167
2,340	Arista Networks, Inc.(p)	631
9,790	CIENA Corp.(p)	227
2,310	F5 Networks, Inc.(p)	343
2,860	InterDigital, Inc.	206
24,680	Juniper Networks, Inc.	633
3,440	Motorola Solutions, Inc.	365
3,870	Plantronics, Inc.	209
		2,781

Data Processing & Outsourced Services (0.8%)

4,050	Alliance Data Systems Corp.	976
7,860	Broadridge Financial Solutions, Inc.	789
13,520	Convergys Corp.	314
6,290	CSG Systems International, Inc.	294
7,200	Fidelity National Information Services, Inc.	700
61,140	First Data Corp. "A"(p)	955
2,870	Fiserv, Inc.(p)	411
6,400	Mastercard, Inc. "A"	1,125
4,880	MAXIMUS, Inc.	327
7,080	PayPal Holdings, Inc.(p)	562

13 | USAA Cornerstone Moderate Fund

		Market
Number		Value
of Shares	Security	(000)

48,140	Sabre Corp.	$1,106
9,250	Square, Inc. "A"(p)	426
4,220	Total System Services, Inc.	371
5,950	Visa, Inc. "A"	731
		9,087

Electronic Components (0.1%)

9,560 Amphenol Corp.	874

Electronic Equipment & Instruments (0.0%)

6,410 Cognex Corp.	344

Electronic Manufacturing Services (0.0%)

1,670 IPG Photonics Corp.(p)	410

Home Entertainment Software (0.0%)

3,580 Take-Two Interactive Software, Inc.(p)	400

Internet Software & Services (0.2%)

10,880	Akamai Technologies, Inc.(p)	734
1,710	Stamps.com, Inc.(p)	327
9,420	VeriSign, Inc.(k),(p)	1,093
		2,154

IT Consulting & Other Services (0.6%)

11,550	Accenture plc "A"	1,860
8,990	Booz Allen Hamilton Holding Corp.	341
2,140	CACI International, Inc. "A"(p)	319
9,220	Cognizant Technology Solutions Corp. "A"	756
3,710	DXC Technology Co.	380
17,790	Hackett Group, Inc.	321
9,520	International Business Machines Corp.	1,484
11,770	Leidos Holdings, Inc.	745
4,420	Science Applications International Corp.	320
		6,526

Semiconductor Equipment (0.1%)

3,370	Advanced Energy Industries, Inc.(p)	223
20,510	Amkor Technology, Inc.(p)	206
3,250	Lam Research Corp.	624
10,070	Ultra Clean Holdings, Inc.(p)	194
		1,247

Semiconductors (0.4%)

5,270	Cirrus Logic, Inc.(p)	234
21,090	Intel Corp.	1,040
18,730	Micron Technology, Inc.(p)	914
2,700	NVIDIA Corp.	653
12,810	ON Semiconductor Corp.(p)	306
4,390	Skyworks Solutions, Inc.	480
9,680	Texas Instruments, Inc.	1,049
		4,676

Systems Software (0.4%)

21,490	CA, Inc.	754
16,470	Microsoft Corp.	1,545
20,070	Oracle Corp.	1,017
6,040	Red Hat, Inc.(p)	890
2,970	ServiceNow, Inc.(p)	478
		4,684

Portfolio of Investments | 14

		Market
Number		Value
of Shares	Security	(000)

Technology Distributors (0.1%)

10,030	Arrow Electronics, Inc.(p)	$818
2,670	ePlus, Inc.(p)	204
1,900	SYNNEX Corp.	235
2,350	Tech Data Corp.(p)	243
		1,500

Technology Hardware, Storage, & Peripherals (0.3%)

44,040	Hewlett Packard Enterprise Co.	819
35,610	HP, Inc.	833
7,430	Seagate Technology plc	397
8,860	Western Digital Corp.	771
		2,820
	Total Information Technology	38,746

Materials (0.5%)

Commodity Chemicals (0.1%)

4,670	Koppers Holdings, Inc.(p)	189
10,590	LyondellBasell Industries N.V. "A"	1,146
2,700	Trinseo S.A.	215
		1,550

Metal & Glass Containers (0.1%)

4,570	Berry Global Group, Inc.(p)	248
10,060	Owens-Illinois, Inc.(p)	217
7,160	Silgan Holdings, Inc.	204
		669

Paper Packaging (0.2%)

6,020	Avery Dennison Corp.	711
15,310	Graphic Packaging Holding Co.	235
12,730	International Paper Co.	759
10,330	WestRock Co.	679
		2,384

Paper Products (0.0%)

4,720 Schweitzer-Mauduit International, Inc.	185

Specialty Chemicals (0.0%)

2,950 Minerals Technologies, Inc.	203

Steel (0.1%)

17,490	SunCoke Energy, Inc.(p)	187
4,350	Worthington Industries, Inc.	192
		379
	Total Materials	5,370

Telecommunication Services (0.2%)

Alternative Carriers (0.0%)

7,080	Iridium Communications, Inc.(p)	83
13,550	Zayo Group Holdings, Inc.(p)	486
		569

Integrated Telecommunication Services (0.2%)

24,460	AT&T, Inc.	888
21,970	Verizon Communications, Inc.	1,049
		1,937

15 | USAA Cornerstone Moderate Fund

		Market
Number		Value
of Shares	Security	(000)

Wireless Telecommunication Services (0.0%)

2,960	Shenandoah Telecommunications Co.	$97
69,240	Sprint Corp.(k),(p)	359
		456
	Total Telecommunication Services	2,962

Utilities (0.4%)

Electric Utilities (0.3%)

8,280	American Electric Power Co., Inc.	543
16,400	Exelon Corp.	607
9,120	Hawaiian Electric Industries, Inc.	301
3,720	Idacorp, Inc.	302
3,850	NextEra Energy, Inc.	586
6,880	Pinnacle West Capital Corp.	529
26,940	Spark Energy, Inc. "A"(k)	251
		3,119

Multi-Utilities (0.1%)

10,880	Public Service Enterprise Group, Inc.	527
6,420	Unitil Corp.	270
6,900	WEC Energy Group, Inc.	413
		1,210
	Total Utilities	4,329
	Total Common Stocks (cost: $145,520)	156,634

EXCHANGE-TRADED FUNDS (9.0%)

117,300	Consumer Discretionary Select Sector SPDR Fund	12,207
206,300	Consumer Staples Select Sector SPDR Fund(k)	11,019
140,200	Health Care Select Sector SPDR Fund	11,797
154,500	Industrial Select Sector SPDR Fund	11,842
30,600	iShares Core S&P 500 ETF	8,364
224,400	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	10,136
231,700	Schwab Fundamental International Small Company Index ETF	8,320
92,130	Vanguard S&P 500 ETF	22,972
69,440	Vanguard Total Stock Market ETF	9,652
	Total Exchange-Traded Funds (cost: $93,080)	106,309

PREFERRED STOCKS (1.4%)

Consumer Staples (0.6%)

Agricultural Products (0.6%)

161,682	CHS, Inc., Series B, cumulative redeemable, 7.88% (j),(q),(r)	4,707
28,000	Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (a),(j),(q)	2,775
	Total Consumer Staples	7,482

Energy (0.2%)

Oil & Gas Exploration & Production (0.2%)

4,900 Chesapeake Energy Corp., 5.75%(a),(j),(q)	2,890

Financials (0.4%)

Life & Health Insurance (0.3%)

167,198 Delphi Financial Group, Inc., cumulative redeemable, 5.03%, 3 mo. LIBOR +
3.19%(b)	3,846

Portfolio of Investments | 16

		Market
Number		Value
of Shares	Security	(000)

Reinsurance (0.1%)

1,500 American Overseas Group Ltd., non-cumulative, 5.57%, 3 mo. LIBOR +
3.56%(b),(d),(e),(f)	$375
Total Financials	4,221

Telecommunication Services (0.2%)

Alternative Carriers (0.2%)

112,000 Qwest Corp., 6.50%(j)	2,419
Total Preferred Stocks (cost: $18,548)	17,012
Total U.S. Equity Securities (cost: $257,148)	279,955

INTERNATIONAL EQUITY SECURITIES (21.2%)

COMMON STOCKS (0.1%)

Energy (0.0%)

Oil & Gas Equipment & Services (0.0%)

15,210 TechnipFMC plc	438

Health Care (0.1%)

Pharmaceuticals (0.1%)

3,670 Jazz Pharmaceuticals plc(p)	531

Information Technology (0.0%)

Electronic Manufacturing Services (0.0%)

5,010 TE Connectivity Ltd.	517
Total Common Stocks (cost: $1,478)	1,486

EXCHANGE-TRADED FUNDS (21.1%)

424,860	iShares Core MSCI EAFE ETF	28,100
369,500	iShares Core MSCI Emerging Markets ETF	21,405
274,500	iShares Edge MSCI Minimum Volatility EAFE ETF	20,058
167,400	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	10,247
597,600	PowerShares FTSE RAFI Emerging Markets Portfolio(k)	14,139
856,200	Schwab Fundamental Emerging Markets Large Company Index ETF	26,517
1,389,900	Schwab Fundamental International Large Co. Index ETF	41,961
34,497	SPDR S&P Emerging Markets SmallCap ETF	1,803
39,500	USAA MSCI Emerging Markets Value Momentum Blend Index ETF	2,057
117,930	Vanguard FTSE All-World ex-US ETF	6,459
788,000	Vanguard FTSE Developed Markets ETF	35,137
238,360	Vanguard FTSE Emerging Markets ETF	11,243
281,980	Vanguard FTSE Europe ETF	16,535
59,797	WisdomTree Emerging Markets SmallCap Dividend Fund	3,193
163,810	WisdomTree Japan Hedged Equity Fund	9,358
	Total Exchange-Traded Funds (cost: $212,623)	248,212
	Total International Equity Securities (cost: $214,101)	249,698

PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.0%) COMMON STOCKS (0.0%)

Materials (0.0%)

Gold (0.0%)

110,164 Hycroft Mining Corp.(d),(e),(f),(p) (cost: $3,919)	2
Total Common Stocks (cost: $3,919)	2

17 | USAA Cornerstone Moderate Fund

		Market
Number		Value
of Shares	Security	(000)

EXCHANGE-TRADED FUNDS (1.0%)

65,300	First Trust Global Tactical Commodity Strategy Fund	$1,355
114,500	PowerShares DB Commodity Index Tracking Fund(p)	1,901
96,300	United States Commodity Index Fund(k),(p)	4,090
153,400	VanEck Vectors Gold Miners ETF	3,275
47,200	VanEck Vectors Junior Gold Miners ETF	1,481
	Total Exchange-Traded Funds (cost: $13,111)	12,102
	Total Precious Metals and Commodity-Related Securities (cost: $17,030)	12,104

GLOBAL REAL ESTATE EQUITY SECURITIES (0.8%)

COMMON STOCKS (0.6%)

Financials (0.1%)

REITs - Mortgage (0.1%)

57,500 Annaly Capital Management, Inc.	577

Real Estate (0.5%)

Real Estate Services (0.1%)

7,150	HFF, Inc. "A"	327
13,780	Realogy Holdings Corp.	352
		679

REITs - Health Care (0.1%)

8,570	LTC Properties, Inc.	317
5,240	National Health Investors, Inc.	340
9,050	Ventas, Inc.	437
		1,094

REITs - Hotel & Resort (0.2%)

19,250	Apple Hospitality, Inc.	327
31,750	Host Hotels & Resorts, Inc.	589
12,030	LaSalle Hotel Properties	295
13,260	Park Hotels & Resorts, Inc.	345
16,710	Xenia Hotels & Resorts, Inc.	329
		1,885

REITs - Office (0.0%)

10,130 Vornado Realty Trust	673

REITs - Residential (0.0%)

7,260 Mid-America Apartment Communities, Inc.	623

REITs - Specialized (0.1%)

3,790	American Tower Corp.	528
5,290	Lamar Advertising Co. "A"	351
6,270	PotlatchDeltic Corp.	321
		1,200
	Total Real Estate	6,154
	Total Common Stocks (cost: $6,772)	6,731

Portfolio of Investments | 18

		Market
Number		Value
of Shares	Security	(000)

EXCHANGE-TRADED FUNDS (0.2%)

35,400 Vanguard REIT ETF (cost: $2,821)$ 2,596

PREFERRED STOCKS (0.0%)

Financials (0.0%)

REITs - Mortgage (0.0%)

24,000	Arbor Realty Trust, Inc., 7.37%(j) (cost: $600)			618
	Total Global Real Estate Equity Securities (cost: $10,193)			9,945

Principal	Coupon
Amount
		Rate	Maturity
(000)

	MONEY MARKET INSTRUMENTS (4.0%)
	COMMERCIAL PAPER (3.9%)
$4,300	Agrium, Inc. (r)	1.92%	3/23/2018	4,295
1,130	Alliant Energy Corp. (a)	1.85	3/07/2018	1,130
1,191	Canadian Natural Resources (a)	2.08	3/13/2018	1,190
2,000	Canadian Natural Resources (a)	2.13	3/19/2018	1,998
1,800	Duke Energy Corp. (a)	1.78	3/01/2018	1,800
5,000	Enbridge Energy Partners, LP (a)	2.25	3/02/2018	5,000
1,400	Enbridge Energy Partners, LP (a)	2.32	3/05/2018	1,400
4,000	Energy Transfer Partners, LP (a)	2.20	3/02/2018	4,000
6,800	Newell Rubbermaid, Inc. (a)	2.15	3/05/2018	6,798
1,119	Phillips 66 (a)	1.88	3/02/2018	1,119
2,500	Public Service Co. of North Carolina	2.06	3/05/2018	2,499
1,800	Public Service Co. of North Carolina	2.05	3/06/2018	1,799
2,100	Southern California Edison Co (a)	1.75	3/05/2018	2,100
4,000	Spectra Energy Partners (a)	1.95	3/12/2018	3,998
2,420	Spire, Inc. (a)	1.86	3/15/2018	2,418
4,000	Union Electric Co.	1.73	3/01/2018	4,000
1,263	Viacom, Inc. (a)	2.25	3/09/2018	1,262
	Total Commercial Paper (cost: $46,806)			46,806

Number
of Shares

	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)
1,085,851	State Street Institutional Treasury Money Market Fund Premier Class,
	1.33%(j),(s)(cost: $1,086)			1,086
	Total Money Market Instruments (cost: $47,892)			47,892
	SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
	FROM SECURITIES LOANED (0.6%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.6%)
818,357	Federated Government Obligations Fund Institutional Class, 1.24%(s)			818
76,683	Fidelity Government Fund Institutional Class, 1.26%(s)			77
3,350,275	Invesco Government & Agency Portfolio Institutional Class, 1.30%(s)			3,350
269,346	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
	Class, 1.26%(s)			269
2,824,381	Western Asset Institutional Government Reserve Institutional Class, 1.29%(s)			2,825
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $7,339)			7,339
	Total Investments (cost: $1,141,113)			$ 1,185,488

19 | USAA Cornerstone Moderate Fund

					Unrealized
					Appreciation/
Number of		Expiration	Notional	Contract	Depreciation
Contracts	Description	Date	Amount (000)	Value (000)	(000)

FUTURES (3.5%)

LONG FUTURES

Equity Contracts

144	E-mini S&P 500	03/16/2018	USD	19,109	$19,543	$435
514	Euro STOXX 50	03/16/2018	EUR	18,392	21,559	(880)
205	TOPIX Index	03/08/2018	JPY	3,662,310	33,970	(355)
	Total Long Futures
					$75,072	$(800)

SHORT FUTURES

Interest Rate Contracts

238 U.S. Treasury Bonds	06/20/2018	USD (33,906)	(34,138)	(232)
Total Short Futures
			$(34,138)	$(232)
Total Futures
			$40,934	$(1,032)

Portfolio of Investments | 20

($ in 000s)		VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$—	$9,195	$—	$9,195
Collateralized Mortgage Obligation	—	2,598	—	2,598
Commercial Mortgage Securities	—	29,314	—	29,314
Convertible Securities	—	—	395	395
Corporate Obligations	—	69,417	—	69,417
Eurodollar and Yankee Obligations	—	9,083	—	9,083
Fixed-Income Exchange-Traded Funds	143,818	—	—	143,818
U.S. Government Agency Issues	—	115,056	—	115,056
U.S. Treasury Securities	199,570	109	—	199,679
U.S. Equity Securities:
Common Stocks	156,634	—	—	156,634
Exchange-Traded Funds	106,309	—	—	106,309
Preferred Stocks	—	16,637	375	17,012
International Equity Securities:
Common Stocks	1,486	—	—	1,486
Exchange-Traded Funds	248,212	—	—	248,212
Precious Metals and Commodity-Related Securities:
Common Stocks	—	—	2	2
Exchange-Traded Funds	12,102	—	—	12,102
Global Real Estate Equity Securities:
Common Stocks	6,731	—	—	6,731
Exchange-Traded Funds	2,596	—	—	2,596
Preferred Stocks	—	618	—	618
Money Market Instruments:
Commercial Paper	—	46,806	—	46,806
Government & U.S. Treasury Money Market
Funds	1,086	—	—	1,086
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	7,339	—	—	7,339
Futures(1)	435	—	—	435
Total	$886,318	$298,833	$772	$1,185,923
Liabilities	LEVEL 1	LEVEL 2	LEVEL 3	Total
Futures(1)	$ (1,467)	$—	$—	$ (1,467)

Total	$(1,467)	$—	$—	$(1,467)

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

21 | USAA Cornerstone Moderate Fund

RECONCILIATION OF LEVEL 3 INVESTMENTS

	Convertible	Preferred	Common
($ in 000s)	Securities	Stocks	Stocks

Balance as of May 31, 2017	$ 574	$ 300	$143
Purchases	34	–	–
Sales	–	–	–
Transfers into Level 3	–	–	–
Transfers out of Level 3	–	–	–
Net realized gain (loss) on investments	–	–	–
Change in net unrealized appreciation/(depreciation) of investments	(213)	75	(141)
Balance as of February 28, 2018	$ 395	$375	$2

For the period of June 1, 2017, through February 28, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS*

	Fair Value at		Significant
	February 28, 2018	Valuation	Unobservable
Assets	($ in 000's)	Technique(s)	Input(s)	Range/Value

Bonds:
Convertible Securities	$395	Market	Average Value Per	$56.87
		Comparables	Recoverable Ounce(a)
			Comparable Discount	40%
			Adjustment(b)

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

* Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, earnings per share, or average value per recoverable ounce will increase the value of the security while an increase in the discount for lack of marketability or comparable discount adjustment will decrease the value of the security.

Portfolio of Investments | 22

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Cornerstone Moderate Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

23 | USAA Cornerstone Moderate Fund

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options

Notes to Portfolio of Investments | 24

exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

10.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's Net Asset Value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by a prior tender offer and last quoted price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market

25 | USAA Cornerstone Moderate Fund

multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At February 28, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$7,123,000	$—	$7,339,000

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund

Notes to Portfolio of Investments | 26

is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at February 28, 2018, did not include master netting provisions.

F.Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

G.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,179,039,000 at February 28, 2018, and, in total, may not equal 100%. Investments in foreign securities were 23.0% of net assets at February 28, 2018.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

H.Transactions with affiliated funds – The following table provides details related to the Fund's investment in the USAA Funds for the nine-month period ended February 28, 2018 (in thousands):

Change
in net
				Realized	Capital	unrealized
($ in 000s)	Purchases	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost*	Proceeds	Income	(Loss)	Distributions	depreciation	05/31/17 02/28/18

MSCI Emerging Markets Value Momentum
Blend Index ETF	$1,507	$—	$—	$—	$—	$550	$—	$2,057

* Includes reinvestment of distributions from dividend income and realized gains.

I.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which

27 | USAA Cornerstone Moderate Fund

funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

J.New Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Fund believes the adoption of these ASUs will not have material impact on its financial statement disclosures

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

Notes to Portfolio of Investments | 28

Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. Treasury inflation-indexed notes – Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

LIBOR	London Interbank Offered Rate
REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.
STRIPS	Separate trading of registered interest and principal of securities

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

29 | USAA Cornerstone Moderate Fund

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 28, 2018.

(c)Stated interest rates may change slightly over time as underlying mortgages paydown.

(d)Security deemed illiquid by the USAA Asset Management Company, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 28, 2018, was $3,207,000, which represented 0.3% of the Fund's net assets.

(e)Security was fair valued at February 28, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by the Trust's Board of Trustees. The total value of all such securities was $772,000, which represented less than 0.1% of the Fund's net assets.

(f)Security was fair valued at Level 3.

(g)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(h)All of the coupon is PIK.

(i)Senior loan (loan) – is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the all in interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 28, 2018. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(j)The security, or a portion thereof, is segregated to cover the value of open futures contracts at February 28, 2018.

(k)The security, or a portion thereof, was out on loan as of February 28, 2018.

(l)At February 28, 2018, the issuer was in default with respect to interest and/or principal payments.

Notes to Portfolio of Investments | 30

(m)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(n)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(o)Securities with a value of $1,924,000 are segregated as collateral for initial margin requirements on open futures contracts.

(p)Non-income-producing security.

(q)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(r)Restricted security that is not registered under the Securities Act of 1933.

(s)Rate represents the money market fund annualized seven-day yield at February 28, 2018.

31 | USAA Cornerstone Moderate Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA CORNERSTONE MODERATELY AGGRESSIVE FUND FEBRUARY 28, 2018

(Form N-Q)

48470 -0418	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Moderately Aggressive Fund

February 28, 2018 (unaudited)

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

BONDS (41.4%)

ASSET-BACKED SECURITIES (0.7%)

Financials (0.7%)

Asset-Backed Financing (0.7%)

$2,700	Avis Budget Rental Car Funding
	AESOP, LLC(a)	2.96%	7/20/2020 $	2,697
1,700	Avis Budget Rental Car Funding
	AESOP, LLC(a)	3.75	7/20/2020	1,700
1,600	Navient Student Loan Trust 1 mo. LIBOR
	+ 1.50%	3.12(b)	8/25/2050	1,595
759	NP SPE II, LLC(a)	3.37	10/21/2047	740
2,243	SCF Equipment Leasing, LLC(a)	3.41	12/20/2023	2,215
3,000	SLC Student Loan Trust 3 mo. LIBOR +
	0.45%	2.17(b)	7/15/2036	2,871
2,251	SLM Student Loan Trust 3 mo. LIBOR +
	0.22%	1.97(b)	1/25/2041	2,102
867	SLM Student Loan Trust 3 mo. LIBOR +
	0.55%	2.29(b)	10/25/2065	830
2,374	Synchrony Credit Card Master Note Trust	2.95	5/15/2024	2,340
	Total Financials			17,090
	Total Asset-Backed Securities (cost: $16,225)			17,090

COLLATERALIZED MORTGAGE OBLIGATION (0.1%)

Financials (0.1%)

663	Sequoia Mortgage Trust 1 mo. LIBOR +	2.50(b)	9/20/2033	645
	0.90%
666	Wells Fargo Mortgage Backed Securities
	Trust 1 mo. LIBOR + 0.19%	3.65(b)	4/25/2035	649
	Total Financials			1,294
	Total Collateralized Mortgage Obligation (cost: $1,309)			1,294

COMMERCIAL MORTGAGE SECURITIES (1.3%)

Financials (1.3%)

Commercial Mortgage-Backed Securities (1.2%)

100	Banc of America Commercial Mortgage,
	Inc. (a)	5.41(c)	12/10/2042	96
5,074	Banc of America Commercial Mortgage,
	Inc.	5.76(c)	7/10/2044	3,392
3,500	Banc of America Commercial Mortgage,
	Inc.	6.04(c)	2/10/2051	3,495
2,542	Bear Stearns Commercial Mortgage
	Securities, Inc. (a)	5.66(c)	9/11/2041	2,578
1,000	Citigroup Commercial Mortgage Trust	6.15(c)	12/10/2049	638
507	Commercial Mortgage Trust	5.38	12/10/2046	511

1| USAA Cornerstone Moderately Aggressive Fund

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

$6,186	Credit Suisse Commercial Mortgage Trust
	1 mo. LIBOR + 0.19%	1.78%(b)	2/15/2040 $	6,165
6,900	FREMF Mortgage Trust (a)	3.56(c)	8/25/2045	6,939
2,030	GE Capital Commercial Mortgage Corp.	5.61(c)	12/10/2049	2,050
274	GMAC Commercial Mortgage Securities,
	Inc.	4.97	12/10/2041	276
1,000	GMAC Commercial Mortgage Securities,
	Inc.	4.98(c)	12/10/2041	1,004
2,462	JPMorgan Chase & Co.	5.37	5/15/2047	2,479
				29,623

Interest-Only Commercial Mortgage Backed Securities (0.1%)

25,716	CSAIL Commercial Mortgage Trust (d)	1.81(c)	1/15/2049	2,605
20,903	UBS Commercial Mortgage Trust (a),(d)	2.08(c)	5/10/2045	1,446
				4,051
	Total Financials			33,674
	Total Commercial Mortgage Securities (cost: $34,741)			33,674

CONVERTIBLE SECURITIES (0.0%)

Materials (0.0%)

Gold (0.0%)

940 Hycroft Mining Corp.(d),(e),(f),(g) (cost: $921)	15.00(h)	10/22/2020	1,128

CORPORATE OBLIGATIONS (3.8%)

Consumer Discretionary (0.4%)

Department Stores (0.1%)

2,474 Neiman Marcus Group Ltd., LLC 1 mo.
LIBOR + 3.25% (i)	4.83	10/25/2020	2,107

Specialty Stores (0.3%)

4,765	Academy Ltd. 1 mo. LIBOR + 4.00% (i)	5.55	7/01/2022	3,822
3,000	Guitar Center, Inc. (a),(j)	6.50	4/15/2019	2,978
				6,800
	Total Consumer Discretionary			8,907

Consumer Staples (0.1%)

Food Retail (0.1%)

2,100 BI-LO, LLC & BI-LO Finance Corp. (a),(j)	9.25	2/15/2019	2,042

Energy (0.3%)

Oil & Gas Storage & Transportation (0.3%)

1,300	Enbridge Energy Partners, LP	7.38	10/15/2045	1,696
3,030	Energy Transfer, LP 3 mo. LIBOR +
	3.02% (k)	4.79(b)	11/01/2066	2,757
2,352	Southern Union Co. 3 mo. LIBOR +
	3.09% (k)	4.79(b)	11/01/2066	2,073
2,300	Tallgrass Energy Partners, LP / Tallgrass
	Energy Finance Corp. (a)	5.50	9/15/2024	2,380
	Total Energy			8,906

Financials (2.7%)

Asset Management & Custody Banks (0.5%)

2,600 Ares Capital Corp. (k)	3.62	1/19/2022	2,564

Portfolio of Investments | 2

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

$9,200	Prospect Capital Corp. (k)	5.00%	7/15/2019 $	9,346
				11,910

Life & Health Insurance (0.2%)

4,800 Prudential Financial, Inc. 3 mo. LIBOR +	5.63(b)	6/15/2043	5,070
3.92%

Multi-Line Insurance (0.4%)

10,510 Nationwide Mutual Insurance Co. 3 mo.
LIBOR + 2.29% (a),(k)	3.88(b)	12/15/2024	10,513

Multi-Sector Holdings (0.3%)

5,325 BNSF Funding Trust 3 mo. LIBOR +	6.61(b)	12/15/2055	6,067
2.35%

Property & Casualty Insurance (0.5%)

5,200	Allstate Corp. 3 mo. LIBOR + 2.94%	5.75(b)	8/15/2053	5,564
3,309	AmTrust Financial Services, Inc. (j)	6.13	8/15/2023	3,228
4,050	HSB Group, Inc. 3 mo. LIBOR + 0.91%	2.63(b)	7/15/2027	3,551
				12,343

Regional Banks (0.8%)

1,000	Allfirst Preferred Capital Trust 3 mo.	3.22(b)	7/15/2029	979
	LIBOR + 1.50%
2,200	Compass Bank (k)	3.87	4/10/2025	2,151
8,000	Cullen/Frost Capital Trust II 3 mo. LIBOR
	+ 1.55%	3.56(b)	3/01/2034	7,169
4,000	First Maryland Capital Trust I 3 mo.
	LIBOR + 1.00% (k)	2.72(b)	1/15/2027	3,830
2,000	Huntington Capital 3 mo. LIBOR +
	0.63% (k)	2.21(b)	6/15/2028	1,818
5,039	Manufacturers & Traders Trust Co. 3 mo.
	LIBOR + 0.64%	2.65(b)	12/01/2021	5,038
				20,985
	Total Financials			66,888

Health Care (0.1%)

Health Care Facilities (0.1%)

5,000 Community Health Systems, Inc.	6.88	2/01/2022	3,287

Industrials (0.0%)

Airlines (0.0%)

160 America West Airlines, Inc. Pass-Through
Trust (INS - AMBAC Assurance Corp)	7.93	7/02/2020	166

Electrical Components & Equipment (0.0%)

800 Artesyn Embedded Technologies,
Inc. (a),(k)	9.75	10/15/2020	776
Total Industrials			942

Real Estate (0.1%)

Real Estate Development (0.1%)

950 Crescent Communities, LLC & Crescent
Ventures, Inc. (a)	8.87	10/15/2021	1,007

3| USAA Cornerstone Moderately Aggressive Fund

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

REITs - Health Care (0.0%)

$1,000 Sabra Health Care, LP (k)	5.13%	8/15/2026 $	972
Total Real Estate			1,979

Utilities (0.1%)

Multi-Utilities (0.1%)

2,300 WEC Energy Group, Inc. 3 mo. LIBOR +	3.95(b)	5/15/2067	2,254
2.11%
Total Corporate Obligations (cost: $90,637)			95,205

EURODOLLAR AND YANKEE OBLIGATIONS (0.7%)

Energy (0.2%)

Integrated Oil & Gas (0.1%)

2,850 Petroleos Mexicanos Co. (a)	5.38	3/13/2022	2,985

Oil & Gas Drilling (0.0%)

3,683 Schahin II Finance Co. SPV Ltd. (a),(l)	5.87	9/25/2023	518

Oil & Gas Storage & Transportation (0.1%)

1,400 Transcanada Trust 3 mo. LIBOR +
3.53% (k)	5.62(b)	5/20/2075	1,467
Total Energy			4,970

Financials (0.2%)

Property & Casualty Insurance (0.2%)

5,650 QBE Capital Funding III Ltd. USD Swap
Semi-Annual 30/360 10 YR + 4.05% (a)	7.25(b)	5/24/2041	6,236

Materials (0.3%)

Gold (0.3%)

3,000	Newcrest Finance Pty. Ltd. (a),(k)	4.45	11/15/2021	3,099
3,750	Pretium Resources, Inc. (j)	2.25	3/15/2022	3,166
	Total Materials			6,265
	Total Eurodollar and Yankee Obligations (cost: $19,567)			17,471

Number

of Shares

FIXED-INCOME EXCHANGE-TRADED FUNDS (13.1%)

134,100	iShares 1-3 Year Credit Bond ETF	13,928
149,400	iShares Core U.S. Aggregate Bond ETF	15,951
277,500	PowerShares Fundamental High Yield Corporate Bond Portfolio "B"	5,153
906,900	Vanguard Mortgage-Backed Securities ETF	46,624
371,700	Vanguard Short-Term Bond ETF	29,130
1,845,700	Vanguard Short-Term Corporate Bond ETF	144,814
911,200	Vanguard Total Bond Market ETF	72,486
	Total Fixed-Income Exchange-Traded Funds (cost: $334,659)	328,086

Portfolio of Investments | 4

Principal				Market
		Coupon		Value
Amount
(000)	Security	Rate	Maturity	(000)

U.S. GOVERNMENT AGENCY ISSUES (8.2%)(m)

Commercial Mortgage-Backed Securities (1.4%)

$3,750	Fannie Mae(+)	2.15%	1/25/2023 $	3,626
14,000	Freddie Mac(+)	3.00	12/25/2025	13,852
8,400	Freddie Mac(+)	3.33	5/25/2025	8,516
8,000	Freddie Mac(+)	3.51	4/25/2030	8,147
				34,141

Mortgage-Backed Pass-Through Securities (6.8%)

6,530	Fannie Mae(+)	4.00	11/01/2045	6,697
13,051	Freddie Mac(+)	3.00	4/01/2046	12,670
31,475	Freddie Mac(+) (k)	3.00	6/01/2046	30,556
4,454	Freddie Mac(+)	3.00	8/01/2046	4,324
13,159	Freddie Mac(+) (k)	3.00	1/01/2047	12,773
37,466	Freddie Mac(+)	3.00	3/01/2047	36,350
8,788	Freddie Mac(+) (k)	3.00	4/01/2047	8,529
26,700	Freddie Mac(+) (k)	3.00	4/01/2047	25,908
14,608	Freddie Mac(+) (k)	3.00	6/01/2047	14,176
17,946	Freddie Mac(+)	3.50	4/01/2046	17,967
7	Ginnie Mae I Pool	6.50	4/15/2024	8
				169,958
	Total U.S. Government Agency Issues (cost: $210,683)			204,099

U.S. TREASURY SECURITIES (13.5%)

Bonds (6.0%)(n)

13,000	3.00%, 11/15/2044	12,708
55,500	3.00%, 5/15/2045	54,230
5,000	3.00%, 5/15/2047	4,874
72,700	3.12%, 8/15/2044	72,745
11,520	3.17%, 8/15/2044 (STRIPS Principal)	5,029
		149,586

Inflation-Indexed Notes (1.0%)

24,964 0.13%, 4/15/202124,742

Notes (6.5%)(n)

58,000	1.13%, 2/28/2021 (o)	55,806
48,000	1.62%, 2/15/2026	43,822
19,000	1.63%, 4/30/2023	18,041
5,000	2.25%, 11/15/2025	4,797
29,000	2.25%, 11/15/2027	27,441
1,000	2.37%, 8/15/2024	976
6,500	2.37%, 5/15/2027	6,235
7,000	2.75%, 2/15/2028	6,930
		164,048
	Total U.S. Treasury Securities (cost: $347,114)	338,376
	Total Bonds (cost: $1,055,856)	1,036,423

5| USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

INTERNATIONAL EQUITY SECURITIES (27.2%)

COMMON STOCKS (0.2%)

Energy (0.0%)

Oil & Gas Equipment & Services (0.0%)

44,660 TechnipFMC plc$ 1,287

Health Care (0.1%)

Pharmaceuticals (0.1%)

10,780 Jazz Pharmaceuticals plc(p)	1,561

Information Technology (0.1%)

Electronic Manufacturing Services (0.1%)

14,730 TE Connectivity Ltd.	1,519
Total Common Stocks (cost: $4,339)	4,367

EXCHANGE-TRADED FUNDS (27.0%)

1,337,975	iShares Core MSCI EAFE ETF	88,494
1,113,386	iShares Core MSCI Emerging Markets ETF	64,499
468,200	iShares Edge MSCI Minimum Volatility EAFE ETF	34,211
390,800	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	23,921
350,100	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	15,814
1,116,600	PowerShares FTSE RAFI Emerging Markets Portfolio	26,419
1,989,900	Schwab Fundamental Emerging Markets Large Company Index ETF	61,627
2,632,900	Schwab Fundamental International Large Co. Index ETF	79,487
509,600	Schwab Fundamental International Small Company Index ETF	18,300
107,983	SPDR S&P Emerging Markets SmallCap ETF(j)	5,644
56,000	USAA MSCI Emerging Markets Value Momentum Blend Index ETF	2,916
172,420	Vanguard FTSE All-World ex-US ETF	9,443
3,161,000	Vanguard FTSE Developed Markets ETF	140,949
563,180	Vanguard FTSE Emerging Markets ETF	26,565
693,830	Vanguard FTSE Europe ETF	40,686
182,288	WisdomTree Emerging Markets SmallCap Dividend Fund	9,732
233,900	WisdomTree India Earnings Fund(j)	6,283
381,780	WisdomTree Japan Hedged Equity Fund	21,811
	Total Exchange-Traded Funds (cost: $560,339)	676,801
	Total International Equity Securities (cost: $564,678)	681,168

U.S. EQUITY SECURITIES (25.2%)

COMMON STOCKS (16.9%)

Consumer Discretionary (2.2%)

Apparel Retail (0.1%)

9,720	Buckle, Inc(j)	204
6,310	Foot Locker, Inc.	290
70,480	Gap, Inc.	2,226
		2,720

Apparel, Accessories & Luxury Goods (0.2%)

38,340	Michael Kors Holdings Ltd.(p)	2,413
4,380	Oxford Industries, Inc.	350
32,950	VF Corp.	2,457
		5,220

Auto Parts & Equipment (0.1%)

14,980 Aptiv plc	1,368

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)

2,690	Cooper-Standard Holdings, Inc.(p)	$328
6,080	Tenneco, Inc.	319
		2,015

Automobile Manufacturers (0.1%)

134,090 Ford Motor Co.	1,423

Automotive Retail (0.1%)

3,190	Asbury Automotive Group, Inc.(p)	210
36,870	AutoNation, Inc.(p)	1,851
2,960	Group 1 Automotive, Inc.	204
		2,265

Broadcasting (0.1%)

78,730	Discovery Communications, Inc. "A"(p)	1,809
37,930	Entravision Communications Corp. "A"	245
17,580	Gray Television, Inc.(p)	242
21,290	TEGNA, Inc.	274
		2,570

Cable & Satellite (0.1%)

87,000 Comcast Corp.	3,150

Computer & Electronics Retail (0.1%)

29,650	Best Buy Co., Inc.	2,148
14,080	GameStop Corp. "A"(j)	221
		2,369

Department Stores (0.2%)

40,550	Kohl's Corp.	2,680
79,920	Macy's, Inc.	2,350
		5,030

Education Services (0.0%)

4,800	Capella Education Co.	373
4,740	Grand Canyon Education, Inc.(p)	465
		838

General Merchandise Stores (0.1%)

4,420	Big Lots, Inc.	248
29,580	Target Corp.	2,231
		2,479

Home Furnishings (0.0%)

13,450	Ethan Allen Interiors, Inc.	319
12,110	La-Z-Boy, Inc.	372
		691

Home Improvement Retail (0.2%)

20,530	Home Depot, Inc.	3,742
12,520	Lowe's Cos., Inc.	1,122
		4,864

Homefurnishing Retail (0.0%)

5,050 Williams-Sonoma, Inc.	261

Hotels, Resorts & Cruise Lines (0.3%)

21,380	Carnival Corp.	1,431
21,900	Hilton Worldwide Holdings, Inc.	1,769

7| USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

9,960	Marriott International, Inc. "A"	$1,406
10,010	Royal Caribbean Cruises Ltd.	1,267
11,770	Wyndham Worldwide Corp.	1,363
		7,236

Internet & Direct Marketing Retail (0.2%)

2,610	Amazon.com, Inc.(p)	3,948
820	Booking Holdings, Inc.(p)	1,668
		5,616

Leisure Products (0.0%)

6,840 Sturm Ruger & Co., Inc.(j)	295

Movies & Entertainment (0.1%)

16,670 Walt Disney Co.	1,720

Publishing (0.0%)

5,190 Meredith Corp.	297

Restaurants (0.2%)

19,480	Bloomin' Brands, Inc.	450
8,970	Cheesecake Factory, Inc(j)	417
30,360	Del Taco Restaurants, Inc.(p)	383
13,460	McDonald's Corp.	2,123
15,610	Sonic Corp.	392
		3,765

Specialty Stores (0.0%)

8,360	Hibbett Sports, Inc.(p)	215
4,950	Signet Jewelers Ltd.	249
		464

Tires & Rubber (0.0%)

9,710 Cooper Tire & Rubber Co.	305
Total Consumer Discretionary	55,593

Consumer Staples (1.3%)

Agricultural Products (0.2%)

41,640	Archer-Daniels-Midland Co.	1,729
13,390	Ingredion, Inc.	1,749
		3,478

Brewers (0.1%)

23,880 Molson Coors Brewing Co.	1,821

Distillers & Vintners (0.1%)

22,650	Brown-Forman Corp. "B"	1,581
5,340	Constellation Brands, Inc. "A"	1,150
		2,731

Drug Retail (0.1%)

23,550	CVS Health Corp.	1,595
24,800	Walgreens Boots Alliance, Inc.	1,709
		3,304

Food Distributors (0.1%)

30,600 Sysco Corp.	1,825

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)

Food Retail (0.0%)

16,360 Ingles Markets, Inc.$ 527

Household Products (0.1%)

9,170	Kimberly-Clark Corp.	1,017
30,750	Procter & Gamble Co.	2,415
		3,432

Hypermarkets & Super Centers (0.1%)

5,490	Costco Wholesale Corp.	1,048
19,430	Walmart, Inc.	1,749
		2,797

Packaged Foods & Meats (0.2%)

20,480	Flowers Foods, Inc.	425
30,530	Hostess Brands, Inc.(p)	373
14,490	JM Smucker Co	1,830
3,100	Sanderson Farms, Inc.	382
36,690	Tyson Foods, Inc. "A"	2,729
		5,739

Personal Products (0.1%)

8,140	Estee Lauder Companies, Inc. "A"	1,127
3,550	Nu Skin Enterprises, Inc. "A"	250
2,570	USANA Health Sciences, Inc.(p)	196
		1,573

Pharmaceuticals (0.0%)

10,850 Prestige Brands Holdings, Inc.(p)	367

Soft Drinks (0.2%)

72,880	Coca-Cola Co.	3,150
19,120	Monster Beverage Corp.(p)	1,212
11,980	PepsiCo, Inc.	1,314
		5,676
	Total Consumer Staples	33,270

Energy (1.0%)

Coal & Consumable Fuels (0.0%)

4,240 Arch Coal, Inc.	406

Integrated Oil & Gas (0.2%)

18,040	Chevron Corp.	2,019
17,590	Occidental Petroleum Corp.	1,154
		3,173

Oil & Gas Exploration & Production (0.2%)

18,950	ConocoPhillips	1,029
59,730	Devon Energy Corp.	1,832
55,120	Halcon Resources Corp.(p)	334
46,180	Laredo Petroleum, Inc.(p)	387
69,630	Newfield Exploration Co.(p)	1,625
23,560	SandRidge Energy, Inc.(p)	331
		5,538

Oil & Gas Refining & Marketing (0.6%)

28,340	Andeavor	2,540
55,790	HollyFrontier Corp.	2,389

9| USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

46,760	Marathon Petroleum Corp.	$2,995
20,830	Par Pacific Holdings, Inc.(p)	355
14,040	PBF Energy, Inc. "A"	412
27,600	Phillips 66	2,494
4,510	REX American Resources Corp.(p)	364
35,160	Valero Energy Corp.	3,179
		14,728
	Total Energy	23,845

Financials (2.6%)

Asset Management & Custody Banks (0.5%)

7,030	Affiliated Managers Group, Inc.	1,331
15,950	Ameriprise Financial, Inc.	2,495
2,460	BlackRock, Inc.	1,352
33,510	Eaton Vance Corp.	1,774
22,480	SEI Investments Co.	1,637
9,690	State Street Corp.	1,029
15,500	T. Rowe Price Group, Inc.	1,734
24,670	Waddell & Reed Financial, Inc. "A"	493
		11,845

Consumer Finance (0.4%)

77,570	Ally Financial, Inc.	2,164
21,310	American Express Co.	2,078
16,670	Capital One Financial Corp.	1,633
1,620	Credit Acceptance Corp.(p)	510
24,750	Discover Financial Services	1,951
12,030	Encore Capital Group, Inc.(p)	515
9,570	Nelnet, Inc. "A"	530
39,964	Synchrony Financial	1,454
4,430	World Acceptance Corp.(p)	476
		11,311

Diversified Banks (0.4%)

40,277	Citigroup, Inc.	3,040
38,730	J.P.Morgan Chase & Co.	4,473
31,780	U.S. Bancorp	1,728
		9,241

Financial Exchanges & Data (0.2%)

8,800	Cboe Global Markets, Inc.	986
6,150	CME Group, Inc.	1,022
6,280	Moody's Corp.	1,048
11,670	MSCI, Inc.	1,652
9,820	S&P Global, Inc.	1,883
		6,591

Investment Banking & Brokerage (0.1%)

19,420	E*TRADE Financial Corp.(p)	1,014
18,130	TD Ameritrade Holding Corp.	1,043
		2,057

Life & Health Insurance (0.1%)

27,330	AFLAC, Inc.	2,429
4,760	Primerica, Inc.	464
		2,893

Property & Casualty Insurance (0.2%)

10,320	Employers Holdings, Inc.	404
33,810	FNF Group	1,350

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)

10,580	James River Group Holdings Ltd.	$346
30,260	Progressive Corp.	1,742
14,430	Universal Insurance Holdings, Inc.	423
		4,265

Regional Banks (0.5%)

5,170	Bank of Hawaii Corp.	424
11,020	BankUnited, Inc.	443
63,520	Citizens Financial Group, Inc.	2,762
4,580	Cullen/Frost Bankers, Inc.	476
21,900	East West Bancorp, Inc.	1,436
80,320	Fifth Third Bancorp	2,655
14,130	First Financial Bancorp	384
9,750	Great Western Bancorp, Inc.	399
6,080	M&T Bank Corp.	1,154
76,340	Regions Financial Corp.	1,482
19,650	TCF Financial Corp.	438
		12,053

Reinsurance (0.1%)

17,770 Reinsurance Group of America, Inc.	2,733

Thrifts & Mortgage Finance (0.1%)

10,760	BofI Holding, Inc.(j),(p)	400
9,380	Essent Group Ltd.(p)	423
4,770	Federal Agricultural Mortgage Corp. "C"	363
3,570	Meta Financial Group, Inc.	384
22,780	Nationstar Mortgage Holdings, Inc.(p)	390
18,890	NMI Holdings, Inc. "A"(p)	375
7,970	Walker & Dunlop, Inc.	385
11,900	Washington Federal, Inc.	413
		3,133
	Total Financials	66,122

Health Care (2.4%)

Biotechnology (0.6%)

15,370	AbbVie, Inc.	1,780
7,170	Alnylam Pharmaceuticals, Inc.(p)	861
13,860	Amgen, Inc.	2,547
9,670	Biogen, Inc.(p)	2,794
12,750	Celgene Corp.(p)	1,111
15,930	Concert Pharmaceuticals, Inc.(p)	349
5,410	Eagle Pharmaceuticals, Inc.(p)	304
7,430	Emergent BioSolutions, Inc.(p)	369
17,020	Exelixis, Inc.(p)	439
27,750	Gilead Sciences, Inc.	2,185
38,160	MiMedx Group, Inc.(j),(p)	271
11,800	Myriad Genetics, Inc.(p)	383
17,250	United Therapeutics Corp.(p)	1,998
		15,391

Health Care Distributors (0.2%)

13,570	AmerisourceBergen Corp.	1,291
29,180	Cardinal Health, Inc.	2,020
13,810	McKesson Corp.	2,061
10,640	Patterson Companies, Inc.(j)	336
		5,708

Health Care Equipment (0.2%)

28,910	Abbott Laboratories	1,744
4,620	Hill-Rom Holdings, Inc.	387

11 | USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

2,890	Intuitive Surgical, Inc.(p)	$1,232
4,260	Masimo Corp.(p)	373
		3,736

Health Care Facilities (0.1%)

7,330	Encompass Health Corp.	390
19,030	Select Medical Holdings Corp.(p)	344
10,320	Universal Health Services, Inc. "B"	1,179
		1,913

Health Care Services (0.2%)

5,920	AMN Healthcare Services, Inc.(p)	329
1,410	Chemed Corp.	366
26,800	Express Scripts Holding Co.(p)	2,022
7,660	Laboratory Corp. of America Holdings(p)	1,323
6,620	MEDNAX, Inc.(p)	364
13,430	Quest Diagnostics, Inc.	1,384
		5,788

Health Care Supplies (0.1%)

5,990	Align Technology, Inc.(p)	1,573
20,510	Meridian Bioscience, Inc.	286
		1,859

Life Sciences Tools & Services (0.3%)

30,780	Agilent Technologies, Inc.	2,111
12,890	Bruker Corp.	395
7,160	Cambrex Corp.(p)	372
1,730	Mettler-Toledo International, Inc.(p)	1,066
6,760	Thermo Fisher Scientific, Inc.	1,410
4,850	Waters Corp.(p)	993
		6,347

Managed Health Care (0.4%)

7,610	Aetna, Inc.	1,347
11,190	Anthem, Inc.	2,634
9,340	Centene Corp.(p)	947
6,000	Cigna Corp.	1,175
13,710	UnitedHealth Group, Inc.	3,101
2,340	WellCare Health Plans, Inc.(p)	454
		9,658

Pharmaceuticals (0.3%)

23,900	Corcept Therapeutics, Inc.(p)	363
20,830	Lannett Co., Inc.(p)	333
40,030	Mylan N.V.(p)	1,614
84,910	Pfizer, Inc.	3,083
9,790	Phibro Animal Health Corp. "A"	377
9,800	Supernus Pharmaceuticals, Inc.(p)	381
28,100	Zoetis, Inc.	2,272
		8,423
	Total Health Care	58,823

Industrials (1.8%)

Aerospace & Defense (0.3%)

7,550	Boeing Co.	2,735
6,900	Huntington Ingalls Industries, Inc.	1,808
5,580	Lockheed Martin Corp.	1,966
		6,509

Portfolio of Investments | 12

		Market
Number		Value
of Shares	Security	(000)

Agricultural & Farm Machinery (0.1%)

19,550	AGCO Corp.	$1,302
6,590	Deere & Co.	1,060
		2,362

Airlines (0.1%)

23,620 Southwest Airlines Co.	1,366

Building Products (0.2%)

23,400	Fortune Brands Home & Security, Inc.	1,419
5,660	Masonite International Corp.(p)	346
21,580	NCI Building Systems, Inc.(p)	352
21,770	Owens Corning	1,770
12,230	USG Corp.(p)	409
		4,296

Construction & Engineering (0.0%)

5,690	EMCOR Group, Inc.	434
15,360	Primoris Services Corp.	383
		817

Construction Machinery & Heavy Trucks (0.3%)

11,510	Allison Transmission Holdings, Inc.	456
9,670	Caterpillar, Inc.	1,495
10,530	Cummins, Inc.	1,771
7,230	Greenbrier Cos., Inc.(j)	375
15,210	Meritor, Inc.(p)	373
25,170	PACCAR, Inc.	1,802
15,810	Wabash National Corp.	345
		6,617

Electrical Components & Equipment (0.2%)

7,430	Acuity Brands, Inc.	1,059
17,280	Atkore International Group, Inc.(p)	376
19,830	Eaton Corp. plc	1,600
8,860	Generac Holdings, Inc.(p)	394
5,600	Regal Beloit Corp.	405
		3,834

Industrial Conglomerates (0.1%)

5,710	3M Co.	1,345
13,590	Honeywell International, Inc.	2,053
		3,398

Industrial Machinery (0.3%)

8,790	Hillenbrand, Inc.	386
12,150	IDEX Corp.	1,662
7,710	Illinois Tool Works, Inc.	1,245
15,300	Ingersoll-Rand plc	1,359
9,510	Snap-on, Inc.	1,514
13,660	Stanley Black & Decker, Inc.	2,174
9,230	Timken Co.	404
		8,744

Office Services & Supplies (0.0%)

32,680	ACCO Brands Corp.	413
12,610	Herman Miller, Inc.	453
37,510	Pitney Bowes, Inc.	465
		1,331

13 | USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

Research & Consulting Services (0.0%)

7,770 ICF International, Inc.(p)$ 443

Trading Companies & Distributors (0.1%)

5,640	GATX Corp.	389
10,040	H&E Equipment Services, Inc.	379
9,150	Rush Enterprises, Inc. "A"(p)	389
11,430	United Rentals, Inc.(p)	2,001
		3,158

Trucking (0.1%)

5,250	AMERCO	1,806
10,550	Avis Budget Group, Inc.(p)	477
10,590	Werner Enterprises, Inc.	394
		2,677
	Total Industrials	45,552

Information Technology (4.3%)

Application Software (0.1%)

7,550	Adobe Systems, Inc.(p)	1,579
6,790	Intuit, Inc.	1,133
13,400	Manhattan Associates, Inc.(p)	564
		3,276

Communications Equipment (0.3%)

10,620	Applied Optoelectronics, Inc.(j),(p)	296
6,880	Arista Networks, Inc.(p)	1,856
17,360	CIENA Corp.(p)	402
6,780	F5 Networks, Inc.(p)	1,007
5,080	InterDigital, Inc.	365
72,130	Juniper Networks, Inc.	1,851
10,110	Motorola Solutions, Inc.	1,073
6,870	Plantronics, Inc.	371
		7,221

Data Processing & Outsourced Services (1.0%)

11,870	Alliance Data Systems Corp.	2,860
23,160	Broadridge Financial Solutions, Inc.	2,325
23,960	Convergys Corp.	556
11,150	CSG Systems International, Inc.	520
21,150	Fidelity National Information Services, Inc.	2,055
179,490	First Data Corp. "A"(p)	2,804
8,410	Fiserv, Inc.(p)	1,206
18,780	Mastercard, Inc. "A"	3,301
8,650	MAXIMUS, Inc.	579
20,120	PayPal Holdings, Inc.(p)	1,598
144,700	Sabre Corp.	3,324
27,230	Square, Inc. "A"(p)	1,254
12,410	Total System Services, Inc.	1,091
17,290	Visa, Inc. "A"(j)	2,126
		25,599

Electronic Components (0.1%)

28,120 Amphenol Corp.	2,570

Electronic Equipment & Instruments (0.0%)

18,820 Cognex Corp.	1,011

Portfolio of Investments | 14

		Market
Number		Value
of Shares	Security	(000)

Electronic Manufacturing Services (0.1%)

4,880 IPG Photonics Corp.(p)$ 1,199

Home Entertainment Software (0.1%)

10,520 Take-Two Interactive Software, Inc.(p)	1,177

Internet Software & Services (0.2%)

32,030	Akamai Technologies, Inc.(p)	2,161
3,030	Stamps.com, Inc.(p)	579
28,290	VeriSign, Inc.(p)	3,282
		6,022

IT Consulting & Other Services (0.7%)

33,980	Accenture plc "A"	5,471
15,950	Booz Allen Hamilton Holding Corp.	605
3,800	CACI International, Inc. "A"(p)	566
27,040	Cognizant Technology Solutions Corp. "A"	2,218
10,900	DXC Technology Co.	1,118
31,550	Hackett Group, Inc.	569
28,020	International Business Machines Corp.	4,366
34,560	Leidos Holdings, Inc.	2,188
7,840	Science Applications International Corp.	568
		17,669

Semiconductor Equipment (0.1%)

5,960	Advanced Energy Industries, Inc.(p)	395
36,370	Amkor Technology, Inc.(p)	365
9,380	Lam Research Corp.	1,800
17,860	Ultra Clean Holdings, Inc.(p)	344
		2,904

Semiconductors (0.5%)

9,350	Cirrus Logic, Inc.(p)	414
61,840	Intel Corp.	3,048
54,390	Micron Technology, Inc.(p)	2,655
7,920	NVIDIA Corp.	1,917
22,710	ON Semiconductor Corp.(p)	543
12,860	Skyworks Solutions, Inc.	1,405
28,350	Texas Instruments, Inc.	3,072
		13,054

Systems Software (0.6%)

63,120	CA, Inc.	2,216
48,190	Microsoft Corp.	4,519
58,960	Oracle Corp.	2,987
17,710	Red Hat, Inc.(p)	2,610
8,770	ServiceNow, Inc.(p)	1,412
		13,744

Technology Distributors (0.2%)

29,460	Arrow Electronics, Inc.(p)	2,403
4,730	ePlus, Inc.(p)	362
3,370	SYNNEX Corp.	417
4,160	Tech Data Corp.(p)	430
		3,612

Technology Hardware, Storage, & Peripherals (0.3%)

133,200	Hewlett Packard Enterprise Co.	2,476
104,550	HP, Inc.	2,446
21,890	Seagate Technology plc	1,169

15 | USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

26,130	Western Digital Corp.	$2,274
		8,365
	Total Information Technology	107,423

Materials (0.5%)

Commodity Chemicals (0.2%)

8,290	Koppers Holdings, Inc.(p)	335
31,130	LyondellBasell Industries N.V. "A"	3,369
4,780	Trinseo S.A.	380
		4,084

Metal & Glass Containers (0.0%)

8,110	Berry Global Group, Inc.(p)	441
17,840	Owens-Illinois, Inc.(p)	385
12,700	Silgan Holdings, Inc.	361
		1,187

Paper Packaging (0.3%)

17,660	Avery Dennison Corp.	2,087
27,140	Graphic Packaging Holding Co.	415
37,400	International Paper Co.	2,229
30,330	WestRock Co.	1,994
		6,725

Paper Products (0.0%)

8,360 Schweitzer-Mauduit International, Inc.	328

Specialty Chemicals (0.0%)

5,230 Minerals Technologies, Inc.	360

Steel (0.0%)

31,010	SunCoke Energy, Inc.(p)	331
7,710	Worthington Industries, Inc.	341
		672
	Total Materials	13,356

Telecommunication Services (0.3%)

Alternative Carriers (0.1%)

12,560	Iridium Communications, Inc.(p)	147
39,880	Zayo Group Holdings, Inc.(p)	1,430
		1,577

Integrated Telecommunication Services (0.2%)

71,950	AT&T, Inc.	2,612
64,530	Verizon Communications, Inc.	3,080
		5,692

Wireless Telecommunication Services (0.0%)

5,250	Shenandoah Telecommunications Co.	172
203,820	Sprint Corp.(j),(p)	1,058
		1,230
	Total Telecommunication Services	8,499

Utilities (0.5%)

Electric Utilities (0.3%)

24,390 American Electric Power Co., Inc.	1,600

Portfolio of Investments | 16

		Market
Number		Value
of Shares	Security	(000)

48,270	Exelon Corp.	$1,788
16,170	Hawaiian Electric Industries, Inc.	533
6,590	Idacorp, Inc.	534
11,340	NextEra Energy, Inc.	1,726
20,210	Pinnacle West Capital Corp.	1,555
47,770	Spark Energy, Inc. "A"(j)	444
		8,180

Multi-Utilities (0.2%)

32,010	Public Service Enterprise Group, Inc.	1,550
11,380	Unitil Corp.	478
20,290	WEC Energy Group, Inc.	1,216
		3,244
	Total Utilities	11,424
	Total Common Stocks (cost: $390,810)	423,907

EXCHANGE-TRADED FUNDS (7.4%)

228,000	Consumer Discretionary Select Sector SPDR Fund	23,728
401,000	Consumer Staples Select Sector SPDR Fund(j)	21,417
272,500	Health Care Select Sector SPDR Fund	22,928
300,400	Industrial Select Sector SPDR Fund	23,026
249,070	Vanguard S&P 500 ETF	62,103
132,100	Vanguard Small-Cap Value ETF(j)	17,032
101,150	Vanguard Total Stock Market ETF	14,060
	Total Exchange-Traded Funds (cost: $163,787)	184,294

PREFERRED STOCKS (0.9%)

Consumer Staples (0.1%)

Agricultural Products (0.1%)

40,000 Dairy Farmers of America, Inc., cumulative redeemable, 7.88%(a)	3,963

Energy (0.2%)

Oil & Gas Exploration & Production (0.2%)

8,600 Chesapeake Energy Corp., 5.75%(a),(k)	5,072

Financials (0.4%)

Life & Health Insurance (0.4%)

381,253 Delphi Financial Group, Inc., cumulative redeemable, 5.03%, 3 mo. LIBOR + 3.19%	8,769

Reinsurance (0.0%)

3,000 American Overseas Group Ltd., non-cumulative, 5.57%, 3 mo. LIBOR +
3.56%(d),(e),(f)	750
Total Financials	9,519

Telecommunication Services (0.2%)

Alternative Carriers (0.2%)

200,000 Qwest Corp., 6.50%	4,320
Total Preferred Stocks (cost: $27,034)	22,874
Total U.S. Equity Securities (cost: $581,631)	631,075

17 | USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.7%)

COMMON STOCKS (0.4%)

Materials (0.4%)

Gold (0.4%)

12,200	Agnico Eagle Mines Ltd.	$465
43,395	Alamos Gold, Inc. "A"	220
37,000	Alamos Gold, Inc. "A"	188
30,000	AngloGold Ashanti Ltd. ADR	280
180,000	B2Gold Corp.(p)	534
23,000	Barrick Gold Corp.	265
88,000	Centerra Gold, Inc.(p)	461
44,000	Cia de Minas Buenaventura SAA ADR	684
151,000	Eldorado Gold Corp.	160
25,000	Endeavour Mining Corp.(p)	472
74,000	Gold Fields Ltd. ADR	290
36,000	Goldcorp, Inc.	450
196,721	Hycroft Mining Corp.(d),(e),(f),(p)	3
125,000	IAMGOLD Corp.(p)	658
120,000	Kinross Gold Corp.(p)	430
55,000	Kirkland Lake Gold Ltd.	863
110,000	New Gold, Inc.(p)	277
25,000	Newcrest Mining Ltd.(q)	411
20,000	Newmont Mining Corp.	764
6,700	Randgold Resources Ltd. ADR	543
8,800	Royal Gold, Inc.	711
77,884	SEMAFO, Inc.(p)	208
45,000	Tahoe Resources, Inc.	220
113,000	Yamana Gold, Inc.	329
		9,886

Precious Metals & Minerals (0.0%)

227,400 Dundee Precious Metals, Inc.(p)	542

Silver (0.0%)

27,500	MAG Silver Corp.(p)	288
25,000	Pan American Silver Corp.	378
25,000	Wheaton Precious Metals Corp.	477
		1,143
	Total Materials	11,571
	Total Common Stocks (cost: $18,888)	11,571

EXCHANGE-TRADED FUNDS (1.3%)

74,000	First Trust Global Tactical Commodity Strategy Fund(j)	1,536
256,100	PowerShares DB Commodity Index Tracking Fund(p)	4,251
427,000	United States Commodity Index Fund(p)	18,135
232,000	VanEck Vectors Gold Miners ETF	4,953
101,000	VanEck Vectors Junior Gold Miners ETF	3,170
	Total Exchange-Traded Funds (cost: $34,426)	32,045
	Total Precious Metals and Commodity-Related Securities (cost: $53,314)	43,616

GLOBAL REAL ESTATE EQUITY SECURITIES (1.1%)

COMMON STOCKS (0.6%)

Financials (0.0%)

REITs - Mortgage (0.0%)

169,180 Annaly Capital Management, Inc.	1,697

Portfolio of Investments | 18

		Market
Number		Value
of Shares	Security	(000)

Real Estate (0.6%)

Real Estate Services (0.0%)

12,670	HFF, Inc. "A"	$579
24,430	Realogy Holdings Corp.	624
		1,203

REITs - Health Care (0.1%)

15,190	LTC Properties, Inc.	561
9,300	National Health Investors, Inc.	603
26,590	Ventas, Inc.	1,285
		2,449

REITs - Hotel & Resort (0.2%)

34,130	Apple Hospitality, Inc.	580
93,390	Host Hotels & Resorts, Inc.	1,733
21,330	LaSalle Hotel Properties	523
23,510	Park Hotels & Resorts, Inc.	611
29,620	Xenia Hotels & Resorts, Inc.	583
		4,030

REITs - Office (0.1%)

29,980 Vornado Realty Trust	1,993

REITs - Residential (0.1%)

21,380 Mid-America Apartment Communities, Inc.	1,835

REITs - Specialized (0.1%)

11,150	American Tower Corp.	1,554
9,380	Lamar Advertising Co. "A"	623
11,120	PotlatchDeltic Corp.	569
		2,746
	Total Real Estate	14,256
	Total Common Stocks (cost: $16,090)	15,953

EXCHANGE-TRADED FUNDS (0.4%)

123,100 Vanguard REIT ETF (cost: $9,716)	9,029

PREFERRED STOCKS (0.1%)

Financials (0.1%)

REITs - Mortgage (0.1%)

60,000	Arbor Realty Trust, Inc., 7.37%(k) (cost: $1,500)			1,545
	Total Global Real Estate Equity Securities (cost: $27,306)			26,527

Principal		Coupon
Amount
(000)		Rate	Maturity

	MONEY MARKET INSTRUMENTS (3.2%)
	COMMERCIAL PAPER (2.9%)
$6,700	Autozone, Inc. (a)	1.85%	3/21/2018	6,693
1,190	Canadian Natural Resource Ltd. (a)	2.05	3/06/2018	1,190
12,000	Canadian Natural Resource Ltd. (a)	2.12	3/07/2018	11,996
1,670	Duke Energy Corp. (a)	1.78	3/01/2018	1,670
4,000	Ei Du Pont De Nemours (a)	1.86	3/05/2018	3,999
2,505	Enbridge Energy Partners, LP (a)	2.25	3/02/2018	2,505

19 | USAA Cornerstone Moderately Aggressive Fund

Principal		Coupon		Market
				Value
Amount
(000)	Security	Rate	Maturity	(000)

$2,290	Enbridge Energy Partners, LP (a)	2.32%	3/05/2018 $	2,289
6,000	Energy Transfer Partners (a)	2.25	3/06/2018	5,998
2,000	Energy Transfer Partners (a)	2.20	3/09/2018	1,999
3,845	Lowe's Companies, Inc.	1.80	3/08/2018	3,844
6,800	Newell Brands (a)	2.10	3/02/2018	6,800
1,100	Oklahoma Gas & Electric (a)	1.85	3/02/2018	1,100
815	Public Service Enterprise Group (a)	2.00	3/20/2018	814
2,147	Southern California Edison (a)	1.65	3/02/2018	2,147
4,500	Spectra Energy Partners (a)	1.87	3/12/2018	4,497
2,016	Spectra Energy Partners (a)	1.90	3/12/2018	2,015
3,500	Thomson Reuters Corp. (a)	2.05	3/19/2018	3,496
4,000	Union Electric Co.	1.73	3/01/2018	4,000
1,500	Viacom, Inc. (a)	2.10	3/06/2018	1,500
4,509	Viacom, Inc. (a)	2.20	3/21/2018	4,503
	Total Commercial Paper (cost: $73,055)			73,055

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)

7,540,814 State Street Institutional Treasury Money Market Fund Premier Class, 1.33%(k),(r)
(cost: $7,541)	7,541
Total Money Market Instruments (cost: $80,596)	80,596

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.0%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.0%)

65,220	Federated Government Obligations Fund Institutional Class, 1.24%(r)					65
307,009	Fidelity Government Fund Institutional Class, 1.26%(r)					307
25,000,000	HSBC US Government Money Market Fund Institutional Class, 1.31%(r)					25,000
770,838	Invesco Government & Agency Portfolio Institutional Class, 1.30%(r)					771
108,759	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
	Class, 1.26%(r)					109
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $26,252)					26,252
	Total Investments (cost: $2,389,633)					$2,525,657

						Unrealized
						Appreciation/
Number of		Expiration	Notional		Contract	Depreciation
Contracts	Description	Date	Amount (000)		Value (000)	(000)

	FUTURES (4.7%)
	LONG FUTURES
	Equity Contracts
398	E-mini S&P 500	03/16/2018	USD	52,815	$54,016	$1,202
1,228	Euro STOXX 50	03/16/2018	EUR	43,940	51,507	(2,101)

Portfolio of Investments | 20

					Unrealized
					Appreciation/
Number of		Expiration	Notional	Contract	Depreciation
Contracts	Description	Date	Amount (000)	Value (000)	(000)

463	TOPIX Index	03/08/2018	JPY 8,278,643	$76,722	$(870)
	Total Long Futures
				$182,245	$(1,769)

SHORT FUTURES

Interest Rate Contracts

451 U.S. Treasury Bonds	06/20/2018	USD (64,251)	(64,690)	(439)

Total Short Futures			$(64,690)	$(439)
Total Futures
			$117,555	$(2,208)

($ in 000s)		VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$—	$ 17,090	$—	$17,090
Collateralized Mortgage Obligation	—	1,294	—	1,294
Commercial Mortgage Securities	—	33,674	—	33,674
Convertible Securities	—	—	1,128	1,128
Corporate Obligations	—	95,205	—	95,205
Eurodollar and Yankee Obligations	—	17,471	—	17,471
Fixed-Income Exchange-Traded Funds	328,086	—	—	328,086
U.S. Government Agency Issues	—	204,099	—	204,099
U.S. Treasury Securities	333,347	5,029	—	338,376
International Equity Securities:
Common Stocks	4,367	—	—	4,367
Exchange-Traded Funds	676,801	—	—	676,801
U.S. Equity Securities:
Common Stocks	423,907	—	—	423,907
Exchange-Traded Funds	184,294	—	—	184,294
Preferred Stocks	—	22,124	750	22,874
Precious Metals and Commodity-Related Securities:
Common Stocks	11,157	411	3	11,571
Exchange-Traded Funds	32,045	—	—	32,045
Global Real Estate Equity Securities:
Common Stocks	15,953	—	—	15,953
Exchange-Traded Funds	9,029	—	—	9,029
Preferred Stocks	—	1,545	—	1,545
Money Market Instruments:
Commercial Paper	—	73,055	—	73,055
Government & U.S. Treasury Money Market
Funds	7,541	—	—	7,541
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market	26,252	—	—	26,252
Funds
Futures(1)	1,202	—	—	1,202
Total	$2,053,981	$470,997	$1,881	$2,526,859

21 | USAA Cornerstone Moderately Aggressive Fund

Liabilities	LEVEL 1	LEVEL 2	LEVEL 3	Total
Futures(1)	$ (3,410)	$—	$—	$ (3,410)

Total	$(3,410)	$—	$—	$(3,410)

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

	Convertible	Preferred	Common
($ in 000s)	Securities	Stocks	Stocks

Balance as of May 31, 2017	$ 1,642	$ 600	$256
Purchases	98	–	–
Sales	–	–	–
Transfers into Level 3	–	–	–
Transfers out of Level 3	–	–	–
Net realized gain (loss) on investments	–	–	–
Change in net unrealized appreciation/(depreciation) of investments	(612)	150	(253)
Balance as of February 28, 2018	$1,128	$750	$3

FAIR VALUE LEVEL TRANSFERS

For the period of June 1, 2017, through February 28, 2018, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

	Transfers	Transfers	Transfers
	into	into	into
	(out of)	(out of)	(out of)
Assets ($ in 000s)	Level 1	Level 2	Level 3
Common Stocks(I)	$(393)	$393	$–
Total	$(393)	$393	$–

(I)Transferred from Level 1 to Level 2 due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS*

	Fair Value at		Significant
	February 28, 2018	Valuation	Unobservable
Assets	($ in 000's)	Technique(s)	Input(s)	Range

Bonds:
Convertible Securities	$1,128	Market	Average Value Per	$56.87
		Comparables	Recoverable Ounce(a)
			Comparable Discount	40%
			Adjustment(b)

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

* Quantitative Information table includes certain Level 3 securities using valuation models.

Portfolio of Investments | 22

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, earnings per share, or average value per recoverable ounce will increase the value of the security while an increase in the discount for lack of marketability or comparable discount adjustment will decrease the value of the security.

23 | USAA Cornerstone Moderately Aggressive Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Cornerstone Moderately Aggressive Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

Notes to Portfolio of Investments | 24

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on

25 | USAA Cornerstone Moderately Aggressive Fund

the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

10.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's Net Asset Value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Notes to Portfolio of Investments | 26

The valuation of securities falling in the Level 3 category are primarily supported by a prior tender offer and last quoted price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At February 28, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$27,494,000	$2,186,000	$26,252,000

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

27 | USAA Cornerstone Moderately Aggressive Fund

E.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at February 28, 2018, did not include master netting provisions.

F.Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

G.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,502,921,000 at February 28, 2018, and, in total, may not equal 100%. Investments in foreign securities were 28.8% of net assets at February 28, 2018.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

H.Transactions with affiliated funds – The following tables provide details related to the Fund's investment in the USAA Funds for the nine-month period ended February 28, 2018 (in thousands):

Change
in net
				Realized	Capital	unrealized
($ in 000s)	Purchases	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost*	Proceeds	Income	(Loss)	Distributions	depreciation	05/31/17 02/28/18

MSCI Emerging Markets Value Momentum
Blend Index ETF	$1,721	$—	$—	$—	$—	$1,195	$—	$2,916

Notes to Portfolio of Investments | 28

* Includes reinvestment of distributions from dividend income and realized gains.

I.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

J.New Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Fund believes the adoption of these ASUs will not have material impact on its financial statement disclosures

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments

29 | USAA Cornerstone Moderately Aggressive Fund

generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. Treasury inflation-indexed notes – Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
LIBOR	London Interbank Offered Rate
REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

Notes to Portfolio of Investments | 30

STRIPS Separate trading of registered interest and principal of securities

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 28, 2018.

(c)Stated interest rates may change slightly over time as underlying mortgages paydown.

(d)Security deemed illiquid by the USAA Asset Management Company, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 28, 2018, was $5,932,000, which represented 0.1% of the Fund's net assets.

(e)Security was fair valued at February 28, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by the Trust's Board of Trustees. The total value of all such securities was $1,881,000, which represented less than 0.1% of the Fund's net assets.

(f)Security was fair valued at Level 3.

(g)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(h)All of the coupon is PIK.

(i)Senior loan (loan) – is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the all in interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 28, 2018. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(j)The security, or a portion thereof, was out on loan as of February 28, 2018.

31 | USAA Cornerstone Moderately Aggressive Fund

(k)The security, or a portion thereof, is segregated to cover the value of open futures contracts at February 28, 2018.

(l)At February 28, 2018, the issuer was in default with respect to interest and/or principal payments.

(m)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(n)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(o)Securities with a value of $1,924,000 are segregated as collateral for initial margin requirements on open futures contracts.

(p)Non-income-producing security.

(q)Securities with a value of $411,000, which represented less than 0.1% of the Fund's net assets, were classified as Level 2 at February 28, 2018, due to the prices being adjusted to take into account significant market movements following the close of local trading.

(r)Rate represents the money market fund annualized seven-day yield at February 28, 2018.

Notes to Portfolio of Investments | 32

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA GROWTH AND TAX STRATEGY FUND

FEBRUARY 28, 2018

(Form N-Q)

48472 -0418	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Growth And Tax Strategy Fund

February 28, 2018 (unaudited)

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

TAX-EXEMPT SECURITIES (52.6%)

MUNICIPAL OBLIGATIONS (52.6%)

Alabama (0.3%)

$ 1,000 Lower Alabama Gas District5.00% 9/01/2046 $ 1,204

Alaska (1.2%)

5,500 Housing Finance Corp. (LIQ - Federal
Home Loan Bank )(a),(b)	1.10	12/01/2041	5,500

Arizona (1.0%)

1,000	Arizona IDA	5.00	7/01/2047	1,106
1,300	City of Phoenix IDA	5.00	7/01/2046	1,368
1,000	Pima County IDA (c)	5.00	6/15/2047	987
1,000	Student & Academic Services LLC (INS -
	Build America Mutual Assurance Co.)	5.00	6/01/2044	1,094
				4,555

California (3.9%)

3,500	California Statewide Communities
	Development Auth. (b)	1.05	4/01/2046	3,500
1,000	California Statewide Communities
	Development Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00	11/15/2049	1,108
1,200	Jurupa Public Financing Auth.	5.00	9/01/2042	1,331
2,000	Monterey Peninsula Unified School
	District (PRE) (INS - Assured Guaranty
	Municipal Corp.)	5.50	8/01/2034	2,257
800	Pollution Control Financing Auth. (LOC -
	Mizuho Corporate Bank Ltd.)(b)	1.00	11/01/2026	800
1,000	State	5.00	2/01/2043	1,107
1,000	State	5.00	8/01/2045	1,135
1,000	Sutter Butte Flood Agency (INS - Build
	America Mutual Assurance Co.)	5.00	10/01/2040	1,113
1,500	Twin Rivers Unified School District (INS -
	Build America Mutual Assurance Co.)	5.00	8/01/2040	1,660
1,000	Val Verde Unified School District (INS -
	Build America Mutual Assurance Co.)	5.00	8/01/2044	1,105
4,435	West Contra Costa Unified School District
	(INS - National Public Finance
	Guarantee Corp.)	5.05(d)	8/01/2034	2,345
				17,461

Colorado (1.8%)

1,000	Denver Convention Center Hotel Auth.	5.00	12/01/2040	1,096
1,000	Health Facilities Auth.	5.00	12/01/2042	1,044
1,000	Health Facilities Auth.	5.00	6/01/2045	1,069
250	Park Creek Metropolitan District	5.00	12/01/2041	276

1| USAA Growth And Tax Strategy Fund

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

$1,000	Park Creek Metropolitan District	5.00%	12/01/2045 $	1,107
1,000	Rampart Range Metropolitan District #1
	(INS - Assured Guaranty Municipal
	Corp.)	5.00	12/01/2047	1,127
2,000	Regional Transportation District	5.37	6/01/2031	2,144
				7,863

Connecticut (0.0%)

4,444 Mashantucket (Western) Pequot
Tribe (e),(f)	6.05(g)	7/01/2031	139

District of Columbia (0.3%)

1,100 District of Columbia	5.00	7/01/2042	1,199

Florida (3.2%)

1,000	City of Jacksonville	5.00	10/01/2029	1,109
2,100	Escambia County (b)	1.29	4/01/2039	2,100
1,875	Escambia County Housing Finance Auth.
	(PRE) (INS - Assured Guaranty
	Municipal Corp.)	5.75	6/01/2031	1,974
1,000	Halifax Hospital Medical Center	5.00	6/01/2046	1,070
2,000	Lee County IDA	5.00	11/01/2025	2,170
645	Lee County IDA	5.50	10/01/2047	694
1,300	Miami-Dade County Water & Sewer
	System (PRE)	5.00	10/01/2034	1,412
1,000	Southeast Overtown Park West
	Community Redev. Agency (c)	5.00	3/01/2030	1,104
1,505	Tampa-Hillsborough County Expressway
	Auth.	5.00	7/01/2037	1,653
1,000	Volusia County Educational Facility Auth.	5.00	10/15/2045	1,098
				14,384

Georgia (0.7%)

600	Burke County Development Auth. (b)	1.25	7/01/2049	600
1,000	Glynn-Brunswick Memorial Hospital Auth.	5.00	8/01/2047	1,088
1,600	Monroe County Dev. Auth. (b)	1.26	11/01/2048	1,600
				3,288

Guam (0.4%)

750Antonio B Won Pat International Airport Auth. (INS - Assured Guaranty

Municipal Corp.)	5.50	10/01/2033	836
1,000 Waterworks Auth.	5.50	7/01/2043	1,094
			1,930

Illinois (5.5%)

1,000	Bureau County Township HSD #502 (INS
	- Build America Mutual Assurance Co.)	5.00	12/01/2037	1,124
800	Chicago Board of Education (LIQ -
	Barclays Bank plc) (LOC - Barclays
	Bank plc)(b),(c),(h)	1.27	4/01/2046	800
1,000	Chicago Midway International Airport	5.00	1/01/2046	1,113
1,000	Chicago O'Hare International Airport (INS
	- Assured Guaranty Municipal Corp.)	5.25	1/01/2033	1,116
1,000	Chicago O'Hare International Airport	5.00	1/01/2041	1,127
1,000	City of Chicago Wastewaster
	Transmission	5.00	1/01/2044	1,065
1,000	City of Chicago Wastewaster
	Transmission	5.00	1/01/2047	1,075
1,000	City of Chicago Waterworks	5.00	11/01/2044	1,081
1,000	Cook County	5.00	11/15/2038	1,133

Portfolio of Investments | 2

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

$1,000	Cook County CCD #508 (INS - Build
	America Mutual Assurance Co.)	5.00%	12/01/2047 $	1,077
1,000	Educational Facilities Auth.	4.00	11/01/2036	1,008
1,000	Finance Auth.	3.90	3/01/2030	1,029
2,000	Finance Auth. (PRE)	6.00	10/01/2032	2,251
1,000	Finance Auth.	5.00	5/15/2037	1,075
1,275	Finance Auth.	5.00	5/15/2040	1,332
1,000	Finance Auth.	4.00	10/01/2040	1,015
1,000	Finance Auth.	4.00	2/15/2041	990
1,000	Finance Auth.	5.00	8/15/2044	1,057
1,000	Finance Auth.	5.00	5/15/2045	1,083
1,000	Northern Illinois Municipal Power Agency	4.00	12/01/2041	1,004
1,235	Sangamon County Water Reclamation
	District	5.75	1/01/2053	1,395
700	State (LIQ - Deutsche Bank A.G.) (LOC -
	Deutsche Bank A.G.)(b),(c),(h)	1.34	7/01/2031	700
				24,650

Indiana (1.5%)

500	Ball State University (PRE)	5.00	7/01/2030	539
1,000	Evansville Redevelopment Auth. (INS -
	Build America Mutual Assurance Co.)	4.00	2/01/2039	1,031
1,250	Finance Auth.	5.38	11/01/2032	1,284
1,000	Finance Auth.	5.00	2/01/2040	1,095
1,000	Finance Auth.	5.00	10/01/2044	1,043
1,500	Richmond Hospital Auth.	5.00	1/01/2039	1,633
				6,625

Kansas (1.0%)

1,000	City of Coffeyville Electric System (INS -
	National Public Finance Guarantee
	Corp.)(c)	5.00	6/01/2042	1,082
1,000	City of Wichita	4.63	9/01/2033	988
1,250	Wyandotte County/Kansas City Unified
	Government Utility System	5.00	9/01/2044	1,401
1,000	Wyandotte County/Kansas City Unified
	Government Utility System	5.00	9/01/2045	1,121
				4,592

Kentucky (0.9%)

1,000	City of Ashland	5.00	2/01/2040	1,059
1,000	Economic Dev. Finance Auth. (PRE) (INS
	- Assured Guaranty Corp.)	6.00	12/01/2033	1,012
1,000	Economic Dev. Finance Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	12/01/2045	1,091
1,000	Economic Dev. Finance Auth.	5.00	5/15/2046	1,043
				4,205

Louisiana (2.8%)

1,000	City of Shreveport Water & Sewer	5.00	12/01/2040	1,113
1,000	City of Shreveport Water & Sewer
	Revenue (INS - Build America Mutual
	Assurance Co.)	5.00	12/01/2039	1,133
705	Local Government Environmental
	Facilities and Community Dev. Auth.
	(INS - ACA Financial Guaranty Corp.)	6.55	9/01/2025	781
1,000	Local Government Environmental
	Facilities and Community Dev. Auth.
	(INS - Assured Guaranty Municipal
	Corp.)	5.00	10/01/2039	1,125

3| USAA Growth And Tax Strategy Fund

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

$1,000	Local Government Environmental
	Facilities and Community Dev. Auth.
	(INS - Assured Guaranty Municipal
	Corp.)	4.00%	10/01/2046 $	1,012
600	Parish of St. James (b)	1.33	11/01/2040	600
1,000	Public Facilities Auth.	5.00	11/01/2045	1,079
1,000	Public Facilities Auth. (INS - Build
	America Mutual Assurance Co.)	5.25	6/01/2051	1,092
1,000	Public Facilities Auth.	5.00	7/01/2052	1,083
1,000	Public Facilities Auth.	4.00	1/01/2056	1,005
1,500	State	5.00	5/01/2045	1,695
1,000	Tobacco Settlement Financing Corp.	5.25	5/15/2035	1,085
				12,803

Maine (0.2%)

1,000 Health & Higher Education Facilities Auth.	4.00	7/01/2046	855

Massachusetts (1.7%)

1,000	Dev. Finance Agency	5.00	4/15/2040	1,061
1,000	Dev. Finance Agency	5.00	7/01/2044	1,085
1,000	Dev. Finance Agency	5.50	7/01/2044	1,086
1,000	Dev. Finance Agency	5.00	7/01/2046	1,083
1,000	Development Finance Agency	5.25	11/15/2041	1,100
1,000	Development Finance Agency	5.75	7/15/2043	1,082
1,000	Development Finance Agency (c)	5.00	10/01/2057	1,051
				7,548

Michigan (1.0%)

1,000	City of Wyandotte Electric System (INS -
	Build America Mutual Assurance Co.)	5.00	10/01/2044	1,080
1,250	Lincoln Consolidated School District (INS
	- Assured Guaranty Municipal Corp.)	5.00	5/01/2040	1,394
1,000	Livonia Public Schools School District
	(INS - Assured Guaranty Municipal
	Corp.)	5.00	5/01/2045	1,106
1,000	Wayne County Airport Auth.	5.00	12/01/2044	1,102
				4,682

Minnesota (0.5%)

1,000	City of St. Paul Housing & Redev. Auth.
	(PRE)	5.00	11/15/2044	1,184
1,000	City of St. Paul Housing & Redev. Auth.	5.00	11/15/2047	1,120
				2,304

Mississippi (0.8%)

3,380 Mississippi Business Finance Corp. (b)	1.12	12/01/2030	3,380

Missouri (0.6%)

1,270	Health & Educational Facilities Auth.	5.00	8/01/2045	1,338
1,000	St. Louis Municipal Finance Corp. (INS -
	Assured Guaranty Municipal Corp.)	5.00	10/01/2038	1,121
				2,459

Nebraska (0.2%)

1,000 Douglas County Hospital Auth. #3	5.00	11/01/2048	1,086

Nevada (1.0%)

1,000 Carson City	5.00	9/01/2042	1,090

Portfolio of Investments | 4

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

$1,555	Las Vegas Convention and Visitors Auth.	4.00%	7/01/2041 $	1,573
1,500 Las Vegas Redev. Agency		5.00	6/15/2045	1,651
				4,314

New Jersey (2.7%)

1,000	EDA	5.00	6/15/2029	1,072
2,000	EDA (PRE)	5.00	9/01/2033	2,036
1,000	EDA	4.00	7/01/2034	988
500	EDA (INS - Assured Guaranty Municipal
	Corp.)	5.00	6/01/2037	558
2,000	EDA	5.00	6/15/2042	2,098
1,000	EDA	5.00	6/15/2047	1,054
1,000	Educational Facilities Auth.	5.00	9/01/2036	1,062
1,000	Health Care Facilities Financing Auth.	5.00	10/01/2037	1,063
1,250	South Jersey Transportation Auth. LLC	5.00	11/01/2039	1,357
1,000	Transportation Trust Fund Auth.	5.00	6/15/2044	1,033
				12,321

New Mexico (0.2%)

1,000 City of Farmington	5.90	6/01/2040	1,075

New York (2.1%)

230	City of New York (PRE)	5.25	8/15/2023	234
770	City of New York	5.25	8/15/2023	784
1,000	Dormitory Auth. (PRE)	5.50	5/01/2037	1,045
1,205	Dormitory Auth. (INS - AMBAC Assurance
	Corp.)	5.50	7/01/2040	1,559
1,000	MTA	5.00	11/15/2042	1,109
2,000	New York City Trust for Cultural Res.	5.00	12/01/2039	2,102
630	New York Liberty Dev. Corp.	5.25	10/01/2035	776
1,500	New York Liberty Dev. Corp.	5.50	10/01/2037	1,905
				9,514

North Carolina (0.2%)

1,000 Medical Care Commission	5.00	10/01/2035	1,106

North Dakota (0.2%)

1,000 Ward County	5.00	6/01/2048	1,070

Ohio (0.2%)

750 Southeastern Ohio Port Auth.	5.00	12/01/2043	772

Oklahoma (0.7%)

1,315	Comanche County Hospital Auth.	5.00	7/01/2032	1,356
790	Muskogee Industrial Trust (b)	1.14	1/01/2025	790
750	Tulsa County Industrial Auth.	5.25	11/15/2037	852
				2,998

Pennsylvania (3.6%)

1,500	Berks County IDA	5.00	11/01/2050	1,638
1,125	Butler County Hospital Auth.	5.00	7/01/2039	1,223
1,000	Chester County IDA	5.00	10/01/2044	1,046
1,000	Commonwealth Financing Auth.	5.00	6/01/2035	1,104
1,625	Indiana County Hospital Auth.	6.00	6/01/2039	1,761
1,000	Lancaster County Hospital Auth.	5.00	11/01/2035	1,108
1,000	Montgomery County IDA	5.25	1/15/2045	1,065
1,000	Northampton County General Purpose
	Auth.	4.00	8/15/2040	982
1,000	Philadelphia School District	5.00	9/01/2037	1,065

5| USAA Growth And Tax Strategy Fund

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

$1,500	Reading School District (INS - Assured
	Guaranty Municipal Corp.)	5.00%	3/01/2038 $	1,671
1,000	Turnpike Commission	5.25	12/01/2044	1,103
1,000	Turnpike Commission	5.00	12/01/2046	1,088
1,000	Turnpike Commission	5.00	12/01/2047	1,111
				15,965

Puerto Rico (0.2%)

1,000 Commonwealth (INS - Assured Guaranty
Municipal Corp.)	5.00	7/01/2035	1,024

Rhode Island (0.3%)

50	Housing and Mortgage Finance Corp.	6.85	10/01/2024	50
1,000	Rhode Island Turnpike & Bridge Auth.	5.00	10/01/2040	1,112
				1,162

South Carolina (0.5%)

2,000 Piedmont Municipal Power Agency (INS -
Assured Guaranty Municipal Corp.)	5.75	1/01/2034	2,225

Tennessee (0.7%)

750	Chattanooga Health Educational &
	Housing Facility Board (b)	1.35	5/01/2039	750
1,000	Metropolitan Government of Nashville
	and Davidson County Health and
	Educational Facilities Board	5.00	10/01/2045	1,079
1,000	Metropolitan Government of Nashville
	and Davidson County Health and
	Educational Facilities Board	5.00	7/01/2046	1,098
				2,927

Texas (7.7%)

1,380	Austin Convention Enterprises, Inc.	5.00	1/01/2034	1,513
1,000	Bexar County Health Facilities
	Development Corp.	5.00	7/15/2037	1,086
1,000	Central Texas Regional Mobility Auth.	4.00	1/01/2041	989
1,000	Central Texas Regional Mobility Auth.	5.00	1/01/2045	1,095
1,000	Central Texas Turnpike System	5.00	8/15/2042	1,101
1,000	City of Houston	5.00	9/01/2039	1,097
1,000	City of Houston	5.00	9/01/2040	1,096
1,000	City of Laredo Waterworks & Sewer
	System	4.00	3/01/2041	1,019
4,890	City of Lewisville (INS - ACA Financial
	Guaranty Corp.)	5.80	9/01/2025	5,092
1,000	Clifton Higher Education Finance Corp.
	(NBGA - Texas Permanent School
	Fund)	5.00	8/15/2039	1,110
1,000	Harris County Cultural Education Facilities
	Finance Corp.	5.00	6/01/2038	1,058
1,000	Harris County Hospital District	4.00	2/15/2042	1,003
1,000	Karnes County Hospital District	5.00	2/01/2044	1,035
1,000	Matagorda County Navigation District #1	4.00	6/01/2030	1,048
1,000	Mesquite Health Facility Dev. Corp.	5.00	2/15/2035	1,045
1,600	New Hope Cultural Education Facilities
	Finance Corp.	5.00	4/01/2047	1,722
1,000	New Hope Cultural Education Facilities
	Finance Corp.	5.00	7/01/2047	825
1,500	North Texas Tollway Auth.	5.00	1/01/2031	1,670
1,000	North Texas Tollway Auth.	5.00	1/01/2045	1,106
5,775	Port of Port Arthur Navigation District (b)	1.31	11/01/2040	5,775
1,000	Tarrant County Cultural Education
	Facilities Finance Corp.	5.00	11/15/2036	1,047

Portfolio of Investments | 6

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

$1,000	Tarrant County Cultural Education
	Facilities Finance Corp.	5.00%	11/15/2045 $	1,000
1,000 Tarrant County Cultural Education
	Facilities Finance Corp.	5.00	11/15/2046	1,110
				34,642

Virginia (0.2%)

1,000 Alexandria IDA	5.00	10/01/2050	1,099

Washington (1.8%)

5,000	Catholic Health Initiatives (LIQ -
	J.P.Morgan Chase & Co.)(b),(c),(h)	1.44	2/01/2019	5,000
1,000	Health Care Facilities Auth.	4.00	7/01/2042	1,013
1,000	Health Care Facilities Auth.	5.00	1/01/2047	1,091
1,000	Housing Finance Commission	5.00	1/01/2038	1,091
				8,195

West Virginia (0.3%)

1,500 Pleasants County	5.25	10/15/2037	1,486

Wisconsin (0.2%)

1,000 Wisconsin Health & Educational Facilities
Auth.	5.25	4/15/2035	1,082

Wyoming (0.3%)

1,250	Laramie County	5.00	5/01/2037	1,342
	Total Municipal Obligations (cost: $235,037)			237,031

Number
of Shares

	EQUITY SECURITIES (47.7%)
	BLUE CHIP STOCKS (47.7%)
	Consumer Discretionary (6.0%)
	Advertising (0.1%)
3,603	Interpublic Group of Companies, Inc.			84
2,152	Omnicom Group, Inc.			164
				248
	Apparel Retail (0.2%)
1,129	Foot Locker, Inc.			52
2,024	Gap, Inc.			64
2,332	L Brands, Inc.			115
3,606	Ross Stores, Inc.			282
5,909	TJX Companies, Inc.			488
				1,001
	Apparel, Accessories & Luxury Goods (0.2%)
3,343	Hanesbrands, Inc.			65
1,422	Michael Kors Holdings Ltd.(i)			89
713	PVH Corp.			103
517	Ralph Lauren Corp.			55
2,615	Tapestry, Inc.			133
1,669	Under Armour, Inc. "A"(i)			28

7| USAA Growth And Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)

1,654	Under Armour, Inc. "C"(i)	$25
3,034	VF Corp.	226
		724

Auto Parts & Equipment (0.1%)

2,482	Aptiv plc	227
1,744	BorgWarner, Inc.	85
1	Delphi Technologies plc	—
		312

Automobile Manufacturers (0.2%)

36,855	Ford Motor Co.	391
11,947	General Motors Co.	470
		861

Automotive Retail (0.1%)

687	Advance Auto Parts, Inc.	78
255	AutoZone, Inc.(i)	170
1,691	CarMax, Inc.(i)	105
788	O'Reilly Automotive, Inc.(i)	192
		545

Broadcasting (0.1%)

3,467	CBS Corp. "B"	184
1,800	Discovery Communications, Inc. "A"(i)	41
1,428	Discovery Communications, Inc. "A"(i)	35
941	Scripps Networks Interactive, Inc. "A"(j)	84
		344

Cable & Satellite (0.5%)

1,798	Charter Communications, Inc. "A"(i)	615
42,060	Comcast Corp. "A"	1,523
2,074	DISH Network Corp. "A"(i)	86
		2,224

Casinos & Gaming (0.1%)

4,715	MGM Resorts International	161
757	Wynn Resorts Ltd.	127
		288

Computer & Electronics Retail (0.0%)

2,415 Best Buy Co., Inc.	175

Consumer Electronics (0.0%)

1,028 Garmin Ltd.	61

Department Stores (0.1%)

1,536	Kohl's Corp.	101
2,843	Macy's, Inc.	84
1,034	Nordstrom, Inc.	53
		238

Distributors (0.0%)

1,337	Genuine Parts Co.	123
2,886	LKQ Corp.(i)	114
		237

Footwear (0.2%)

12,098 NIKE, Inc. "B"	811

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)

General Merchandise Stores (0.2%)

2,461	Dollar General Corp.	$233
2,162	Dollar Tree, Inc.(i)	222
5,038	Target Corp.	380
		835

Home Furnishings (0.0%)

1,214	Leggett & Platt, Inc.	53
597	Mohawk Industries, Inc.(i)	143
		196

Home Improvement Retail (0.6%)

10,738	Home Depot, Inc.	1,957
7,719	Lowe's Cos., Inc.	692
		2,649

Homebuilding (0.1%)

3,224	DR Horton, Inc.	135
2,566	Lennar Corp. "A"	145
1	Lennar Corp. "B"	—
2,649	PulteGroup, Inc.	75
		355

Hotels, Resorts & Cruise Lines (0.3%)

3,853	Carnival Corp.	258
1,874	Hilton Worldwide Holdings, Inc.	152
2,837	Marriott International, Inc. "A"	401
1,621	Norwegian Cruise Line Holdings Ltd.(i)	92
1,606	Royal Caribbean Cruises Ltd.	203
970	Wyndham Worldwide Corp.	112
		1,218

Household Appliances (0.0%)

674 Whirlpool Corp.	109

Housewares & Specialties (0.0%)

4,542 Newell Brands, Inc.	117

Internet & Direct Marketing Retail (1.7%)

3,708	Amazon.com, Inc.(i)	5,608
452	Booking Holdings, Inc.(i)	920
1,162	Expedia, Inc.	122
4,011	Netflix, Inc.(i)	1,169
975	TripAdvisor, Inc.(i)	39
		7,858

Leisure Products (0.0%)

1,004	Hasbro, Inc.	96
3,027	Mattel, Inc.	48
		144

Motorcycle Manufacturers (0.0%)

1,559 Harley-Davidson, Inc.	71

Movies & Entertainment (0.6%)

7,268	Time Warner, Inc.	676
9,956	Twenty-First Century Fox, Inc. "A"	366
4,100	Twenty-First Century Fox, Inc. "B"	149

9| USAA Growth And Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)

3,276	Viacom, Inc. "B"	$109
13,626	Walt Disney Co.	1,406
		2,706

Publishing (0.0%)

3,584 News Corp. "A"	58

Restaurants (0.5%)

222	Chipotle Mexican Grill, Inc.(i)	71
1,066	Darden Restaurants, Inc.	98
7,378	McDonald's Corp.	1,164
13,440	Starbucks Corp.	767
3,123	Yum! Brands, Inc.	254
		2,354

Specialized Consumer Services (0.0%)

1,952 H&R Block, Inc.	49

Specialty Stores (0.1%)

558	Signet Jewelers Ltd.	28
930	Tiffany & Co.	94
1,196	Tractor Supply Co.	78
551	Ulta Beauty, Inc.(i)	112
		312

Tires & Rubber (0.0%)

2,283 Goodyear Tire & Rubber Co.	66
Total Consumer Discretionary	27,166

Consumer Staples (3.6%)

Agricultural Products (0.0%)

5,283 Archer-Daniels-Midland Co.	219

Brewers (0.0%)

1,717 Molson Coors Brewing Co. "B"	131

Distillers & Vintners (0.1%)

1,805	Brown-Forman Corp. "B"	126
1,572	Constellation Brands, Inc. "A"	339
		465

Drug Retail (0.3%)

9,390	CVS Health Corp.	636
8,201	Walgreens Boots Alliance, Inc.	565
		1,201

Food Distributors (0.1%)

4,424 Sysco Corp.	264

Food Retail (0.1%)

8,402 Kroger Co.	228

Household Products (0.7%)

2,300	Church & Dwight Co., Inc.	113
1,204	Clorox Co.	156
8,295	Colgate-Palmolive Co.	572
3,274	Kimberly-Clark Corp.	363
24,070	Procter & Gamble Co.	1,890
		3,094

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)

Hypermarkets & Super Centers (0.4%)

4,051	Costco Wholesale Corp.	$773
13,567	Walmart, Inc.	1,221
		1,994

Packaged Foods & Meats (0.5%)

1,817	Campbell Soup Co.	78
3,859	Conagra Brands, Inc.	139
5,320	General Mills, Inc.	269
1,318	Hershey Co	129
2,891	Hormel Foods Corp.	94
1,034	JM Smucker Co	131
2,322	Kellogg Co.	154
5,639	Kraft Heinz Co.	378
1,117	McCormick & Co., Inc.	119
14,079	Mondelez International, Inc. "A"	618
2,778	Tyson Foods, Inc. "A"	207
		2,316

Personal Products (0.1%)

4,173	Coty, Inc. "A"	81
2,082	Estee Lauder Companies, Inc. "A"	288
		369

Soft Drinks (0.7%)

34,835	Coca-Cola Co.	1,506
1,706	Dr. Pepper Snapple Group, Inc.	198
3,824	Monster Beverage Corp.(i)	242
12,873	PepsiCo, Inc.	1,413
		3,359

Tobacco (0.6%)

18,026	Altria Group, Inc.	1,135
13,721	Philip Morris International, Inc.	1,421
		2,556
	Total Consumer Staples	16,196

Energy (2.6%)

Integrated Oil & Gas (1.2%)

17,264	Chevron Corp.	1,932
40,028	Exxon Mobil Corp.(j)	3,032
7,228	Occidental Petroleum Corp.	474
		5,438

Oil & Gas Drilling (0.0%)

951 Helmerich & Payne, Inc.	61

Oil & Gas Equipment & Services (0.4%)

3,998	Baker Hughes a GE Co.	105
8,243	Halliburton Co.	383
3,504	National Oilwell Varco, Inc.	123
13,085	Schlumberger Ltd.	859
4,157	TechnipFMC plc	120
		1,590

Oil & Gas Exploration & Production (0.6%)

5,169	Anadarko Petroleum Corp.	295
3,513	Apache Corp.	120
4,115	Cabot Oil & Gas Corp.	99

11 | USAA Growth And Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)

9,872	Chesapeake Energy Corp.(i)	$28
890	Cimarex Energy Co.	85
1,371	Concho Resources, Inc.(i)	207
11,082	ConocoPhillips	602
4,965	Devon Energy Corp.	152
5,272	EOG Resources, Inc.	535
2,135	EQT Corp.	107
2,552	Hess Corp.	116
7,765	Marathon Oil Corp.	113
1,611	Newfield Exploration Co.(i)	38
4,486	Noble Energy, Inc.	134
1,577	Pioneer Natural Resources Co.	268
1,696	Range Resources Corp.	22
		2,921

Oil & Gas Refining & Marketing (0.2%)

1,242	Andeavor	111
4,527	Marathon Petroleum Corp.	290
4,058	Phillips 66	367
4,001	Valero Energy Corp.	362
		1,130

Oil & Gas Storage & Transportation (0.2%)

18,142	Kinder Morgan, Inc.	294
3,877	ONEOK, Inc.	219
6,893	Williams Companies, Inc.	191
		704
	Total Energy	11,844

Financials (7.2%)

Asset Management & Custody Banks (0.6%)

518	Affiliated Managers Group, Inc.	98
1,383	Ameriprise Financial, Inc.	216
9,561	Bank of New York Mellon Corp.	545
1,153	BlackRock, Inc.	633
2,997	Franklin Resources, Inc.	116
3,613	Invesco Ltd.	118
1,990	Northern Trust Corp.(k)	211
3,447	State Street Corp.	366
2,288	T. Rowe Price Group, Inc.	256
		2,559

Consumer Finance (0.4%)

6,765	American Express Co.	660
4,580	Capital One Financial Corp.	448
3,369	Discover Financial Services	266
6,818	Synchrony Financial	248
		1,622

Diversified Banks (2.6%)

89,917	Bank of America Corp.	2,886
24,508	Citigroup, Inc.	1,850
32,161	J.P.Morgan Chase & Co.	3,715
14,892	U.S. Bancorp	810
40,698	Wells Fargo & Co.(j)	2,377
		11,638

Financial Exchanges & Data (0.4%)

1,060	Cboe Global Markets, Inc.	119
3,155	CME Group, Inc.	524
5,422	Intercontinental Exchange, Inc.	396

Portfolio of Investments | 12

		Market
Number		Value
of Shares	Security	(000)

1,532	Moody's Corp.	$256
1,159	Nasdaq, Inc.	94
2,363	S&P Global, Inc.	453
		1,842

Insurance Brokers (0.2%)

2,360	Aon plc	331
1,703	Arthur J. Gallagher & Co.	118
4,764	Marsh & McLennan Companies, Inc.	395
1,223	Willis Towers Watson plc	193
		1,037

Investment Banking & Brokerage (0.5%)

11,059	Charles Schwab Corp.	586
2,481	E*TRADE Financial Corp.(i)	130
3,261	Goldman Sachs Group, Inc.	857
12,903	Morgan Stanley	723
1,192	Raymond James Financial, Inc.	111
		2,407

Life & Health Insurance (0.4%)

3,671	AFLAC, Inc.	326
889	Brighthouse Financial, Inc.(i)	48
1,996	Lincoln National Corp.	152
9,738	MetLife, Inc.	450
2,507	Principal Financial Group, Inc.	156
3,930	Prudential Financial, Inc.	418
995	Torchmark Corp.	85
2,079	Unum Group	106
		1,741

Multi-Line Insurance (0.2%)

8,492	American International Group, Inc.	487
3,318	Hartford Financial Services Group, Inc.	175
2,558	Loews Corp.	126
		788

Multi-Sector Holdings (0.8%)

17,838	Berkshire Hathaway, Inc. "B"(i)	3,696
2,777	Leucadia National Corp.	67
		3,763

Property & Casualty Insurance (0.4%)

3,329	Allstate Corp.	307
4,334	Chubb Ltd.	615
1,525	Cincinnati Financial Corp.	114
5,434	Progressive Corp.	313
2,551	Travelers Cos., Inc.	354
2,431	XL Group Ltd.	103
		1,806

Regional Banks (0.7%)

7,366	BB&T Corp.	400
4,616	Citizens Financial Group, Inc.	201
1,613	Comerica, Inc.	157
6,711	Fifth Third Bancorp	222
9,930	Huntington Bancshares, Inc.	156
10,027	KeyCorp	212
1,384	M&T Bank Corp.	263
4,494	PNC Financial Services Group, Inc.	708
10,886	Regions Financial Corp.	211

13 | USAA Growth And Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)

4,482	SunTrust Banks, Inc.	$313
2,072	Zions Bancorp	114
		2,957

Reinsurance (0.0%)

441 Everest Re Group Ltd.	106
Total Financials	32,266

Health Care (6.6%)

Biotechnology (1.4%)

14,777	AbbVie, Inc.	1,712
2,071	Alexion Pharmaceuticals, Inc.(i)	243
6,662	Amgen, Inc.	1,224
1,998	Biogen, Inc.(i)	577
7,438	Celgene Corp.(i)	648
12,340	Gilead Sciences, Inc.	972
1,623	Incyte Corp.(i)	138
727	Regeneron Pharmaceuticals, Inc.(i)	233
2,283	Vertex Pharmaceuticals, Inc.(i)	379
		6,126

Health Care Distributors (0.2%)

1,496	AmerisourceBergen Corp.	142
2,930	Cardinal Health, Inc.	203
1,445	Henry Schein, Inc.(i)	96
1,932	McKesson Corp.	288
		729

Health Care Equipment (1.2%)

16,135	Abbott Laboratories(j)	973
4,736	Baxter International, Inc.	321
2,504	Becton, Dickinson & Co.	556
12,972	Boston Scientific Corp.(i)	354
5,636	Danaher Corp.	551
1,962	Edwards Lifesciences Corp.(i)	262
2,574	Hologic, Inc.(i)	100
808	IDEXX Laboratories, Inc.(i)	151
1,047	Intuitive Surgical, Inc.(i)	447
12,786	Medtronic plc	1,022
1,315	ResMed Inc.	125
2,966	Stryker Corp.	481
849	Varian Medical Systems, Inc.(i)	101
1,891	Zimmer Biomet Holdings, Inc.	220
		5,664

Health Care Facilities (0.1%)

2,625	HCA Healthcare, Inc.	260
812	Universal Health Services, Inc. "B"	93
		353

Health Care Services (0.2%)

1,414	DaVita, Inc.(i)	102
1,122	Envision Healthcare Corp.(i)	43
5,249	Express Scripts Holding Co.(i)	396
927	Laboratory Corp. of America Holdings(i)	160
1,241	Quest Diagnostics, Inc.	128
		829

Health Care Supplies (0.1%)

674 Align Technology, Inc.(i)	177

Portfolio of Investments | 14

		Market
Number		Value
of Shares	Security	(000)

445	Cooper Cos., Inc.	$102
2,170	Dentsply Sirona, Inc.	122
		401

Health Care Technology (0.0%)

2,904 Cerner Corp.(i)	187

Life Sciences Tools & Services (0.4%)

3,001	Agilent Technologies, Inc.	206
1,379	Illumina, Inc.(i)	314
1,349	IQVIA Holdings, Inc.(i)	133
250	Mettler-Toledo International, Inc.(i)	154
1,114	PerkinElmer, Inc.	85
3,716	Thermo Fisher Scientific, Inc.	775
742	Waters Corp.(i)	152
		1,819

Managed Health Care (0.9%)

3,081	Aetna, Inc.	546
2,398	Anthem, Inc.	564
1,565	Centene Corp.(i)	159
2,330	Cigna Corp.	456
1,316	Humana, Inc.	358
8,982	UnitedHealth Group, Inc.	2,031
		4,114

Pharmaceuticals (2.1%)

3,142	Allergan plc	485
14,940	Bristol-Myers Squibb Co.	989
9,152	Eli Lilly & Co.	705
24,210	Johnson & Johnson(j)	3,144
25,837	Merck & Co., Inc.	1,401
5,065	Mylan N.V.(i)	204
1,238	Perrigo Co. plc	101
53,417	Pfizer, Inc.	1,940
4,481	Zoetis, Inc.	362
		9,331
	Total Health Care	29,553

Industrials (4.9%)

Aerospace & Defense (1.4%)

3,879	Arconic, Inc.	95
5,190	Boeing Co.	1,880
2,590	General Dynamics Corp.	576
1,100	Harris Corp.	172
420	Huntington Ingalls Industries, Inc.	110
712	L3 Technologies, Inc.	148
2,312	Lockheed Martin Corp.	815
1,644	Northrop Grumman Corp.	575
2,710	Raytheon Co.	589
1,482	Rockwell Collins, Inc.	204
2,441	Textron, Inc.	146
443	TransDigm Group, Inc.	128
6,767	United Technologies Corp.	912
		6,350

Agricultural & Farm Machinery (0.1%)

3,022 Deere & Co.	486

Air Freight & Logistics (0.3%)

1,279 CH Robinson Worldwide, Inc.	119

15 | USAA Growth And Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)

1,610	Expeditors International of Washington, Inc.	$105
2,220	FedEx Corp.	547
6,490	United Parcel Service, Inc. "B"	678
		1,449

Airlines (0.3%)

1,149	Alaska Air Group, Inc.	74
3,997	American Airlines Group, Inc.	217
6,141	Delta Air Lines, Inc.	331
5,077	Southwest Airlines Co.	294
2,350	United Continental Holdings, Inc.(i)	159
		1,075

Building Products (0.2%)

880	Allegion plc	74
1,344	AO Smith Corp.	86
1,427	Fortune Brands Home & Security, Inc.	87
8,596	Johnson Controls International plc	317
2,915	Masco Corp.	120
		684

Construction & Engineering (0.1%)

1,296	Fluor Corp.	74
1,124	Jacobs Engineering Group, Inc.	68
1,392	Quanta Services, Inc.(i)	48
		190

Construction Machinery & Heavy Trucks (0.3%)

5,384	Caterpillar, Inc.	832
1,457	Cummins, Inc.	245
3,281	PACCAR, Inc.	235
		1,312

Diversified Support Services (0.0%)

814 Cintas Corp.	139

Electrical Components & Equipment (0.3%)

391	Acuity Brands, Inc.	56
2,103	AMETEK, Inc.	159
4,054	Eaton Corp. plc	327
5,920	Emerson Electric Co.	421
1,199	Rockwell Automation, Inc.	217
		1,180

Environmental & Facilities Services (0.1%)

2,086	Republic Services, Inc.	140
688	Stericycle, Inc.(i)	43
3,711	Waste Management, Inc.	320
		503

Human Resource & Employment Services (0.0%)

1,300 Robert Half International, Inc.	74

Industrial Conglomerates (0.8%)

5,398	3M Co.	1,271
81,921	General Electric Co.(j)	1,156
7,197	Honeywell International, Inc.	1,088
942	Roper Technologies, Inc.	259
		3,774

Portfolio of Investments | 16

		Market
Number		Value
of Shares	Security	(000)

Industrial Machinery (0.4%)

1,435	Dover Corp.	$144
1,210	Flowserve Corp.	51
2,848	Fortive Corp.	219
2,839	Illinois Tool Works, Inc.	458
2,360	Ingersoll-Rand plc	210
1,216	Parker-Hannifin Corp.	217
1,502	Pentair plc	103
528	Snap-on, Inc.	84
1,421	Stanley Black & Decker, Inc.	226
1,676	Xylem, Inc.	125
		1,837

Railroads (0.4%)

8,285	CSX Corp.	445
960	Kansas City Southern	99
2,671	Norfolk Southern Corp.	372
7,288	Union Pacific Corp.	949
		1,865

Research & Consulting Services (0.1%)

1,096	Equifax, Inc.	124
3,349	IHS Markit Ltd.(i)	157
3,126	Nielsen Holdings plc	102
1,450	Verisk Analytics, Inc.(i)	148
		531

Trading Companies & Distributors (0.1%)

2,691	Fastenal Co.	147
788	United Rentals, Inc.(i)	138
478	WW Grainger, Inc.	125
		410

Trucking (0.0%)

714 JB Hunt Transport Services, Inc.	85
Total Industrials	21,944

Information Technology (12.0%)

Application Software (0.6%)

4,570	Adobe Systems, Inc.(i)	956
796	ANSYS, Inc.(i)	127
2,021	Autodesk, Inc.(i)	238
2,583	Cadence Design Systems, Inc.(i)	100
1,327	Citrix Systems, Inc.(i)	122
2,268	Intuit, Inc.	379
6,360	salesforce.com, Inc.(i)	739
1,398	Synopsys, Inc.(i)	118
		2,779

Communications Equipment (0.5%)

45,824	Cisco Systems, Inc.	2,052
561	F5 Networks, Inc.(i)	83
3,500	Juniper Networks, Inc.	90
1,485	Motorola Solutions, Inc.	158
		2,383

Data Processing & Outsourced Services (1.4%)

427	Alliance Data Systems Corp.	103
4,190	Automatic Data Processing, Inc.	483

17 | USAA Growth And Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)

3,104	Fidelity National Information Services, Inc.	$302
1,969	Fiserv, Inc.(i)	282
1,504	Global Payments, Inc.	171
8,609	Mastercard, Inc. "A"	1,513
2,957	Paychex, Inc.	193
10,200	PayPal Holdings, Inc.(i)	810
1,527	Total System Services, Inc.	134
16,809	Visa, Inc. "A"	2,066
4,287	Western Union Co	85
		6,142

Electronic Components (0.1%)

2,817	Amphenol Corp. "A"	258
8,056	Corning, Inc.	234
		492

Electronic Equipment & Instruments (0.0%)

1,385 FLIR Systems, Inc.	68

Electronic Manufacturing Services (0.1%)

3,258 TE Connectivity Ltd.	336

Home Entertainment Software (0.2%)

7,009	Activision Blizzard, Inc.	513
2,846	Electronic Arts, Inc.(i)	352
		865

Internet Software & Services (2.4%)

1,562	Akamai Technologies, Inc.(i)	105
2,795	Alphabet, Inc. "C"(i)	3,088
2,716	Alphabet, Inc. "A"(i)	2,998
9,005	eBay, Inc.(i)	386
22,527	Facebook, Inc. "A"(i)	4,017
785	VeriSign, Inc.(i)	91
		10,685

IT Consulting & Other Services (0.7%)

5,837	Accenture plc "A"	940
5,466	Cognizant Technology Solutions Corp. "A"	448
1,493	CSRA, Inc.	60
2,695	DXC Technology Co.	276
827	Gartner, Inc.(i)	94
7,980	International Business Machines Corp.	1,244
		3,062

Semiconductor Equipment (0.2%)

9,886	Applied Materials, Inc.	569
1,462	KLA-Tencor Corp.	166
1,501	Lam Research Corp.	288
		1,023

Semiconductors (1.7%)

7,747	Advanced Micro Devices, Inc.(i)	94
3,442	Analog Devices, Inc.	310
3,703	Broadcom Ltd.	913
43,380	Intel Corp.	2,138
2,357	Microchip Technology, Inc.	209
10,689	Micron Technology, Inc.(i)	522
5,617	NVIDIA Corp.	1,359
1,188	Qorvo, Inc.(i)	96
13,925	QUALCOMM, Inc.	905

Portfolio of Investments | 18

		Market
Number		Value
of Shares	Security	(000)

1,701	Skyworks Solutions, Inc.	$186
8,840	Texas Instruments, Inc.	958
2,342	Xilinx, Inc.	167
		7,857

Systems Software (1.9%)

2,879	CA, Inc.	101
71,508	Microsoft Corp.(j)	6,705
28,240	Oracle Corp.	1,431
1,651	Red Hat, Inc.(i)	244
5,739	Symantec Corp.	151
		8,632

Technology Hardware, Storage, & Peripherals (2.2%)

47,592	Apple, Inc.(j)	8,477
14,736	Hewlett Packard Enterprise Co.	274
15,371	HP, Inc.	359
2,488	NetApp, Inc.	151
2,733	Seagate Technology plc	146
2,761	Western Digital Corp.	240
1,978	Xerox Corp.	60
		9,707
	Total Information Technology	54,031

Materials (1.4%)

Commodity Chemicals (0.1%)

3,020 LyondellBasell Industries N.V. "A"	327

Construction Materials (0.1%)

582	Martin Marietta Materials, Inc.	118
1,204	Vulcan Materials Co.	142
		260

Copper (0.1%)

12,380 Freeport-McMoRan, Inc.(i)	230

Diversified Chemicals (0.4%)

21,255	DowDuPont, Inc.	1,494
1,302	Eastman Chemical Co.	132
		1,626

Fertilizers & Agricultural Chemicals (0.2%)

2,178	CF Industries Holdings, Inc.	90
1,221	FMC Corp.	96
4,101	Monsanto Co.	506
3,264	Mosaic Co	86
		778

Gold (0.0%)

5,038 Newmont Mining Corp.	192

Industrial Gases (0.2%)

2,035	Air Products & Chemicals, Inc.	327
2,671	Praxair, Inc.	400
		727

Metal & Glass Containers (0.0%)

3,094 Ball Corp.	124

19 | USAA Growth And Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)

Paper Packaging (0.1%)

906	Avery Dennison Corp.	$107
3,900	International Paper Co.	232
860	Packaging Corp. of America	103
1,672	Sealed Air Corp.	71
2,313	WestRock Co.	152
		665

Specialty Chemicals (0.2%)

1,007	Albemarle Corp.	101
2,428	Ecolab, Inc.	317
719	International Flavors & Fragrances, Inc.	102
2,375	PPG Industries, Inc.	267
768	Sherwin-Williams Co.	308
		1,095

Steel (0.0%)

2,884 Nucor Corp.	189
Total Materials	6,213

Real Estate (1.2%)

Real Estate Services (0.0%)

2,808 CBRE Group, Inc. "A"(i)	131

REITs - Health Care (0.1%)

4,358	HCP, Inc.	94
3,300	Ventas, Inc.	159
3,536	Welltower, Inc.	186
		439

REITs - Hotel & Resort (0.0%)

6,924 Host Hotels & Resorts, Inc.	129

REITs - Industrial (0.1%)

3,869	Duke Realty Corp.	96
5,026	Prologis, Inc.	305
		401

REITs - Office (0.1%)

832	Alexandria Real Estate Equities Inc.	101
1,478	Boston Properties, Inc.	176
887	SL Green Realty Corp.	86
1,602	Vornado Realty Trust	106
		469

REITs - Residential (0.2%)

1,258	AvalonBay Communities, Inc.	196
3,386	Equity Residential	191
612	Essex Property Trust, Inc.	137
1,053	Mid-America Apartment Communities, Inc.	90
2,624	UDR, Inc.	88
		702

REITs - Retail (0.2%)

663	Federal Realty Investment Trust	76
5,829	GGP, Inc.	123
3,887	Kimco Realty Corp.	58
1,004	Macerich Co	59
2,608	Realty Income Corp.	128

Portfolio of Investments | 20

		Market
Number		Value
of Shares	Security	(000)

1,543	Regency Centers Corp.	$90
2,936	Simon Property Group, Inc.	451
		985

REITs - Specialized (0.5%)

4,004	American Tower Corp.	558
3,745	Crown Castle International Corp.	412
1,886	Digital Realty Trust, Inc.	190
740	Equinix, Inc.	290
1,147	Extra Space Storage, Inc.	98
2,608	Iron Mountain, Inc.	82
1,363	Public Storage	265
1,109	SBA Communications Corp.(i)	174
6,942	Weyerhaeuser Co.	243
		2,312
	Total Real Estate	5,568

Telecommunication Services (0.9%)

Alternative Carriers (0.0%)

9,018 CenturyLink, Inc.	160

Integrated Telecommunication Services (0.9%)

58,002	AT&T, Inc.(j)	2,105
38,535	Verizon Communications, Inc.	1,840
		3,945
	Total Telecommunication Services	4,105

Utilities (1.3%)

Electric Utilities (0.8%)

2,301	Alliant Energy Corp.	89
4,535	American Electric Power Co., Inc.	297
6,534	Duke Energy Corp.	492
3,042	Edison International	184
1,556	Entergy Corp.	118
3,443	Eversource Energy	196
9,070	Exelon Corp.	336
4,254	FirstEnergy Corp.	138
4,443	NextEra Energy, Inc.	676
4,728	PG&E Corp.	194
6,354	PPL Corp.	182
9,369	Southern Co.	404
5,211	Xcel Energy, Inc.	226
		3,532

Independent Power Producers & Energy Traders (0.0%)

6,122	AES Corp.	67
2,789	NRG Energy, Inc.	72
		139

Multi-Utilities (0.5%)

2,468	Ameren Corp.	134
4,683	CenterPoint Energy, Inc.	127
3,064	CMS Energy Corp.	130
2,930	Consolidated Edison, Inc.	219
6,008	Dominion Energy, Inc.	445
1,653	DTE Energy Co.	167
4,781	Public Service Enterprise Group, Inc.	232
1,549	SCANA Corp.	61

21 | USAA Growth And Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)

2,344	Sempra Energy	$255
2,943	WEC Energy Group, Inc.	176
		1,946

Water Utilities (0.0%)

1,625 American Water Works Co., Inc.	129
Total Utilities	5,746
Total Blue Chip Stocks (cost: $106,949)	214,632

RIGHTS (0.0%)

Consumer Staples (0.0%)

Food Retail (0.0%)

1,460 Safeway PDC, LLC CVR(e),(i),(l),(m)(cost: $0)	—
Total Equity Securities (cost: $106,949)	214,632
GOVERNMENT & U.S. TREASURY MONEY MARKET
INSTRUMENTS (0.9%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.9%)

3,943,165 State Street Institutional Treasury Money Market Fund Premier Class, 1.33%(n)
(cost: $3,943)	3,943

Principal Amount (000)

U.S. TREASURY SECURITIES (0.0%)

Bills (0.0%)(o)

$200	1.73%, 7/19/2018(p) (cost: $199)					199
	Total Government & U.S. Treasury Money Market Instruments (cost: $4,142)					4,142
	Total Investments (cost: $346,128)					$455,805

						Unrealized
						Appreciation/
Number of		Expiration	Notional		Contract	Depreciation
Contracts	Description	Date	Amount (000)		Value (000)	(000)

	FUTURES (0.8%)
	LONG FUTURES
	Equity Contracts
28	E-mini S&P 500	03/16/2018	USD	3,883	$3,800	$(83)
	Total Long Futures
					$3,800	$(83)
	Total Futures
					$3,800	$(83)

Portfolio of Investments | 22

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Tax-Exempt Securities:
Municipal Obligations	$—	$ 237,031	$—	$ 237,031
Equity Securities:
Blue Chip Stocks	214,632	—	—	214,632
Rights	—	—	—	—
Government & U.S. Treasury Money Market
Instruments:
Government & U.S. Treasury Money Market
Funds	3,943	—	—	3,943
U.S. Treasury Securities	199	—	—	199
Total	$218,774	$237,031	$—	$455,805
Liabilities	LEVEL 1	LEVEL 2	LEVEL 3	Total
Futures(1)	$(83)	$—	$—	$(83)

Total	$(83)	$—	$—	$(83)

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS
($ in 000s)	Rights

Balance as of May 31, 2017	$ 1
Purchases	–
Sales	(1)
Transfers into Level 3	–
Transfers out of Level 3	–
Net realized gain (loss) on investments	–
Change in net unrealized appreciation/(depreciation) of investments	–
Balance as of February 28, 2018	$ –

For the period of June 1, 2017, through February 28, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

23 | USAA Growth And Tax Strategy Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Growth and Tax Strategy Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

Notes to Portfolio of Investments | 24

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

3.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

4.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

5.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

6.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's Net Asset Value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

25 | USAA Growth And Tax Strategy Fund

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by the value derived from the values used for tax valuation and reporting purposes. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At February 28, 2018, the Fund had no securities on loan.

D.Securities purchased on a delayed-delivery or when-issued basis– Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

Notes to Portfolio of Investments | 26

E.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at February 28, 2018, did not include master netting provisions.

F.Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

G.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $450,151,000 at February 28, 2018, and, in total, may not equal 100%.

H.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

27 | USAA Growth And Tax Strategy Fund

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

I.New Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Fund believes the adoption of these ASUs will not have material impact on its financial statement disclosures

CATEGORIES AND DEFINITIONS

Rights – Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District
EDA	Economic Development Authority
HSD	High School District
IDA	Industrial Development Authority/Agency
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity
REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

Notes to Portfolio of Investments | 28

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

SPECIFIC NOTES

(a)Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

(b)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(d)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(e)Security deemed illiquid by the USAA Asset Management Company, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 28, 2018, was $139,000, which represented less than 0.1% of the Fund's net assets.

(f)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(g)Up to 6.05% of the coupon may be PIK.

(h)At February 28, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(i)Non-income-producing security.

29 | USAA Growth And Tax Strategy Fund

(j)The security, or a portion thereof, is segregated to cover the value of open futures contracts at February 28, 2018.

(k)Northern Trust Corp. is the parent of Northern Trust Investments, Inc., which is the subadviser of the Fund.

(l)Security was fair valued at February 28, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by the Trust's Board of Trustees. The total value of all such securities was less than $500, which represented less than 0.1% of the Fund's net assets.

(m)Security was fair valued at Level 3.

(n)Rate represents the money market fund annualized seven-day yield at February 28, 2018.

(o)Rate represents an annualized yield at time of purchase, not coupon rate.

(p)Securities with a value of $199,000 are segregated as collateral for initial margin requirements on open futures contracts.

Notes to Portfolio of Investments | 30

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA EMERGING MARKETS FUND

FEBRUARY 28, 2018

(Form N-Q)

48477 -0418	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Emerging Markets Fund

February 28, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (96.8%)

COMMON STOCKS (94.5%)

Consumer Discretionary (15.4%)

Advertising (0.6%)

36,276	Innocean Worldwide, Inc.(a)	$2,155
750,765	ITE Group plc(a)	1,718
30,511	Nasmedia Co. Ltd.(a)	2,267
		6,140

Apparel, Accessories & Luxury Goods (1.3%)

148,481	Ashapura Intimates Fashion Ltd.(a)	1,071
26,624,000	Bosideng International Holdings Ltd.(a)	2,267
1,555,500	JNBY Design Ltd.(a),(b),(c)	3,047
2,828,000	Nameson Holdings Ltd.(a)	1,022
660,600	Samsonite International S.A.(a)	2,866
333,000	Shenzhou International Group Holdings Ltd.(a)	3,272
		13,545

Auto Parts & Equipment (2.8%)

395,000	Global PMX Co. Ltd.(a)	2,226
246,958	Hota Industrial Manufacturing Co. Ltd.(a)	1,080
45,790	Hyundai Mobis Co. Ltd.(a)	9,590
9,489	Mando Corp.(a)	2,259
1,746,000	Minth Group Ltd.(a)	10,250
1,070,000	Nexteer Automotive Group Ltd.(a),(d)	2,352
223,241	Sundram Fasteners Ltd.(a)	1,903
		29,660

Automobile Manufacturers (1.5%)

3,307,309	Brilliance China Automotive Holdings Ltd.(a)	8,861
2,712,000	Dongfeng Motor Group Co. Ltd. "H"(a)	3,413
72,060	Kia Motors Corp.(a)	2,279
218,479	Tofas Turk Otomobil Fabrikasi A/S(a)	1,742
		16,295

Automotive Retail (1.8%)

1,685,100	BerMaz Motor Sdn Berhad(a),(d)	916
2,328,000	China ZhengTong Auto Services Holdings Ltd.(a),(c)	2,091
2,450,400	Petrobras Distribuidora S.A.	16,671
		19,678

Casinos & Gaming (0.1%)

708,900 Genting Berhad(a)	1,596

Consumer Electronics (0.1%)

904,000 Q Technology Group Co. Ltd.(a),(c)	1,276

1| USAA Emerging Markets Fund

		Market
Number		Value
of Shares	Security	(000)

Department Stores (0.4%)

2,339,500	Lifestyle China Group Ltd.(a),(d)	$660
1,605,500	Lifestyle International Holdings Ltd.(a)	2,354
87,000	Poya International Co. Ltd.(a)	1,116
		4,130

Distributors (0.2%)

112,011 Imperial Holdings Ltd.(a)	2,367

Education Services (2.1%)

4,014,000	China Yuhua Education Corp. Ltd.(a),(e)	2,241
438,400	Estacio Participacoes S.A.	4,577
374,100	Kroton Educacional S.A.	1,786
116,394	New Oriental Education & Technology Group, Inc. ADR	10,637
310,800	Ser Educacional S.A.	2,967
		22,208

Footwear (0.1%)

332,000 Yue Yuen Industrial Holdings Ltd.(a)	1,414

Home Furnishings (0.3%)

13,729	Hanssem Co. Ltd.(a)	1,888
107,000	Nien Made Enterprise Co. Ltd.(a)	1,037
		2,925

Home Improvement Retail (0.1%)

12,380,400 Ace Hardware Indonesia Tbk PT(a)	1,198

Homebuilding (0.1%)

1,496,390 Urbi Desarrollos Urbanos S.A.B. de C.V.(d),(e)	544

Hotels, Resorts & Cruise Lines (0.3%)

186,500 CVC Brasil Operadora e Agencia de Viagens S.A.	3,225

Household Appliances (1.6%)

570,000	Basso Industry Corp.(a)	1,187
2,562,500	Techtronic Industries Co. Ltd.(a)	15,885
		17,072

Motorcycle Manufacturers (0.5%)

110,649 Bajaj Auto Ltd.(a)	5,098

Restaurants (0.9%)

803,405	Alsea S.A.B. de C.V.	2,742
1,152,400	International Meal Co. Alimentacao S.A. "A"(d)	3,106
6,366,300	Shakey's Pizza Asia Ventures, Inc.(a)	1,871
1,274,000	Xiabuxiabu Catering Management China Holdings Co. Ltd.(a)	2,370
		10,089

Specialty Stores (0.1%)

341,000 Luk Fook Holdings International Ltd.(a)	1,171

Textiles (0.5%)

2,674,000	Best Pacific International Holdings Ltd.(a),(c)	1,432
219,000	Eclat Textile Co. Ltd.(a)	2,312
217,090	Himatsingka Seide Ltd.(a)	1,165
1,769,000	Weiqiao Textile Co. "H"(a)	951
		5,860
	Total Consumer Discretionary	165,491

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

Consumer Staples (3.7%)

Brewers (0.5%)

835,700 Ambev S.A. ADR$ 5,641

Food Retail (1.1%)

324,276 X5 Retail Group N.V. GDR(a),(d)	11,576

Household Products (0.4%)

2,110,400 Kimberly-Clark de Mexico S.A.B. de C.V. "A"	3,836

Hypermarkets & Super Centers (0.4%)

218,225 Cia Brasileira de Distribuicao Preference Shares	4,603

Packaged Foods & Meats (0.7%)

71,036	Adecoagro S.A.(d)	639
19,121	Binggrae Co. Ltd.(a),(d)	1,096
308,360	Manpasand Beverages Ltd.(a)	1,778
1,210,136	Marfrig Global Foods S.A.(d)	2,225
867,000	Yihai International Holding Ltd.(a)	1,154
		6,892

Soft Drinks (0.1%)

1,005 Lotte Chilsung Beverage Co. Ltd.(a),(d)	1,442

Tobacco (0.5%)

57,956 KT&G Corp.(a)	5,332
Total Consumer Staples	39,322

Energy (5.6%)

Coal & Consumable Fuels (0.6%)

2,391,500 China Shenhua Energy Co. Ltd. "H"(a)	6,736

Integrated Oil & Gas (3.5%)

579,290	Gazprom PJSC ADR(a)	2,865
579,622	Gazprom PJSC ADR	2,875
69,954	Gazprom PJSC(d),(f)	176
165,775	LUKOIL PJSC ADR	11,007
429,100	Petroleo Brasileiro S.A.(d)	2,836
753,926	YPF S.A. ADR	17,423
		37,182

Oil & Gas Exploration & Production (0.4%)

2,715,000 CNOOC Ltd.(a)	3,868

Oil & Gas Refining & Marketing (1.1%)

845,974 Reliance Industries Ltd.(a)	12,283
Total Energy	60,069

Financials (23.3%)

Asset Management & Custody Banks (0.2%)

597,393 Edelweiss Financial Services Ltd.(a)	2,426

Consumer Finance (0.5%)

124,450	AEON Credit Service M Berhad(a)	421
2,366,400	Muangthai Leasing PCL NVDR(a)	3,243

3| USAA Emerging Markets Fund

		Market
Number		Value
of Shares	Security	(000)

658,224	Unifin Financiera S.A.B. de C.V. SOFOM, E.N.R.(c)	$2,330
		5,994

Diversified Banks (19.7%)

16,713,000	Agricultural Bank of China Ltd. "H"(a)	9,171
559,360	Akbank T.A.S.(a)	1,553
302,763	Axis Bank Ltd. GDR(a)	12,067
227,000	Banco Bradesco S.A.	2,710
673,723	Banco del Bajio S.A.(d),(e)	1,471
783,895	Banco do Brasil S.A.	10,092
53,137	Banco Latinoamericano de Comercio Exterior S.A.	1,480
148,276	Bancolombia S.A. ADR	6,254
415,300	Bangkok Bank PCL NVDR(a)	2,781
13,890,590	Bank Mandiri (Persero) Tbk PT(a)	8,356
78,022,700	Bank Rakyat Indonesia (Persero) Tbk PT(a)	21,352
175,854	Barclays Africa Group Ltd.(a)	2,932
14,903,000	China Construction Bank Corp. "H"(a)	15,327
743,714	Commercial International Bank Egypt SAE GDR(a)	3,372
255,570	Grupo Aval Acciones y Valores S.A. ADR(c)	2,193
390,965	Grupo Aval Acciones y Valores S.A. Preference Shares	169
1,665,990	ICICI Bank Ltd. ADR	15,827
6,061,100	Jasmine Broadband Internet Infrastructure Fund(f)	2,333
910,860	Metropolitan Bank & Trust Co.(a)	1,708
137,191	OTP Bank plc(a)	6,105
248,434	RBL Bank Ltd.(a)	1,860
9,253,570	Sberbank of Russia PJSC(f)	44,582
158,914	Shinhan Financial Group Co. Ltd.(a)	6,894
345,600	Siam Commercial Bank PCL(f)	1,634
423,927	Standard Bank Group Ltd.(a)	7,792
158,064	TBC Bank Group plc(a)	3,406
4,209,648	Turkiye Garanti Bankasi A/S(a)	12,896
2,058,239	Turkiye Is Bankasi A/S(a)	4,076
606,293	Turkiye Vakiflar Bankasi TAO(a)	1,162
		211,555

Financial Exchanges & Data (0.1%)

341,100 Bursa Malaysia Berhad(a)	980

Investment Banking & Brokerage (0.2%)

914,085 JM Financial Ltd.(a)	2,054

Life & Health Insurance (1.8%)

326,752	Hanwha Life Insurance Co. Ltd.(a)	2,011
1,621,000	Ping An Insurance (Group) Co. of China Ltd. "H"(a)	17,066
		19,077

Multi-Sector Holdings (0.2%)

3,554,000 First Pacific Co. Ltd.(a)	2,215

Regional Banks (0.2%)

6,953,500 Bank Tabungan Negara Persero Tbk PT(a)	1,884

Reinsurance (0.1%)

69,198 Korean Reinsurance Co.(a)	759

Specialized Finance (0.3%)

929,000 Chailease Holding Co. Ltd.(a)	3,069
Total Financials	250,013

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

Health Care (2.3%)

Biotechnology (0.7%)

234,013	Biocon Ltd.(a)	$2,237
5,449	Hugel, Inc.(a),(d)	2,794
285,167	ISU Abxis Co. Ltd.(a),(d)	3,221
		8,252

Health Care Services (0.2%)

2,219,500 Universal Medical Financial & Technical Advisory Services Co. Ltd.(a),(c),(e)	1,812

Pharmaceuticals (1.4%)

1,673,000	China Animal Healthcare Ltd.(d),(f),(g),(h)	111
6,448,000	China Medical System Holdings Ltd.(a)	12,849
1,726,000	Consun Pharmaceutical Group Ltd.(a)	1,790
		14,750
	Total Health Care	24,814

Industrials (8.3%)

Aerospace & Defense (0.8%)

193,952	Embraer S.A. ADR	5,183
63,006	Korea Aerospace Industries Ltd.(a),(d)	2,911
		8,094

Air Freight & Logistics (1.4%)

3,837,000	Sinotrans, Ltd. "H"(a)	2,112
795,100	ZTO Express (Cayman), Inc. ADR(c),(d)	12,618
		14,730

Building Products (0.3%)

250,794	Asian Granito India Ltd.(a)	1,865
143,247	Rushil Decor Ltd.(a)	1,924
		3,789

Coal & Consumable Fuels (0.2%)

714,400 United Tractors Tbk PT(a)	1,843

Construction & Engineering (1.9%)

11,394,538	China State Construction International Holdings Ltd.(a)	15,402
693,553	Gayatri Highways Ltd.(d),(f)	78
807,915	Gayatri Projects Ltd.(a),(d)	2,584
430,082	KEC International Ltd.(a)	2,720
		20,784

Construction Machinery & Heavy Trucks (0.3%)

30,068	China Yuchai International Ltd.	674
69,840	Doosan Bobcat, Inc.(a)	2,181
		2,855

Diversified Support Services (0.2%)

2,188,200 JMT Network Services PCL NVDR(a),(c)	2,328

Electrical Components & Equipment (0.2%)

4,916,000	Ten Pao Group Holdings Ltd.(a)	892
112,921	Vitzrocell Co. Ltd.(d),(f),(g),(h)	1,058
		1,950

5| USAA Emerging Markets Fund

		Market
Number		Value
of Shares	Security	(000)

Highways & Railtracks (0.4%)

1,211,400 CCR S.A.$ 4,738

Industrial Conglomerates (0.8%)

116,955	Bidvest Group Ltd(a)	2,208
281,480	KOC Holding A/S ADR	6,674
		8,882

Industrial Machinery (0.4%)

292,940	Hiwin Technologies Corp.(a)	3,685
198,000	Sinmag Equipment Corp.(a)	1,074
		4,759

Security & Alarm Services (0.2%)

19,490 S-1 Corp.(a)	1,712

Trading Companies & Distributors (0.4%)

3,831,300	AKR Corporindo Tbk PT(a)	1,693
176,201	Barloworld Ltd.(a)	2,638
		4,331

Trucking (0.8%)

1,064,097 Localiza Rent a Car S.A.	8,501
Total Industrials	89,296

Information Technology (23.7%)

Communications Equipment (0.2%)

498,522 Sterlite Technologies Ltd.(a)	2,692

Data Processing & Outsourced Services (0.8%)

1,016,020	Cielo S.A. ADR	7,620
2,094,700	My EG Services Berhad(a)	1,425
		9,045

Electronic Components (1.2%)

58,406	Largan Precision Co. Ltd.(a)	7,176
749,000	Sinbon Electronics Co. Ltd.(a)	2,028
879,000	Taiwan Union Technology Corp.(a)	2,771
4,440,000	Tongda Group Holdings Ltd.(a),(c)	1,065
111,000	Tongda Hong Tai Holdings Ltd.(d),(f),(h)	—
		13,040

Electronic Equipment & Instruments (0.1%)

1,046,000 China Railway Signal & Communication Corp. Ltd. "H"(a),(e)	816

Electronic Manufacturing Services (0.6%)

645,205	Hon Hai Precision Industry Co. Ltd. GDR(a)	3,829
2,907,100	VS Industry Berhad(a)	2,187
		6,016

Home Entertainment Software (2.0%)

4,235,000	Kingsoft Corp. Ltd.(a)	13,928
21,873	NCSoft Corp.(a)	7,482
		21,410

Internet Software & Services (7.2%)

127,440 Alibaba Group Holding Ltd. ADR(d)	23,722

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)

109,461	Baidu, Inc. ADR(d)	$27,621
393,050	Mail.Ru Group Ltd. GDR(a),(d)	14,018
40,505	NetEase, Inc. ADR	11,882
		77,243

IT Consulting & Other Services (2.0%)

4,430,000	Chinasoft International Ltd.(a),(d)	3,226
372,205	HCL Technologies Ltd.(a)	5,339
131,740	Infosys Ltd.(a)	2,352
185,581	Tata Consultancy Services Ltd.(a)	8,564
203,813	Tech Mahindra Ltd.(a)	1,908
		21,389

Semiconductor Equipment (0.7%)

87,355	Jusung Engineering Co. Ltd.(a)	930
44,905	Koh Young Technology, Inc.(a)	3,781
718,000	SDI Corp.(a)	1,853
31,257	WONIK IPS Co. Ltd.(a)	1,018
		7,582

Semiconductors (4.7%)

2,228,000	King Yuan Electronics Co. Ltd.(a)	2,379
665,000	MediaTek, Inc.(a)	6,708
355,000	Rafael Microelectronics, Inc.(a)	2,132
462,000	RichWave Technology Corp.(a)	1,307
97,000	Silergy Corp.(a)	2,141
182,095	Silicon Motion Technology Corp. ADR(c)	8,535
173,016	SK Hynix, Inc.(a)	12,232
360,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	15,606
		51,040

Systems Software (0.4%)

66,477	Douzone Bizon Co. Ltd.(a)	3,400
65,897	I Controls, Inc.(a)	813
		4,213

Technology Distributors (0.1%)

278,215 DataTec Ltd.(a)	592

Technology Hardware, Storage, & Peripherals (3.7%)

250,000	Asustek Computer, Inc.(a)	2,361
598,000	Catcher Technology Co. Ltd.(a)	7,128
13,879	Samsung Electronics Co. Ltd.(a)	30,080
		39,569
	Total Information Technology	254,647

Materials (4.1%)

Commodity Chemicals (0.4%)

792,228	Bodal Chemicals Ltd.(a)	1,637
1,141,652	Petkim Petrokimya Holding A/S(a)	2,410
		4,047

Construction Materials (1.8%)

2,864,500	Anhui Conch Cement Co. Ltd. "H"(a)	15,205
542,782	Cemex S.A.B. de C.V. ADR(d)	3,555
		18,760

Diversified Metals & Mining (1.3%)

724,324 First Quantum Minerals Ltd.(c)	11,803

7| USAA Emerging Markets Fund

		Market
Number		Value
of Shares	Security	(000)

756,100	Grupo Mexico S.A.B. de C.V. "B"	$2,561
		14,364

Forest Products (0.2%)

509,253 Century Plyboards India Ltd.(a)	2,561

Metal & Glass Containers (0.1%)

220,880 Vitro S.A.B. de C.V. "A"	791

Specialty Chemicals (0.2%)

111,561 Aarti Industries(a)	1,984

Steel (0.1%)

4,315 POSCO(a)	1,433
Total Materials	43,940

Real Estate (1.2%)

Real Estate Development (0.1%)

15,342,000 Megaworld Corp.(a)	1,428

REITs - Diversified (0.2%)

1,685,434 Fibra Uno Administracion S.A. de C.V.	2,377

REITs - Industrial (0.6%)

2,806,815	Macquarie Mexico Real Estate Management S.A. de C.V.(d)	2,978
2,171,105	PLA Administradora Industrial S de RL de C.V.(d)	3,226
		6,204

REITs - Residential (0.3%)

4,836,847 Emlak Konut Gayrimenkul Yatirim Ortakligi A/S(a),(d)	3,340
Total Real Estate	13,349

Telecommunication Services (5.0%)

Alternative Carriers (0.2%)

823,400 TIME dotCom Berhad(a)	1,754

Integrated Telecommunication Services (1.1%)

102,347	Hellenic Telecommunications Organization S.A.(a)	1,448
2,168,500	HKBN Ltd.(a)	2,468
863,981	Magyar Telekom Telecommunications plc(a)	1,526
109,063	O2 Czech Republic A/S(a)	1,420
192,100	Telekomunikasi Indonesia (Persero) Tbk PT ADR	5,577
		12,439

Wireless Telecommunication Services (3.7%)

224,336	America Movil S.A.B. de C.V. ADR "L"	4,119
483,100	China Mobile Ltd.(a)	4,494
171,665	China Mobile Ltd. ADR	7,981
103,364	Empresa Nacional de Telecomunicaciones S.A.	1,204
306,969	Megafon PJSC(d),(f)	3,018
567,100	Mobile TeleSystems PJSC ADR	6,782
504,193	Mobile TeleSystems PJSC(f)	2,765
64,880	PLDT, Inc. ADR	1,875
172,956	Sistema PJSC FC GDR	747
426,900	Turkcell Iletisim Hizmetleri A/S ADR(c)	4,226
12,634,962	XL Axiata Tbk PT(a),(d)	2,703
		39,914
	Total Telecommunication Services	54,107

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)

Utilities (1.9%)

Electric Utilities (0.5%)

22,651	Cia Paranaense de Energia ADR(c)	$178
46,400	Cia Paranaense de Energia	327
23,236,212	Enel Chile S.A.	2,873
175,889	Reliance Infrastructure Ltd.(a)	1,214
59,304	Reliance Infrastructure Ltd. GDR	1,244
		5,836

Gas Utilities (0.8%)

2,782,400 China Gas Holdings Ltd.(a)	8,609

Renewable Electricity (0.1%)

202,200 AES Tiete Energia S.A.	707

Water Utilities (0.5%)

7,926,000 Beijing Enterprises Water Group Ltd.(a),(d)	5,119
Total Utilities	20,271
Total Common Stocks (cost: $759,448)	1,015,319

PREFERRED STOCKS (2.3%)

Consumer Discretionary (0.3%)

Automobile Manufacturers (0.3%)

33,855 Hyundai Motor Co. (a)	2,798

Energy (1.8%)

Integrated Oil & Gas (1.8%)

1,294,533	Petroleo Brasileiro S.A.(d)	16,945
4,440,849	SurgutnefteGas Preference (d),(f)	2,338
	Total Energy	19,283

Telecommunication Services (0.1%)

Integrated Telecommunication Services (0.1%)

94,263 Telefonica Brasil S.A.	1,477

Utilities (0.1%)

Electric Utilities (0.1%)

200,800 Cia Paranaense de Energia	1,568
Total Preferred Stocks (cost: $20,475)	25,126

RIGHTS (0.0%)

Utilities (0.0%)

Electric Utilities (0.0%)

4,733,216 Enel Chile S.A. (d) (cost: $0)	—
Total Equity Securities (cost: $779,923)	1,040,445

9| USAA Emerging Markets Fund

		Market
Number		Value
of Shares	Security	(000)

MONEY MARKET INSTRUMENTS (3.2%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.2%)

34,724,521 State Street Institutional Treasury Money Market Fund Premier Class, 1.33%(i)
(cost: $34,725)	$34,725

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.3%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.3%)

94,206 Federated Government Obligations Fund Institutional Class, 1.24%(i)				94
187,615 Fidelity Government Fund Institutional Class, 1.26%(i)				188
10,474,504 Invesco Government & Agency Portfolio Institutional Class, 1.30%(i)				10,474
712,982 Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
Class, 1.26%(i)				713
2,863,577 Western Asset Institutional Government Reserve Institutional Class, 1.29%(i)				2,864
Total Short-Term Investments Purchased with Cash Collateral from Securities
Loaned (cost: $14,333)				14,333
Total Investments (cost: $828,981)				$1,089,503
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 338,371	$ 675,779	$ 1,169	$ 1,015,319
Preferred Stocks	19,990	5,136	—	25,126
Rights	—	—	—	—
Money Market Instruments:
Government & U.S. Treasury Money Market	34,725	—	—	34,725
Funds
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market	14,333	—	—	14,333
Funds
Total	$407,419	$680,915	$1,169	$1,089,503

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS
Common
($ in 000s)	Stocks

Balance as of May 31, 2017	$ 2,570
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	(1,267)
Net realized gain (loss) on investments	–
Change in net unrealized appreciation/(depreciation) of investments	(134)
Balance as of February 28, 2018	$ 1,169

Portfolio of Investments | 10

FAIR VALUE LEVEL TRANSFERS

For the period of June 1, 2017, through February 28, 2018, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

	Transfers	Transfers	Transfers
	into	into	into
	(out of)	(out of)	(out of)
Assets ($ in 000s)	Level 1	Level 2	Level 3
Common Stocks(I)(II)(III)	$(425,406)	$426,673	$(1,267)
Preferred Stocks(I)	(3,205)	3,205	–
Total	$(428,611)	$429,878	$(1,267)

(I)Transferred from Level 1 to Level 2 due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

(II)Transferred from Level 3 to Level 2 due to the availability of significant observable valuation inputs once the securities began actively trading.

(III)Transferred from Level 1 to Level 2 due to valuation using alternative exchange price.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS*

	Fair Value at		Significant
	February 28, 2018	Valuation	Unobservable
Assets	($ in 000's)	Technique(s)	Input(s)	Range/Value

Equity Securities:
Common Stocks	$1,169	Discounted Transaction	Discount for lack	30%-90%
		Price	of marketability(a)

(a)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

* Quantitative Information table includes certain Level 3 securities using valuation models.

An increase in the discount for the lack of marketability will decrease the value of the security.

11 | USAA Emerging Markets Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Emerging Markets Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Emerging Markets Fund Shares (Fund Shares), Emerging Markets Fund Institutional Shares (Institutional Shares), and Emerging Markets Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional

Notes to Portfolio of Investments | 12

information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

13 | USAA Emerging Markets Fund

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's Net Asset Value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Notes to Portfolio of Investments | 14

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by discounted last trade price. However, these securities are included in the Level 3 category due to limited market transparency, and/or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At February 28, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$14,091,000	$1,508,000	$14,333,000

15 | USAA Emerging Markets Fund

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,074,533,000 at February 28, 2018, and, in total, may not equal 100%. Investments in foreign securities were 96.2% of net assets at February 28, 2018.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

CATEGORIES AND DEFINITIONS

Rights – Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR	Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
NVDR	Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.

Notes to Portfolio of Investments | 16

REITs Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)Securities with a value of $623,991,000, which represented 58.0% of the Fund's net assets, were classified as Level 2 at February 28, 2018, due to the prices being adjusted to take into account significant market movements following the close of local trading.

(b)Restricted security that is not registered under the Securities Act of 1933.

(c)The security, or a portion thereof, was out on loan as of February 28, 2018.

(d)Non-income-producing security.

(e)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(f)Security was fair valued at February 28, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by the Trust's Board of Trustees. The total value of all such securities was $58,093,000, which represented 5.4% of the Fund's net assets.

(g)Security deemed illiquid by the USAA Asset Management Company, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 28, 2018, was $1,169,000, which represented 0.1% of the Fund's net assets.

(h)Security was fair valued at Level 3.

(i)Rate represents the money market fund annualized seven-day yield at February 28, 2018.

17 | USAA Emerging Markets Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA CORNERSTONE AGGRESSIVE FUND

FEBRUARY 28, 2018

(Form N-Q)

97462 -0418	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Aggressive Fund

February 28, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

U.S. EQUITY SECURITIES (34.5%)

COMMON STOCKS (29.6%)

Consumer Discretionary (3.9%)

Apparel Retail (0.2%)

2,850	Buckle, Inc	$60
1,840	Foot Locker, Inc.	85
15,300	Gap, Inc.	483
		628

Apparel, Accessories & Luxury Goods (0.3%)

8,530	Michael Kors Holdings Ltd.(a)	537
1,280	Oxford Industries, Inc.	102
7,330	VF Corp.	547
		1,186

Auto Parts & Equipment (0.2%)

3,620	Aptiv plc	331
790	Cooper-Standard Holdings, Inc.(a)	96
1,770	Tenneco, Inc.	93
		520

Automobile Manufacturers (0.1%)

30,010 Ford Motor Co.	318

Automotive Retail (0.2%)

940	Asbury Automotive Group, Inc.(a)	62
8,560	AutoNation, Inc.(a)	430
870	Group 1 Automotive, Inc.	60
		552

Broadcasting (0.2%)

17,530	Discovery Communications, Inc. "A"(a)	403
11,090	Entravision Communications Corp. "A"	71
5,140	Gray Television, Inc.(a)	71
6,220	TEGNA, Inc.	80
		625

Cable & Satellite (0.2%)

19,170 Comcast Corp.	694

Computer & Electronics Retail (0.2%)

6,480	Best Buy Co., Inc.	469
4,110	GameStop Corp. "A"	65
		534

1| USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

Department Stores (0.3%)

8,880	Kohl's Corp.	$587
17,260	Macy's, Inc.	508
		1,095

Education Services (0.1%)

1,400	Capella Education Co.	109
1,380	Grand Canyon Education, Inc.(a)	135
		244

General Merchandise Stores (0.2%)

1,290	Big Lots, Inc.	72
6,600	Target Corp.	498
		570

Home Furnishings (0.1%)

3,930	Ethan Allen Interiors, Inc.	93
3,540	La-Z-Boy, Inc.	109
		202

Home Improvement Retail (0.3%)

4,610	Home Depot, Inc.	840
3,040	Lowe's Cos., Inc.	273
		1,113

Homefurnishing Retail (0.0%)

1,470 Williams-Sonoma, Inc.	76

Hotels, Resorts & Cruise Lines (0.5%)

4,780	Carnival Corp.	320
4,940	Hilton Worldwide Holdings, Inc.	399
2,260	Marriott International, Inc. "A"	319
2,240	Royal Caribbean Cruises Ltd.	284
2,610	Wyndham Worldwide Corp.	302
		1,624

Internet & Direct Marketing Retail (0.4%)

580	Amazon.com, Inc.(a)	877
180	Booking Holdings, Inc.(a)	366
		1,243

Leisure Products (0.0%)

2,000 Sturm Ruger & Co., Inc.	86

Movies & Entertainment (0.1%)

3,740 Walt Disney Co.	386

Publishing (0.0%)

1,520 Meredith Corp.	87

Restaurants (0.3%)

5,690	Bloomin' Brands, Inc.	131
2,620	Cheesecake Factory, Inc	122
8,880	Del Taco Restaurants, Inc.(a)	112
3,060	McDonald's Corp.	483
4,560	Sonic Corp.	114
		962

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

Specialty Stores (0.0%)

2,450	Hibbett Sports, Inc.(a)	$63
1,440	Signet Jewelers Ltd.	72
		135

Tires & Rubber (0.0%)

2,840 Cooper Tire & Rubber Co.	89
Total Consumer Discretionary	12,969

Consumer Staples (2.3%)

Agricultural Products (0.2%)

8,830	Archer-Daniels-Midland Co.	366
3,060	Ingredion, Inc.	400
		766

Brewers (0.1%)

5,290 Molson Coors Brewing Co.	403

Distillers & Vintners (0.2%)

5,480	Brown-Forman Corp. "B"	383
1,190	Constellation Brands, Inc. "A"	256
		639

Drug Retail (0.2%)

5,330	CVS Health Corp.	361
5,530	Walgreens Boots Alliance, Inc.	381
		742

Food Distributors (0.1%)

6,860 Sysco Corp.	409

Food Retail (0.1%)

4,780 Ingles Markets, Inc.	154

Household Products (0.2%)

2,040	Kimberly-Clark Corp.	227
6,880	Procter & Gamble Co.	540
		767

Hypermarkets & Super Centers (0.2%)

1,210	Costco Wholesale Corp.	231
4,340	Walmart, Inc.	391
		622

Packaged Foods & Meats (0.4%)

5,990	Flowers Foods, Inc.	125
8,920	Hostess Brands, Inc.(a)	109
3,190	JM Smucker Co	403
910	Sanderson Farms, Inc.	112
8,230	Tyson Foods, Inc. "A"	612
		1,361

Personal Products (0.1%)

1,820	Estee Lauder Companies, Inc. "A"	252
1,040	Nu Skin Enterprises, Inc. "A"	73
750	USANA Health Sciences, Inc.(a)	57
		382

3| USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

Pharmaceuticals (0.1%)

3,170 Prestige Brands Holdings, Inc.(a)$ 107

Soft Drinks (0.4%)

16,300	Coca-Cola Co.	705
4,220	Monster Beverage Corp.(a)	267
2,710	PepsiCo, Inc.	297
		1,269
	Total Consumer Staples	7,621

Energy (1.7%)

Coal & Consumable Fuels (0.1%)

1,240 Arch Coal, Inc.	119

Integrated Oil & Gas (0.2%)

4,130	Chevron Corp.	462
3,960	Occidental Petroleum Corp.	260
		722

Oil & Gas Exploration & Production (0.4%)

4,250	ConocoPhillips	231
13,830	Devon Energy Corp.	424
16,120	Halcon Resources Corp.(a)	98
13,500	Laredo Petroleum, Inc.(a)	113
16,260	Newfield Exploration Co.(a)	379
6,890	SandRidge Energy, Inc.(a)	97
		1,342

Oil & Gas Refining & Marketing (1.0%)

6,400	Andeavor	574
12,450	HollyFrontier Corp.	533
10,420	Marathon Petroleum Corp.	667
6,090	Par Pacific Holdings, Inc.(a)	104
4,110	PBF Energy, Inc. "A"	120
6,300	Phillips 66	569
1,310	REX American Resources Corp.(a)	106
7,770	Valero Energy Corp.	703
		3,376
	Total Energy	5,559

Financials (4.6%)

Asset Management & Custody Banks (0.8%)

1,530	Affiliated Managers Group, Inc.	290
3,560	Ameriprise Financial, Inc.	557
540	BlackRock, Inc.	297
7,470	Eaton Vance Corp.	395
4,980	SEI Investments Co.	363
2,150	State Street Corp.	228
3,500	T. Rowe Price Group, Inc.	392
7,210	Waddell & Reed Financial, Inc. "A"	144
		2,666

Consumer Finance (0.8%)

17,470	Ally Financial, Inc.	487
4,760	American Express Co.	464
3,580	Capital One Financial Corp.	351
470	Credit Acceptance Corp.(a)	148
5,510	Discover Financial Services	434
3,510	Encore Capital Group, Inc.(a)	150

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

2,800	Nelnet, Inc. "A"	$155
8,784	Synchrony Financial	320
1,290	World Acceptance Corp.(a)	139
		2,648

Diversified Banks (0.6%)

8,980	Citigroup, Inc.	678
8,680	J.P.Morgan Chase & Co.	1,003
7,100	U.S. Bancorp	386
		2,067

Financial Exchanges & Data (0.4%)

1,930	Cboe Global Markets, Inc.	216
1,370	CME Group, Inc.	228
1,400	Moody's Corp.	234
2,610	MSCI, Inc.	369
2,180	S&P Global, Inc.	418
		1,465

Investment Banking & Brokerage (0.1%)

4,330	E*TRADE Financial Corp.(a)	226
4,090	TD Ameritrade Holding Corp.	235
		461

Life & Health Insurance (0.2%)

6,140	AFLAC, Inc.	546
1,390	Primerica, Inc.	135
		681

Property & Casualty Insurance (0.3%)

3,020	Employers Holdings, Inc.	118
7,540	FNF Group	301
3,090	James River Group Holdings Ltd.	101
6,900	Progressive Corp.	397
4,220	Universal Insurance Holdings, Inc.	124
		1,041

Regional Banks (0.9%)

1,520	Bank of Hawaii Corp.	125
3,220	BankUnited, Inc.	130
14,150	Citizens Financial Group, Inc.	615
1,340	Cullen/Frost Bankers, Inc.	139
4,880	East West Bancorp, Inc.	320
17,940	Fifth Third Bancorp	593
4,130	First Financial Bancorp	112
2,850	Great Western Bancorp, Inc.	117
1,370	M&T Bank Corp.	260
17,070	Regions Financial Corp.	331
5,750	TCF Financial Corp.	128
		2,870

Reinsurance (0.2%)

3,940 Reinsurance Group of America, Inc.	606

Thrifts & Mortgage Finance (0.3%)

3,150	BofI Holding, Inc.(a)	117
2,740	Essent Group Ltd.(a)	123
1,400	Federal Agricultural Mortgage Corp. "C"	106
1,050	Meta Financial Group, Inc.	113
6,670	Nationstar Mortgage Holdings, Inc.(a)	114
5,530	NMI Holdings, Inc. "A"(a)	110

5| USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

2,330	Walker & Dunlop, Inc.	$113
3,480	Washington Federal, Inc.	121
		917
	Total Financials	15,422

Health Care (4.1%)

Biotechnology (1.1%)

3,400	AbbVie, Inc.	394
1,630	Alnylam Pharmaceuticals, Inc.(a)	196
3,050	Amgen, Inc.	561
2,310	Biogen, Inc.(a)	668
2,770	Celgene Corp.(a)	241
4,660	Concert Pharmaceuticals, Inc.(a)	102
1,580	Eagle Pharmaceuticals, Inc.(a)	89
2,170	Emergent BioSolutions, Inc.(a)	108
4,970	Exelixis, Inc.(a)	128
6,230	Gilead Sciences, Inc.	490
11,160	MiMedx Group, Inc.(a)	79
3,450	Myriad Genetics, Inc.(a)	112
3,800	United Therapeutics Corp.(a)	440
		3,608

Health Care Distributors (0.4%)

3,130	AmerisourceBergen Corp.	298
6,480	Cardinal Health, Inc.	448
3,120	McKesson Corp.	466
3,110	Patterson Companies, Inc.	98
		1,310

Health Care Equipment (0.3%)

6,420	Abbott Laboratories	387
1,350	Hill-Rom Holdings, Inc.	113
640	Intuitive Surgical, Inc.(a)	273
1,250	Masimo Corp.(a)	110
		883

Health Care Facilities (0.1%)

2,150	Encompass Health Corp.	114
5,560	Select Medical Holdings Corp.(a)	101
2,330	Universal Health Services, Inc. "B"	266
		481

Health Care Services (0.4%)

1,730	AMN Healthcare Services, Inc.(a)	96
420	Chemed Corp.	109
5,950	Express Scripts Holding Co.(a)	449
1,710	Laboratory Corp. of America Holdings(a)	296
1,930	MEDNAX, Inc.(a)	106
3,050	Quest Diagnostics, Inc.	314
		1,370

Health Care Supplies (0.1%)

1,290	Align Technology, Inc.(a)	339
5,990	Meridian Bioscience, Inc.	83
		422

Life Sciences Tools & Services (0.4%)

6,590	Agilent Technologies, Inc.	452
3,770	Bruker Corp.	115
2,090	Cambrex Corp.(a)	109

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)

390	Mettler-Toledo International, Inc.(a)	$240
1,510	Thermo Fisher Scientific, Inc.	315
1,070	Waters Corp.(a)	219
		1,450

Managed Health Care (0.7%)

1,740	Aetna, Inc.	308
2,570	Anthem, Inc.	605
2,220	Centene Corp.(a)	225
1,450	Cigna Corp.	284
3,160	UnitedHealth Group, Inc.	715
680	WellCare Health Plans, Inc.(a)	132
		2,269

Pharmaceuticals (0.6%)

6,990	Corcept Therapeutics, Inc.(a)	106
6,090	Lannett Co., Inc.(a)	97
8,860	Mylan N.V.(a)	357
19,130	Pfizer, Inc.	695
2,860	Phibro Animal Health Corp. "A"	110
2,860	Supernus Pharmaceuticals, Inc.(a)	111
6,130	Zoetis, Inc.	496
		1,972
	Total Health Care	13,765

Industrials (3.2%)

Aerospace & Defense (0.4%)

1,690	Boeing Co.	612
1,440	Huntington Ingalls Industries, Inc.	377
1,250	Lockheed Martin Corp.	441
		1,430

Agricultural & Farm Machinery (0.2%)

4,430	AGCO Corp.	295
1,480	Deere & Co.	238
		533

Airlines (0.1%)

5,350 Southwest Airlines Co.	310

Building Products (0.3%)

5,340	Fortune Brands Home & Security, Inc.	324
1,650	Masonite International Corp.(a)	101
6,320	NCI Building Systems, Inc.(a)	103
4,920	Owens Corning	400
3,570	USG Corp.(a)	119
		1,047

Construction & Engineering (0.1%)

1,670	EMCOR Group, Inc.	127
4,490	Primoris Services Corp.	112
		239

Construction Machinery & Heavy Trucks (0.5%)

3,360	Allison Transmission Holdings, Inc.	133
2,140	Caterpillar, Inc.	331
2,410	Cummins, Inc.	405
2,110	Greenbrier Cos., Inc.	110
4,440	Meritor, Inc.(a)	109
5,700	PACCAR, Inc.	408

7| USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

4,620	Wabash National Corp.	$101
		1,597

Electrical Components & Equipment (0.3%)

1,610	Acuity Brands, Inc.	230
5,060	Atkore International Group, Inc.(a)	110
4,490	Eaton Corp. plc	362
2,590	Generac Holdings, Inc.(a)	115
1,630	Regal Beloit Corp.	118
		935

Industrial Conglomerates (0.2%)

1,280	3M Co.	301
3,010	Honeywell International, Inc.	455
		756

Industrial Machinery (0.6%)

2,570	Hillenbrand, Inc.	113
2,710	IDEX Corp.	371
1,750	Illinois Tool Works, Inc.	283
3,400	Ingersoll-Rand plc	302
2,130	Snap-on, Inc.	339
3,060	Stanley Black & Decker, Inc.	487
2,700	Timken Co.	118
		2,013

Office Services & Supplies (0.1%)

9,550	ACCO Brands Corp.	121
3,680	Herman Miller, Inc.	132
10,970	Pitney Bowes, Inc.	136
		389

Research & Consulting Services (0.0%)

2,270 ICF International, Inc.(a)	129

Trading Companies & Distributors (0.2%)

1,650	GATX Corp.	114
2,930	H&E Equipment Services, Inc.	110
2,670	Rush Enterprises, Inc. "A"(a)	114
2,630	United Rentals, Inc.(a)	460
		798

Trucking (0.2%)

1,180	AMERCO	406
3,080	Avis Budget Group, Inc.(a)	139
3,090	Werner Enterprises, Inc.	115
		660
	Total Industrials	10,836

Information Technology (7.4%)

Application Software (0.2%)

1,670	Adobe Systems, Inc.(a)	349
1,480	Intuit, Inc.	247
3,920	Manhattan Associates, Inc.(a)	165
		761

Communications Equipment (0.5%)

3,100	Applied Optoelectronics, Inc.(a)	87
1,540	Arista Networks, Inc.(a)	415

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)

5,070	CIENA Corp.(a)	$117
1,540	F5 Networks, Inc.(a)	229
1,480	InterDigital, Inc.	106
16,610	Juniper Networks, Inc.	426
2,230	Motorola Solutions, Inc.	237
2,010	Plantronics, Inc.	109
		1,726

Data Processing & Outsourced Services (1.7%)

2,750	Alliance Data Systems Corp.	663
5,130	Broadridge Financial Solutions, Inc.	515
7,010	Convergys Corp.	163
3,260	CSG Systems International, Inc.	152
4,800	Fidelity National Information Services, Inc.	467
41,110	First Data Corp. "A"(a)	642
1,900	Fiserv, Inc.(a)	272
4,230	Mastercard, Inc. "A"	744
2,530	MAXIMUS, Inc.	170
4,600	PayPal Holdings, Inc.(a)	365
29,350	Sabre Corp.	674
5,960	Square, Inc. "A"(a)	274
2,800	Total System Services, Inc.	246
3,920	Visa, Inc. "A"	482
		5,829

Electronic Components (0.2%)

6,300 Amphenol Corp.	576

Electronic Equipment & Instruments (0.1%)

4,180 Cognex Corp.	224

Electronic Manufacturing Services (0.1%)

1,070 IPG Photonics Corp.(a)	263

Home Entertainment Software (0.1%)

2,400 Take-Two Interactive Software, Inc.(a)	268

Internet Software & Services (0.4%)

7,070	Akamai Technologies, Inc.(a)	477
880	Stamps.com, Inc.(a)	168
6,070	VeriSign, Inc.(a)	704
		1,349

IT Consulting & Other Services (1.2%)

7,570	Accenture plc "A"	1,219
4,660	Booz Allen Hamilton Holding Corp.	177
1,110	CACI International, Inc. "A"(a)	166
6,020	Cognizant Technology Solutions Corp. "A"	494
2,430	DXC Technology Co.	249
9,220	Hackett Group, Inc.	166
6,220	International Business Machines Corp.	969
7,760	Leidos Holdings, Inc.	491
2,290	Science Applications International Corp.	166
		4,097

Semiconductor Equipment (0.2%)

1,750	Advanced Energy Industries, Inc.(a)	116
10,630	Amkor Technology, Inc.(a)	107
2,060	Lam Research Corp.	395
5,220	Ultra Clean Holdings, Inc.(a)	101
		719

9| USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

Semiconductors (0.9%)

2,730	Cirrus Logic, Inc.(a)	$121
13,810	Intel Corp.	681
12,420	Micron Technology, Inc.(a)	606
1,730	NVIDIA Corp.	419
6,640	ON Semiconductor Corp.(a)	159
2,960	Skyworks Solutions, Inc.	323
6,350	Texas Instruments, Inc.	688
		2,997

Systems Software (0.9%)

13,540	CA, Inc.	475
10,700	Microsoft Corp.	1,003
13,040	Oracle Corp.	661
3,850	Red Hat, Inc.(a)	568
1,970	ServiceNow, Inc.(a)	317
		3,024

Technology Distributors (0.3%)

6,520	Arrow Electronics, Inc.(a)	532
1,380	ePlus, Inc.(a)	106
980	SYNNEX Corp.	121
1,210	Tech Data Corp.(a)	125
		884

Technology Hardware, Storage, & Peripherals (0.6%)

28,430	Hewlett Packard Enterprise Co.	528
23,080	HP, Inc.	540
4,870	Seagate Technology plc	260
5,860	Western Digital Corp.	510
		1,838
	Total Information Technology	24,555

Materials (1.0%)

Commodity Chemicals (0.3%)

2,420	Koppers Holdings, Inc.(a)	98
7,030	LyondellBasell Industries N.V. "A"	761
1,400	Trinseo S.A.	111
		970

Metal & Glass Containers (0.1%)

2,370	Berry Global Group, Inc.(a)	129
5,210	Owens-Illinois, Inc.(a)	112
3,710	Silgan Holdings, Inc.	106
		347

Paper Packaging (0.5%)

3,950	Avery Dennison Corp.	467
7,930	Graphic Packaging Holding Co.	122
8,480	International Paper Co.	505
6,860	WestRock Co.	451
		1,545

Paper Products (0.0%)

2,450 Schweitzer-Mauduit International, Inc.	96

Specialty Chemicals (0.0%)

1,530 Minerals Technologies, Inc.	105

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)

Steel (0.1%)

9,070	SunCoke Energy, Inc.(a)	$97
2,250	Worthington Industries, Inc.	99
		196
	Total Materials	3,259

Telecommunication Services (0.6%)

Alternative Carriers (0.1%)

3,670	Iridium Communications, Inc.(a)	43
8,830	Zayo Group Holdings, Inc.(a)	316
		359

Integrated Telecommunication Services (0.4%)

16,340	AT&T, Inc.	593
14,850	Verizon Communications, Inc.	709
		1,302

Wireless Telecommunication Services (0.1%)

1,530	Shenandoah Telecommunications Co.	50
44,790	Sprint Corp.(a)	233
		283
	Total Telecommunication Services	1,944

Utilities (0.8%)

Electric Utilities (0.6%)

5,480	American Electric Power Co., Inc.	359
10,820	Exelon Corp.	401
4,730	Hawaiian Electric Industries, Inc.	156
1,920	Idacorp, Inc.	156
2,530	NextEra Energy, Inc.	385
4,550	Pinnacle West Capital Corp.	350
13,970	Spark Energy, Inc. "A"	130
		1,937

Multi-Utilities (0.2%)

7,230	Public Service Enterprise Group, Inc.	350
3,320	Unitil Corp.	140
4,610	WEC Energy Group, Inc.	276
		766
	Total Utilities	2,703
	Total Common Stocks (cost: $91,499)	98,633

EXCHANGE-TRADED FUNDS (4.5%)

9,700	Consumer Discretionary Select Sector SPDR Fund	1,010
17,000	Consumer Staples Select Sector SPDR Fund	908
11,500	Health Care Select Sector SPDR Fund	968
12,700	Industrial Select Sector SPDR Fund	973
45,300	Vanguard S&P 500 ETF	11,295
	Total Exchange-Traded Funds (cost: $13,455)	15,154

PREFERRED STOCKS (0.4%)

Consumer Staples (0.1%)

Agricultural Products (0.1%)

8,000	CHS, Inc., Series B, cumulative redeemable, 7.88% (b),(c)	233
2,000	Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (b),(d)	198
	Total Consumer Staples	431

11 | USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

Energy (0.1%)

Oil & Gas Exploration & Production (0.1%)

300 Chesapeake Energy Corp., 5.75%(b),(d)$ 177

Financials (0.2%)

Life & Health Insurance (0.1%)

12,000 Delphi Financial Group, Inc., cumulative redeemable, 5.03%, 3 mo. LIBOR +
3.19%(e)	276

Regional Banks (0.1%)

235 M&T Bank Corp., cumulative redeemable, 6.37%(b)	241
Total Financials	517

Telecommunication Services (0.0%)

Alternative Carriers (0.0%)

8,000 Qwest Corp., 6.50%	173
Total Preferred Stocks (cost: $1,416)	1,298
Total U.S. Equity Securities (cost: $106,370)	115,085

INTERNATIONAL EQUITY SECURITIES (34.3%)

COMMON STOCKS (0.3%)

Energy (0.1%)

Oil & Gas Equipment & Services (0.1%)

9,410 TechnipFMC plc	271

Health Care (0.1%)

Pharmaceuticals (0.1%)

2,390 Jazz Pharmaceuticals plc(a)	346

Information Technology (0.1%)

Electronic Manufacturing Services (0.1%)

3,310 TE Connectivity Ltd.	341
Total Common Stocks (cost: $953)	958

EXCHANGE-TRADED FUNDS (34.0%)

318,700	iShares Core MSCI EAFE ETF	21,079
146,300	iShares Core MSCI Emerging Markets ETF	8,475
84,900	iShares Edge MSCI Minimum Volatility EAFE ETF	6,204
87,300	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	5,344
51,700	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	2,335
220,200	PowerShares FTSE RAFI Emerging Markets Portfolio	5,210
378,400	Schwab Fundamental Emerging Markets Large Company Index ETF	11,719
762,300	Schwab Fundamental International Large Co. Index ETF	23,014
81,800	Schwab Fundamental International Small Company Index ETF	2,937
14,790	SPDR S&P Emerging Markets SmallCap ETF	773
6,000	USAA MSCI Emerging Markets Value Momentum Blend Index ETF	312
286,600	Vanguard FTSE Developed Markets ETF	12,780
72,380	Vanguard FTSE Emerging Markets ETF	3,414
95,020	Vanguard FTSE Europe ETF	5,572
16,645	WisdomTree Emerging Markets SmallCap Dividend Fund	889
21,907	WisdomTree India Earnings Fund	588

Portfolio of Investments | 12

					Market
Number					Value
of Shares		Security			(000)

48,340		WisdomTree Japan Hedged Equity Fund			$2,762
		Total Exchange-Traded Funds (cost: $97,337)			113,407
		Total International Equity Securities (cost: $98,290)			114,365

Principal			Coupon
Amount
(000)			Rate	Maturity

		BONDS (26.1%)
		ASSET-BACKED SECURITIES (0.2%)
		Financials (0.2%)
		Asset-Backed Financing (0.2%)
	$125	Avis Budget Rental Car Funding
		AESOP, LLC(d)	2.96%	7/20/2020	125
	89	Avis Budget Rental Car Funding
		AESOP, LLC(d)	3.75	7/20/2020	89
	50	Navient Student Loan Trust 1 mo. LIBOR
		+ 1.50%	3.12(e)	8/25/2050	50
	44	NP SPE II, LLC(d)	3.37	10/21/2047	43
	128	SCF Equipment Leasing, LLC(d)	3.41	12/20/2023	126
	137	Synchrony Credit Card Master Note Trust	2.95	5/15/2024	135
		Total Financials			568
		Total Asset-Backed Securities (cost: $568)			568

COLLATERALIZED MORTGAGE OBLIGATION (0.1%)

Financials (0.1%)

47	Sequoia Mortgage Trust 1 mo. LIBOR +	2.50(e)	9/20/2033	46
	0.90%
213	Structured Asset Mortgage Investments,
	Inc. 1 mo. LIBOR + 0.50%	2.09(e)	7/19/2035	198
45	Wells Fargo Mortgage Backed Securities
	Trust 1 mo. LIBOR + 0.19%	3.65(e)	4/25/2035	44
	Total Financials			288
	Total Collateralized Mortgage Obligation (cost: $299)			288

COMMERCIAL MORTGAGE SECURITIES (0.6%)

Financials (0.6%)

Commercial Mortgage-Backed Securities (0.5%)

51	Banc of America Commercial Mortgage,	5.76(f)	7/10/2044	34
	Inc.
200	Banc of America Commercial Mortgage,
	Inc.	6.04(f)	2/10/2051	200
169	Bear Stearns Commercial Mortgage
	Securities, Inc. (d)	5.66(f)	9/11/2041	172
50	Citigroup Commercial Mortgage Trust	6.15(f)	12/10/2049	32
38	Commercial Mortgage Trust	5.38	12/10/2046	38
132	Credit Suisse Commercial Mortgage Trust
	1 mo. LIBOR + 0.19%	1.78(e)	2/15/2040	131
700	Freddie Mac(+) (g)	3.00	12/25/2025	693
250	FREMF Mortgage Trust (d),(g)	3.56(f)	8/25/2045	251
50	GE Capital Commercial Mortgage Corp.	5.61(f)	12/10/2049	50
8	GMAC Commercial Mortgage Securities,
	Inc.	4.96	12/10/2041	8
148	JPMorgan Chase & Co.	5.37	5/15/2047	149
				1,758

13 | USAA Cornerstone Aggressive Fund

Principal				Market
		Coupon		Value
Amount
(000)	Security	Rate	Maturity	(000)

Interest-Only Commercial Mortgage Backed Securities (0.1%)

$812	CSAIL Commercial Mortgage Trust (h)	1.81%(f)	1/15/2049	$82
873	UBS Commercial Mortgage Trust (d),(h)	2.08(f)	5/10/2045	61
				143
	Total Financials			1,901
	Total Commercial Mortgage Securities (cost: $1,952)			1,901

CORPORATE OBLIGATIONS (1.0%)

Consumer Discretionary (0.2%)

Department Stores (0.1%)

99 Neiman Marcus Group Ltd., LLC 1 mo.
LIBOR + 3.25% (i)	4.83	10/25/2020	84

Specialty Stores (0.1%)

298	Academy Ltd. 1 mo. LIBOR + 4.00% (g),(i)	5.55	7/01/2022	239
150	Guitar Center, Inc. (d)	6.50	4/15/2019	149
				388
	Total Consumer Discretionary			472

Consumer Staples (0.0%)

Food Retail (0.0%)

100 BI-LO, LLC & BI-LO Finance Corp. (d)	9.25	2/15/2019	97

Energy (0.1%)

Oil & Gas Storage & Transportation (0.1%)

100	Enbridge Energy Partners, LP	7.38	10/15/2045	130
190	Southern Union Co. 3 mo. LIBOR +
	3.09% (g)	4.79(e)	11/01/2066	168
150	Tallgrass Energy Partners, LP / Tallgrass
	Energy Finance Corp. (d)	5.50	9/15/2024	155
	Total Energy			453

Financials (0.5%)

Asset Management & Custody Banks (0.1%)

100	Ares Capital Corp.	3.62	1/19/2022	99
200	Prospect Capital Corp.	5.00	7/15/2019	203
				302

Life & Health Insurance (0.0%)

200 Prudential Financial, Inc. 3 mo. LIBOR +	5.63(e)	6/15/2043	211
3.92%

Multi-Line Insurance (0.1%)

300 Nationwide Mutual Insurance Co. 3 mo.
LIBOR + 2.29% (d),(g)	3.88(e)	12/15/2024	300

Property & Casualty Insurance (0.1%)

200	Allstate Corp. 3 mo. LIBOR + 2.94% (g)	5.75(e)	8/15/2053	214
200	HSB Group, Inc. 3 mo. LIBOR + 0.91%	2.63(e)	7/15/2027	176
				390

Regional Banks (0.2%)

200 Compass Bank	3.87	4/10/2025	195

Portfolio of Investments | 14

Principal					Market
			Coupon		Value
Amount
(000)		Security	Rate	Maturity	(000)

	$175	Cullen/Frost Capital Trust II 3 mo. LIBOR
		+ 1.55% (g)	3.56%(e)	3/01/2034 $	157
	50	First Maryland Capital Trust I 3 mo.
		LIBOR + 1.00% (g)	2.72(e)	1/15/2027	48
	200	SunTrust Capital I 3 mo. LIBOR +
		0.67% (g)	2.51(e)	5/15/2027	188
					588
		Total Financials			1,791

Health Care (0.1%)

Health Care Facilities (0.1%)

300 Community Health Systems, Inc. (g)	6.88	2/01/2022	197

Industrials (0.1%)

Airlines (0.0%)

38 Continental Airlines, Inc. Pass-Through
Trust "B"	6.25	10/11/2021	40

Electrical Components & Equipment (0.1%)

100 Artesyn Embedded Technologies, Inc. (d)	9.75	10/15/2020	97
Total Industrials			137

Real Estate (0.0%)

Real Estate Development (0.0%)

95 Crescent Communities, LLC & Crescent
Ventures, Inc. (d)	8.87	10/15/2021	101

Utilities (0.0%)

Multi-Utilities (0.0%)

100 WEC Energy Group, Inc. 3 mo. LIBOR +
2.11% (g)	3.95(e)	5/15/2067	98
Total Corporate Obligations (cost: $3,215)			3,346

EURODOLLAR AND YANKEE OBLIGATIONS (0.2%)

Energy (0.0%)

Integrated Oil & Gas (0.0%)

150 Petroleos Mexicanos Co. (d)	5.38	3/13/2022	157

Oil & Gas Drilling (0.0%)

261 Schahin II Finance Co. SPV Ltd. (d),(j)	5.87	9/25/2023	37
Total Energy			194

Financials (0.1%)

Property & Casualty Insurance (0.1%)

200 QBE Capital Funding III Ltd. USD Swap
Semi-Annual 30/360 10 YR + 4.05% (d)	7.25(e)	5/24/2041	221

Materials (0.1%)

Gold (0.1%)

100 Newcrest Finance Pty. Ltd. (d),(g)	4.45	11/15/2021	103

15 | USAA Cornerstone Aggressive Fund

Principal				Market
		Coupon		Value
Amount
(000)	Security	Rate	Maturity	(000)

$200	Pretium Resources, Inc.	2.25%	3/15/2022	$169
	Total Materials			272
	Total Eurodollar and Yankee Obligations (cost: $855)			687

Number
of Shares

	FIXED-INCOME EXCHANGE-TRADED FUNDS (11.6%)
25,100	iShares 1-3 Year Credit Bond ETF			2,607
96,587	PowerShares Fundamental High Yield Corporate Bond Portfolio "B"			1,794
101,500	Vanguard Short-Term Bond ETF			7,954
197,900	Vanguard Short-Term Corporate Bond ETF			15,527
138,000	Vanguard Total Bond Market ETF			10,978
	Total Fixed-Income Exchange-Traded Funds (cost: $39,569)			38,860

Principal
Amount
(000)

	U.S. GOVERNMENT AGENCY ISSUES (3.5%)(k)
	Commercial Mortgage-Backed Securities (0.3%)
$250	Fannie Mae(+) (g)	2.15	1/25/2023	242
300	Freddie Mac(+)	3.33(f)	5/25/2025	304
500	Freddie Mac(+)	3.51	4/25/2030	509
				1,055
	Mortgage-Backed Pass-Through Securities (3.2%)
499	Freddie Mac(+)	3.00	4/01/2046	484
1,486	Freddie Mac(+) (g)	3.00	6/01/2046	1,443
539	Freddie Mac(+)	3.00	9/01/2046	523
272	Freddie Mac(+) (g)	3.00	10/01/2046	264
914	Freddie Mac(+)	3.00	11/01/2046	887
940	Freddie Mac(+)	3.00	1/01/2047	912
897	Freddie Mac(+) (g)	3.00	3/01/2047	870
961	Freddie Mac(+) (g)	3.00	4/01/2047	933
286	Freddie Mac(+) (g)	3.00	4/01/2047	278
732	Freddie Mac(+)	3.00	9/01/2047	710
491	Freddie Mac(+)	3.00	10/01/2047	477
2,845	Freddie Mac(+)	3.50	4/01/2046	2,848
				10,629
	Total U.S. Government Agency Issues (cost: $12,163)			11,684
	U.S. TREASURY SECURITIES (8.9%)
	Bonds (1.4%)(l)
100	2.50%, 2/15/2045			89
200	3.00%, 11/15/2044			196
700	3.00%, 5/15/2047			682
3,100	3.02%, 5/15/2045 (STRIPS Principal)(m)			1,322
2,250	3.12%, 8/15/2044			2,251
30	3.17%, 8/15/2044 (STRIPS Principal)(m)			13
				4,553
	Inflation-Indexed Notes (0.9%)
1,028	0.12%, 7/15/2026			982
2,080	0.13%, 4/15/2021			2,062
				3,044

Portfolio of Investments | 16

Principal				Market
		Coupon		Value
Amount
(000)	Security	Rate	Maturity	(000)

Notes (6.6%)(l)

$7,500	1.13%, 2/28/2021 (n)	$7,216
3,200	1.62%, 2/15/2026	2,922
800	1.63%, 4/30/2023	760
600	1.63%, 5/15/2026	546
100	2.00%, 2/15/2025	95
1,000	2.25%, 11/15/2025	959
2,600	2.25%, 2/15/2027	2,470
1,250	2.25%, 8/15/2027	1,184
2,500	2.25%, 11/15/2027	2,366
250	2.37%, 8/15/2024	244
1,500	2.37%, 5/15/2027	1,439
2,000	2.75%, 2/15/2028	1,980
		22,181
	Total U.S. Treasury Securities (cost: $30,752)	29,778
	Total Bonds (cost: $89,373)	87,112

Number
of Shares

	GLOBAL REAL ESTATE EQUITY SECURITIES (1.8%)
	COMMON STOCKS (1.2%)
	Financials (0.1%)
	REITs - Mortgage (0.1%)
37,960	Annaly Capital Management, Inc.	381
	Real Estate (1.1%)
	Real Estate Services (0.1%)
3,710	HFF, Inc. "A"	169
7,140	Realogy Holdings Corp.	183
		352
	REITs - Health Care (0.2%)
4,440	LTC Properties, Inc.	164
2,720	National Health Investors, Inc.	177
5,990	Ventas, Inc.	289
		630
	REITs - Hotel & Resort (0.3%)
9,980	Apple Hospitality, Inc.	170
21,250	Host Hotels & Resorts, Inc.	394
6,240	LaSalle Hotel Properties	153
6,870	Park Hotels & Resorts, Inc.	179
8,660	Xenia Hotels & Resorts, Inc.	170
		1,066
	REITs - Office (0.2%)
6,710	Vornado Realty Trust	446
	REITs - Residential (0.1%)
4,760	Mid-America Apartment Communities, Inc.	408
	REITs - Specialized (0.2%)
2,500	American Tower Corp.	349
2,740	Lamar Advertising Co. "A"	182

17 | USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

3,250	PotlatchDeltic Corp.	$166
		697
	Total Real Estate	3,599
	Total Common Stocks (cost: $4,037)	3,980

EXCHANGE-TRADED FUNDS (0.5%)

25,400 Vanguard REIT ETF (cost: $1,989)	1,863

PREFERRED STOCKS (0.1%)

Financials (0.1%)

REITs - Mortgage (0.1%)

8,000 Arbor Realty Trust, Inc., 7.38% (cost: $200)	206
Total Global Real Estate Equity Securities (cost: $6,226)	6,049

PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.7%)

COMMON STOCKS (0.0%)

Materials (0.0%)

Gold (0.0%)

8,197 Hycroft Mining Corp.(a),(h),(o),(p) (cost: $258)	—
Total Common Stocks (cost: $258)	—

EXCHANGE-TRADED FUNDS (1.7%)

24,300	First Trust Global Tactical Commodity Strategy Fund			504
28,600	PowerShares DB Commodity Index Tracking Fund(a)			475
60,800	United States Commodity Index Fund(a)			2,582
77,900	VanEck Vectors Gold Miners ETF			1,663
12,000	VanEck Vectors Junior Gold Miners ETF			377
	Total Exchange-Traded Funds (cost: $6,037)			5,601
	Total Precious Metals and Commodity-Related Securities (cost: $6,295)			5,601

Principal		Coupon
Amount
(000)		Rate	Maturity

	MONEY MARKET INSTRUMENTS (1.7%)
	COMMERCIAL PAPER (1.4%)
$400	Barton Capital Corp. (d),(g)	1.60%	3/19/2018	399
1,000	Canadian Natural Resources Ltd. (d)	2.05	3/05/2018	1,000
400	Caterpillar Finance Service Co.	1.68	3/08/2018	400
400	Fairway Finance Corp. (d)	1.54	3/07/2018	400
400	Liberty Funding LLC (d)	1.57	3/01/2018	400
400	LMA S.A. / LMA Americas LLC (d),(g)	1.55	3/06/2018	400
400	Manhattan Asset Funding Company
	LLC (d)	1.60	3/14/2018	400
1,000	Southern California Edison (d)	1.72	3/01/2018	1,000
400	Victory Receivables Corp. (d)	1.58	3/01/2018	400
	Total Commercial Paper (cost: $4,799)			4,799

Portfolio of Investments | 18

		Market
Number		Value
of Shares	Security	(000)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)

1,055,236 State Street Institutional Treasury Money Market Fund Premier Class, 1.33%(g),(q)
(cost: $1,055)	$1,055
Total Money Market Instruments (cost: $5,854)	5,854

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.3%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)

909,490 Fidelity Government Fund Institutional Class, 1.26%(q)						910
96,484 Invesco Government & Agency Portfolio Institutional Class, 1.30%(q)						96
69,600 Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
	Class, 1.26%(q)					70
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $1,076)					1,076
	Total Investments (cost: $313,484)					$335,142

						Unrealized
						Appreciation/
Number of		Expiration	Notional		Contract	Depreciation
Contracts	Description	Date	Amount (000)		Value (000)	(000)

	FUTURES (7.6%)
	LONG FUTURES
	Equity Contracts
57	E-mini S&P 500	03/16/2018	USD	7,564	$7,736	$172
153	Euro STOXX 50	03/16/2018	EUR	5,474	6,418	(262)
67	TOPIX Index	03/08/2018	JPY	1,200,076	11,102	(145)
	Total Long Futures
					$25,256	$(235)
	Total Futures
					$25,256	$(235)

19 | USAA Cornerstone Aggressive Fund

($ in 000s)		VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
U.S. Equity Securities:
Common Stocks	$98,633	$—	$—	$98,633
Exchange-Traded Funds	15,154	—	—	15,154
Preferred Stocks	—	1,298	—	1,298
International Equity Securities:
Common Stocks	958	—	—	958
Exchange-Traded Funds	113,407	—	—	113,407
Bonds:
Asset-Backed Securities	—	568	—	568
Collateralized Mortgage Obligation	—	288	—	288
Commercial Mortgage Securities	—	1,901	—	1,901
Corporate Obligations	—	3,346	—	3,346
Eurodollar and Yankee Obligations	—	687	—	687
Fixed-Income Exchange-Traded Funds	38,860	—	—	38,860
U.S. Government Agency Issues	—	11,684	—	11,684
U.S. Treasury Securities	28,443	1,335	—	29,778
Global Real Estate Equity Securities:
Common Stocks	3,980	—	—	3,980
Exchange-Traded Funds	1,863	—	—	1,863
Preferred Stocks	—	206	—	206
Precious Metals and Commodity-Related Securities:
Common Stocks	—	—	—	—
Exchange-Traded Funds	5,601	—	—	5,601
Money Market Instruments:
Commercial Paper	—	4,799	—	4,799
Government & U.S. Treasury Money Market	1,055	—	—	1,055
Funds
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market	1,076	—	—	1,076
Funds
Futures(1)	172	—	—	172
Total	$309,202	$26,112	$—	$335,314
Liabilities	LEVEL 1	LEVEL 2	LEVEL 3	Total
Futures(1)	$ (407)	$—	$—	$ (407)

Total	$(407)	$—	$—	$(407)

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Portfolio of Investments | 20

RECONCILIATION OF LEVEL 3 INVESTMENTS
($ in 000s)	Common Stocks

Balance as of May 31, 2017	$11
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–
Net realized gain (loss) on investments	–
Change in net unrealized appreciation/(depreciation) of investments	(11)
Balance as of February 28, 2018	$–

For the period of June 1, 2017, through February 28, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

21 | USAA Cornerstone Aggressive Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Cornerstone Aggressive Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

Notes to Portfolio of Investments | 22

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options

23 | USAA Cornerstone Aggressive Fund

exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

10.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's Net Asset Value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by last quoted price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

Notes to Portfolio of Investments | 24

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At February 28, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$1,046,000	$—	$1,076,000

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at February 28, 2018, did not include master netting provisions.

25 | USAA Cornerstone Aggressive Fund

F.Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

G.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $333,392,000 at February 28, 2018, and, in total, may not equal 100%. Investments in foreign securities were 35.7% of net assets at February 28, 2018.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

H.Transactions with affiliated funds – The following tables provide details related to the Fund's investment in the USAA Funds for the nine-month period ended February 28, 2018 (in thousands):

Change
in net
				Realized	Capital	unrealized
($ in 000s)	Purchases	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost*	Proceeds	Income	(Loss)	Distributions	depreciation	05/31/17 02/28/18
MSCI Emerging Markets Value Momentum
Blend Index ETF	$302	$—	$—	$—	$—	$10	$—	$312

* Includes reinvestment of distributions from dividend income and realized gains.

I.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

Notes to Portfolio of Investments | 26

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

J.New Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Fund believes the adoption of these ASUs will not have material impact on its financial statement disclosures

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific

27 | USAA Cornerstone Aggressive Fund

adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. Treasury inflation-indexed notes – Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

LIBOR	London Interbank Offered Rate
REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.
STRIPS	Separate trading of registered interest and principal of securities

SPECIFIC NOTES

(a)Non-income-producing security.

(b)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(c)Restricted security that is not registered under the Securities Act of 1933.

(d)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

Notes to Portfolio of Investments | 28

(e)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 28, 2018.

(f)Stated interest rates may change slightly over time as underlying mortgages paydown.

(g)The security, or a portion thereof, is segregated to cover the value of open futures contracts at February 28, 2018.

(h)Security deemed illiquid by the USAA Asset Management Company, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 28, 2018, was $143,000, which represented less than 0.1% of the Fund's net assets.

(i)Senior loan (loan) – is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the all in interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 28, 2018. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(j)At February 28, 2018, the issuer was in default with respect to interest and/or principal payments.

(k)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(l)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(m)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(n)Securities with a value of $962,000 are segregated as collateral for initial margin requirements on open futures contracts.

29 | USAA Cornerstone Aggressive Fund

(o)Security was fair valued at February 28, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by the Trust's Board of Trustees. The total value of all such securities was less than $500, which represented less than 0.1% of the Fund's net assets.

(p)Security was fair valued at Level 3.

(q)Rate represents the money market fund annualized seven-day yield at February 28, 2018.

Notes to Portfolio of Investments | 30

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA CORNERSTONE MODERATELY CONSERVATIVE FUND FEBRUARY 28, 2018

(Form N-Q)

97461 -0418	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Moderately Conservative Fund

February 28, 2018 (unaudited)

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

BONDS (57.5%)

ASSET-BACKED SECURITIES (0.7%)

Financials (0.7%)

Asset-Backed Financing (0.7%)

$375	Avis Budget Rental Car Funding
	AESOP, LLC(a)	2.96%	7/20/2020 $	375
233	Avis Budget Rental Car Funding
	AESOP, LLC(a)	3.75	7/20/2020	233
200	Navient Student Loan Trust 1 mo. LIBOR
	+ 1.50%	3.12(b)	8/25/2050	199
102	NP SPE II, LLC(a)	3.37	10/21/2047	100
289	SCF Equipment Leasing, LLC(a)	3.41	12/20/2023	285
320	Synchrony Credit Card Master Note Trust	2.95	5/15/2024	315
	Total Financials			1,507
	Total Asset-Backed Securities (cost: $1,499)			1,507

COLLATERALIZED MORTGAGE OBLIGATION (0.4%)

Financials (0.4%)

47	Sequoia Mortgage Trust 1 mo. LIBOR +	2.50(b)	9/20/2033	46
	0.90%
782	Structured Asset Mortgage Investments,
	Inc. 1 mo. LIBOR + 0.50%	2.09(b)	7/19/2035	728
45	Wells Fargo Mortgage Backed Securities
	Trust 1 mo. LIBOR + 0.19%	3.65(b)	4/25/2035	44
	Total Financials			818
	Total Collateralized Mortgage Obligation (cost: $854)			818

COMMERCIAL MORTGAGE SECURITIES (2.2%)

Financials (2.2%)

Commercial Mortgage-Backed Securities (1.9%)

203	Banc of America Commercial Mortgage,	5.76(c)	7/10/2044	136
	Inc.
800	Banc of America Commercial Mortgage,
	Inc.	6.04(c)	2/10/2051	799
1,017	Bear Stearns Commercial Mortgage
	Securities, Inc. (a)	5.66(c)	9/11/2041	1,031
50	Citigroup Commercial Mortgage Trust	6.15(c)	12/10/2049	32
150	Commercial Mortgage Trust	5.38	12/10/2046	151
321	Credit Suisse Commercial Mortgage Trust
	1 mo. LIBOR + 0.19%	1.78(b)	2/15/2040	320
830	FREMF Mortgage Trust (a)	3.56(c)	8/25/2045	835
225	GE Capital Commercial Mortgage Corp.	5.61(c)	12/10/2049	227
31	GMAC Commercial Mortgage Securities,
	Inc.	4.97	12/10/2041	31

1| USAA Cornerstone Moderately Conservative Fund

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

	$591 JPMorgan Chase & Co.	5.37%	5/15/2047 $	595
				4,157

Interest-Only Commercial Mortgage Backed Securities (0.3%)

3,227	CSAIL Commercial Mortgage Trust
	acquired 5/18/2016; cost $398(d)	1.80(c)	1/15/2049	327
2,754	UBS Commercial Mortgage Trust
	acquired 11/01/2016; cost $255(a),(d)	2.08(c)	5/10/2045	190
				517
	Total Financials			4,674
	Total Commercial Mortgage Securities (cost: $4,730)			4,674

CONVERTIBLE SECURITIES (0.3%)

Materials (0.3%)

Gold (0.3%)

627Hycroft Mining Corp.acquired 10/21/2015 - 10/02/2017; cost

	$606(d),(e),(f),(g) (cost: $614)	15.00(h)	10/22/2020	752
	CORPORATE OBLIGATIONS (5.2%)
	Consumer Discretionary (0.6%)
	Department Stores (0.2%)
396	Neiman Marcus Group Ltd., LLC 1 mo.
	LIBOR + 3.25% (i)	4.83	10/25/2020	337
	Specialty Stores (0.4%)
596	Academy Ltd. 1 mo. LIBOR + 4.00% (i)	5.55	7/01/2022	478
400	Guitar Center, Inc. (a)	6.50	4/15/2019	397
				875
	Total Consumer Discretionary			1,212
	Consumer Staples (0.1%)
	Food Retail (0.1%)
300	BI-LO, LLC & BI-LO Finance Corp. (a)	9.25	2/15/2019	292
	Energy (0.9%)
	Oil & Gas Storage & Transportation (0.9%)
650	Enbridge Energy Partners, LP	7.38	10/15/2045	848
400	Energy Transfer, LP 3 mo. LIBOR + 3.02%	4.79(b)	11/01/2066	364
200	Martin Midstream Partners, LP / Martin
	Midstream Finance Corp.	7.25	2/15/2021	201
200	Southern Union Co. 3 mo. LIBOR +
	3.09%	4.79(b)	11/01/2066	176
300	Tallgrass Energy Partners, LP / Tallgrass
	Energy Finance Corp. (a)	5.50	9/15/2024	310
	Total Energy			1,899
	Financials (3.0%)
	Asset Management & Custody Banks (0.6%)
350	Ares Capital Corp.	3.62	1/19/2022	345
900	Prospect Capital Corp.	5.00	7/15/2019	914
				1,259

Portfolio of Investments | 2

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

Life & Health Insurance (0.3%)

$600 Prudential Financial, Inc. 3 mo. LIBOR +
3.92%	5.63%(b)	6/15/2043 $	634

Multi-Line Insurance (0.5%)

1,100 Nationwide Mutual Insurance Co. 3 mo.
LIBOR + 2.29% (a)	3.88(b)	12/15/2024	1,100

Property & Casualty Insurance (0.7%)

700	Allstate Corp. 3 mo. LIBOR + 2.94%	5.75(b)	8/15/2053	749
332	AmTrust Financial Services, Inc.	6.13	8/15/2023	324
550	HSB Group, Inc. 3 mo. LIBOR + 0.91%	2.63(b)	7/15/2027	482
				1,555

Regional Banks (0.9%)

100	Compass Bank	3.87	4/10/2025	98
1,000	Cullen/Frost Capital Trust II 3 mo. LIBOR
	+ 1.55%	3.56(b)	3/01/2034	896
100	First Maryland Capital Trust I 3 mo.
	LIBOR + 1.00%	2.72(b)	1/15/2027	96
1,000	SunTrust Capital I 3 mo. LIBOR + 0.67%	2.51(b)	5/15/2027	940
				2,030
	Total Financials			6,578

Health Care (0.2%)

Health Care Facilities (0.2%)

600 Community Health Systems, Inc.	6.88	2/01/2022	395

Industrials (0.1%)

Airlines (0.1%)

163 Continental Airlines, Inc. Pass-Through
Trust "B"	6.25	10/11/2021	171

Electrical Components & Equipment (0.0%)

100 Artesyn Embedded Technologies, Inc. (a)	9.75	10/15/2020	97
Total Industrials			268

Real Estate (0.2%)

Real Estate Development (0.2%)

285 Crescent Communities, LLC & Crescent
Ventures, Inc. (a)	8.87	10/15/2021	302

Utilities (0.1%)

Multi-Utilities (0.1%)

300 WEC Energy Group, Inc. 3 mo. LIBOR +	3.95(b)	5/15/2067	294
2.11%
Total Corporate Obligations (cost: $10,748)			11,240

EURODOLLAR AND YANKEE OBLIGATIONS (0.5%)

Energy (0.1%)

Oil & Gas Drilling (0.1%)

912 Schahin II Finance Co. SPV Ltd. (a),(j)	5.88	9/25/2023	128

3| USAA Cornerstone Moderately Conservative Fund

Principal		Coupon		Market
Amount				Value
(000)	Security	Rate	Maturity	(000)

Financials (0.1%)

Property & Casualty Insurance (0.1%)

$250 QBE Capital Funding III Ltd. USD Swap
Semi-Annual 30/360 10 YR + 4.05% (a)	7.25%(b)	5/24/2041 $	276

Materials (0.3%)

Gold (0.3%)

300	Newcrest Finance Pty. Ltd. (a)	4.45	11/15/2021	310
500	Pretium Resources, Inc.	2.25	3/15/2022	422
	Total Materials			732
	Total Eurodollar and Yankee Obligations (cost: $1,782)			1,136

Number

of Shares

FIXED-INCOME EXCHANGE-TRADED FUNDS (16.1%)

7,100	iShares 1-3 Year Credit Bond ETF			737
41,710	iShares Core U.S. Aggregate Bond ETF			4,453
16,600	PowerShares Fundamental High Yield Corporate Bond Portfolio "B"			308
63,300	Vanguard Mortgage-Backed Securities ETF			3,254
47,500	Vanguard Short-Term Bond ETF			3,723
156,700	Vanguard Short-Term Corporate Bond ETF			12,295
130,100	Vanguard Total Bond Market ETF			10,350
	Total Fixed-Income Exchange-Traded Funds (cost: $35,831)			35,120

Principal
Amount
(000)

	U.S. GOVERNMENT AGENCY ISSUES (11.6%)(k)
	Commercial Mortgage-Backed Securities (1.2%)
$500	Fannie Mae(+)	2.15	1/25/2023	483
1,100	Freddie Mac(+)	3.33	5/25/2025	1,115
1,000	Freddie Mac(+)	3.51	4/25/2030	1,019
				2,617
	Mortgage-Backed Pass-Through Securities (10.4%)
1,663	Freddie Mac(+)	3.00	4/01/2046	1,614
3,934	Freddie Mac(+)	3.00	6/01/2046	3,820
1,796	Freddie Mac(+)	3.00	9/01/2046	1,744
907	Freddie Mac(+)	3.00	10/01/2046	880
1,829	Freddie Mac(+)	3.00	11/01/2046	1,775
2,820	Freddie Mac(+)	3.00	1/01/2047	2,737
5,049	Freddie Mac(+)	3.00	3/01/2047	4,899
5,144	Freddie Mac(+)	3.50	4/01/2046	5,150
				22,619
	Total U.S. Government Agency Issues (cost: $26,279)			25,236
	U.S. TREASURY SECURITIES (20.5%)(l)
	Bonds (7.7%)
300	2.50%, 2/15/2045 (m)			266
2,285	3.00%, 11/15/2044			2,234
3,000	3.00%, 5/15/2045 (m)			2,931
1,000	3.00%, 5/15/2047 (m)			975

Portfolio of Investments | 4

Principal				Market
		Coupon		Value
Amount
(000)	Security	Rate	Maturity	(000)

$8,700	3.13%, 8/15/2044			$8,705
4,000 3.17%, 8/15/2044 (STRIPS Principal)(n)				1,746
				16,857

Notes (12.8%)

7,600	1.13%, 2/28/2021 (o)	7,313
2,000	1.62%, 2/15/2026 (m)	1,826
3,800	1.63%, 4/30/2023	3,608
618	2.00%, 2/15/2023	599
800	2.25%, 11/15/2024	773
6,200	2.25%, 11/15/2025 (m)	5,949
1,000	2.25%, 2/15/2027 (m)	950
1,000	2.25%, 11/15/2027 (m)	946
1,500	2.37%, 8/15/2024	1,464
2,000	2.37%, 5/15/2027 (m)	1,919
1,500	2.50%, 5/15/2024	1,478
1,000	2.75%, 2/15/2028 (m)	990
		27,815
	Total U.S. Treasury Securities (cost: $45,929)	44,672
	Total Bonds (cost: $128,266)	125,155

Number
of Shares

	U.S. EQUITY SECURITIES (18.2%)
	COMMON STOCKS (10.8%)
	Consumer Discretionary (1.4%)
	Apparel Retail (0.1%)
4,540	Gap, Inc.	143
	Apparel, Accessories & Luxury Goods (0.1%)
2,490	Michael Kors Holdings Ltd.(p)	157
2,150	VF Corp.	160
		317
	Auto Parts & Equipment (0.0%)
1,060	Aptiv plc	97
	Automobile Manufacturers (0.0%)
8,780	Ford Motor Co.	93
	Automotive Retail (0.1%)
2,530	AutoNation, Inc.(p)	127
	Broadcasting (0.1%)
5,150	Discovery Communications, Inc.(p)	118
	Cable & Satellite (0.1%)
5,670	Comcast Corp.	205
	Computer & Electronics Retail (0.1%)
1,900	Best Buy Co., Inc.	138
	Department Stores (0.1%)
2,640	Kohl's Corp.	174

5| USAA Cornerstone Moderately Conservative Fund

		Market
Number		Value
of Shares	Security	(000)

5,090	Macy's, Inc.	$150
		324

General Merchandise Stores (0.1%)

1,930 Target Corp.	146

Home Improvement Retail (0.1%)

1,350	Home Depot, Inc.	246
890	Lowe's Cos., Inc.	80
		326

Hotels, Resorts & Cruise Lines (0.2%)

1,410	Carnival Corp.	95
1,440	Hilton Worldwide Holdings, Inc.	116
660	Marriott International, Inc. "A"	93
670	Royal Caribbean Cruises Ltd.	85
760	Wyndham Worldwide Corp.	88
		477

Internet & Direct Marketing Retail (0.2%)

170	Amazon.com, Inc.(p)	257
50	Booking Holdings, Inc.(p)	102
		359

Movies & Entertainment (0.0%)

1,090 Walt Disney Co.	112

Restaurants (0.1%)

900 McDonald's Corp.	142
Total Consumer Discretionary	3,124

Consumer Staples (0.9%)

Agricultural Products (0.1%)

2,590	Archer-Daniels-Midland Co.	108
890	Ingredion, Inc.	116
		224

Brewers (0.0%)

1,550 Molson Coors Brewing Co.	118

Distillers & Vintners (0.1%)

1,610	Brown-Forman Corp. "B"	112
350	Constellation Brands, Inc. "A"	76
		188

Drug Retail (0.1%)

1,570	CVS Health Corp.	107
1,630	Walgreens Boots Alliance, Inc.	112
		219

Food Distributors (0.1%)

2,020 Sysco Corp.	120

Household Products (0.1%)

600	Kimberly-Clark Corp.	67
2,040	Procter & Gamble Co.	160
		227

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)

Hypermarkets & Super Centers (0.1%)

360	Costco Wholesale Corp.	$69
1,280	Walmart, Inc.	115
		184

Packaged Foods & Meats (0.1%)

950	JM Smucker Co	120
2,450	Tyson Foods, Inc. "A"	182
		302

Personal Products (0.0%)

530 Estee Lauder Companies, Inc.	73

Soft Drinks (0.2%)

4,800	Coca-Cola Co.	207
1,240	Monster Beverage Corp.(p)	79
800	PepsiCo, Inc.	88
		374
	Total Consumer Staples	2,029

Energy (0.7%)

Integrated Oil & Gas (0.1%)

1,210	Chevron Corp.	136
1,160	Occidental Petroleum Corp.	76
		212

Oil & Gas Exploration & Production (0.2%)

1,240	ConocoPhillips	67
4,080	Devon Energy Corp.	125
4,840	Newfield Exploration Co.(p)	113
		305

Oil & Gas Refining & Marketing (0.4%)

1,880	Andeavor	168
3,660	HollyFrontier Corp.	157
3,070	Marathon Petroleum Corp.	197
1,840	Phillips 66	166
2,280	Valero Energy Corp.	206
		894
	Total Energy	1,411

Financials (1.7%)

Asset Management & Custody Banks (0.3%)

440	Affiliated Managers Group, Inc.	83
1,030	Ameriprise Financial, Inc.	161
150	BlackRock, Inc.	83
2,190	Eaton Vance Corp.	116
1,460	SEI Investments Co.	106
630	State Street Corp.	67
1,030	T. Rowe Price Group, Inc.	115
		731

Consumer Finance (0.3%)

5,090	Ally Financial, Inc.	142
1,390	American Express Co.	135
1,050	Capital One Financial Corp.	103
1,620	Discover Financial Services	128

7| USAA Cornerstone Moderately Conservative Fund

		Market
Number		Value
of Shares	Security	(000)

2,587	Synchrony Financial	$94
		602

Diversified Banks (0.3%)

2,640	Citigroup, Inc.	199
2,550	J.P.Morgan Chase & Co.	295
2,090	U.S. Bancorp	114
		608

Financial Exchanges & Data (0.2%)

570	Cboe Global Markets, Inc.	64
400	CME Group, Inc.	66
410	Moody's Corp.	68
760	MSCI, Inc.	108
640	S&P Global, Inc.	123
		429

Investment Banking & Brokerage (0.0%)

1,280	E*TRADE Financial Corp.(p)	67
1,200	TD Ameritrade Holding Corp.	69
		136

Life & Health Insurance (0.1%)

1,800 AFLAC, Inc.	160

Property & Casualty Insurance (0.1%)

2,220	FNF Group	89
2,040	Progressive Corp.	117
		206

Regional Banks (0.3%)

4,150	Citizens Financial Group, Inc.	181
1,430	East West Bancorp, Inc.	94
5,270	Fifth Third Bancorp	174
400	M&T Bank Corp.	76
5,010	Regions Financial Corp.	97
		622

Reinsurance (0.1%)

1,150 Reinsurance Group of America, Inc.	177
Total Financials	3,671

Health Care (1.5%)

Biotechnology (0.4%)

1,010	AbbVie, Inc.	117
480	Alnylam Pharmaceuticals, Inc.(p)	58
900	Amgen, Inc.	165
680	Biogen, Inc.(p)	196
810	Celgene Corp.(p)	71
1,830	Gilead Sciences, Inc.	144
1,120	United Therapeutics Corp.(p)	130
		881

Health Care Distributors (0.2%)

930	AmerisourceBergen Corp.	88
1,910	Cardinal Health, Inc.	132
910	McKesson Corp.	136
		356

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)

Health Care Equipment (0.1%)

1,890	Abbott Laboratories	$114
190	Intuitive Surgical, Inc.(p)	81
		195

Health Care Facilities (0.0%)

690 Universal Health Services, Inc.	79

Health Care Services (0.1%)

1,750	Express Scripts Holding Co.(p)	132
500	Laboratory Corp. of America Holdings(p)	86
890	Quest Diagnostics, Inc.	92
		310

Health Care Supplies (0.0%)

380 Align Technology, Inc.(p)	100

Life Sciences Tools & Services (0.2%)

1,940	Agilent Technologies, Inc.	133
120	Mettler-Toledo International, Inc.(p)	74
450	Thermo Fisher Scientific, Inc.	94
320	Waters Corp.(p)	65
		366

Managed Health Care (0.3%)

510	Aetna, Inc.	90
750	Anthem, Inc.	177
660	Centene Corp.(p)	67
430	Cigna Corp.	84
910	UnitedHealth Group, Inc.	206
		624

Pharmaceuticals (0.2%)

2,620	Mylan N.V.(p)	106
5,630	Pfizer, Inc.	204
1,800	Zoetis, Inc.	146
		456
	Total Health Care	3,367

Industrials (1.1%)

Aerospace & Defense (0.2%)

500	Boeing Co.	181
430	Huntington Ingalls Industries, Inc.	112
360	Lockheed Martin Corp.	127
		420

Agricultural & Farm Machinery (0.1%)

1,300	AGCO Corp.	87
430	Deere & Co.	69
		156

Airlines (0.0%)

1,570 Southwest Airlines Co.	91

Building Products (0.1%)

1,560	Fortune Brands Home & Security, Inc.	95
1,440	Owens Corning	117
		212

9| USAA Cornerstone Moderately Conservative Fund

		Market
Number		Value
of Shares	Security	(000)

Construction Machinery & Heavy Trucks (0.2%)

630	Caterpillar, Inc.	$97
700	Cummins, Inc.	118
1,670	PACCAR, Inc.	120
		335

Electrical Components & Equipment (0.1%)

470	Acuity Brands, Inc.	67
1,250	Eaton Corp. plc	101
		168

Industrial Conglomerates (0.1%)

370	3M Co.	87
880	Honeywell International, Inc.	133
		220

Industrial Machinery (0.2%)

790	IDEX Corp.	108
520	Illinois Tool Works, Inc.	84
1,000	Ingersoll-Rand plc	89
630	Snap-on, Inc.	100
890	Stanley Black & Decker, Inc.	142
		523

Trading Companies & Distributors (0.1%)

780 United Rentals, Inc.(p)	136

Trucking (0.0%)

340 AMERCO	117
Total Industrials	2,378

Information Technology (2.9%)

Application Software (0.1%)

490	Adobe Systems, Inc.(p)	103
440	Intuit, Inc.	73
		176

Communications Equipment (0.2%)

450	Arista Networks, Inc.(p)	122
460	F5 Networks, Inc.(p)	68
4,880	Juniper Networks, Inc.	125
650	Motorola Solutions, Inc.	69
		384

Data Processing & Outsourced Services (0.7%)

810	Alliance Data Systems Corp.	195
1,510	Broadridge Financial Solutions, Inc.	152
1,410	Fidelity National Information Services, Inc.	137
12,050	First Data Corp. "A"(p)	188
560	Fiserv, Inc.(p)	80
1,250	Mastercard, Inc. "A"	220
1,360	PayPal Holdings, Inc.(p)	108
8,570	Sabre Corp.	197
1,760	Square, Inc. "A"(p)	81
820	Total System Services, Inc.	72
1,160	Visa, Inc. "A"	143
		1,573

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)

Electronic Components (0.1%)

1,910 Amphenol Corp.$ 175

Electronic Equipment & Instruments (0.0%)

1,230 Cognex Corp.	66

Electronic Manufacturing Services (0.0%)

310 IPG Photonics Corp.(p)	76

Home Entertainment Software (0.0%)

700 Take-Two Interactive Software, Inc.(p)	78

Internet Software & Services (0.2%)

2,080	Akamai Technologies, Inc.(p)	140
1,790	VeriSign, Inc.(p),(q)	208
		348

IT Consulting & Other Services (0.5%)

2,220	Accenture plc "A"	357
1,770	Cognizant Technology Solutions Corp. "A"	145
720	DXC Technology Co.	74
1,820	International Business Machines Corp.	284
2,270	Leidos Holdings, Inc.	144
		1,004

Semiconductor Equipment (0.0%)

610 Lam Research Corp.	117

Semiconductors (0.4%)

4,050	Intel Corp.	199
3,660	Micron Technology, Inc.(p)	179
510	NVIDIA Corp.	123
870	Skyworks Solutions, Inc.	95
1,880	Texas Instruments, Inc.	204
		800

Systems Software (0.4%)

3,980	CA, Inc.	140
3,140	Microsoft Corp.	294
3,840	Oracle Corp.	195
1,130	Red Hat, Inc.(p)	166
570	ServiceNow, Inc.(p)	92
		887

Technology Distributors (0.1%)

1,920 Arrow Electronics, Inc.(p)	157

Technology Hardware, Storage, & Peripherals (0.2%)

8,360	Hewlett Packard Enterprise Co.	155
6,820	HP, Inc.	159
1,440	Seagate Technology plc	77
1,720	Western Digital Corp.	150
		541
	Total Information Technology	6,382

Telecommunication Services (0.3%)

Alternative Carriers (0.1%)

2,600 Zayo Group Holdings, Inc.(p)	93

11 | USAA Cornerstone Moderately Conservative Fund

		Market
Number		Value
of Shares	Security	(000)

Integrated Telecommunication Services (0.2%)

4,790	AT&T, Inc.	$174
4,350	Verizon Communications, Inc.	208
		382

Wireless Telecommunication Services (0.0%)

13,190 Sprint Corp.(p)	68
Total Telecommunication Services	543

Utilities (0.3%)

Electric Utilities (0.2%)

1,600	American Electric Power Co., Inc.	105
3,170	Exelon Corp.	117
740	NextEra Energy, Inc.	113
1,330	Pinnacle West Capital Corp.	102
		437

Multi-Utilities (0.1%)

2,120	Public Service Enterprise Group, Inc.	103
1,340	WEC Energy Group, Inc.	80
		183
	Total Utilities	620
	Total Common Stocks (cost: $21,508)	23,525

EXCHANGE-TRADED FUNDS (5.5%)

7,600	Consumer Discretionary Select Sector SPDR Fund	791
13,400	Consumer Staples Select Sector SPDR Fund	716
9,100	Health Care Select Sector SPDR Fund	766
10,000	Industrial Select Sector SPDR Fund	766
1,200	iShares Core S&P 500 ETF	328
12,810	Vanguard S&P 500 ETF	3,194
28,400	Vanguard Small-Cap Value ETF	3,661
12,840	Vanguard Total Stock Market ETF	1,785
	Total Exchange-Traded Funds (cost: $10,286)	12,007

PREFERRED STOCKS (1.9%)

Consumer Staples (0.6%)

Agricultural Products (0.6%)

32,000	CHS, Inc., Series B, cumulative redeemable, 7.88% (r)	932
5,000	Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (a)	495
	Total Consumer Staples	1,427

Energy (0.3%)

Oil & Gas Exploration & Production (0.3%)

1,120 Chesapeake Energy Corp., 5.75%(a)	661

Financials (0.8%)

Life & Health Insurance (0.3%)

27,414 Delphi Financial Group, Inc., cumulative redeemable, 5.03%, 3 mo. LIBOR +
3.19%(b)	631

Regional Banks (0.5%)

1,035 M&T Bank Corp., cumulative redeemable, 6.37%	1,063
Total Financials	1,694

Portfolio of Investments | 12

		Market
Number		Value
of Shares	Security	(000)

Telecommunication Services (0.2%)

Alternative Carriers (0.2%)

20,000 Qwest Corp., 6.50%	$432
Total Preferred Stocks (cost: $4,438)	4,214
Total U.S. Equity Securities (cost: $36,232)	39,746

INTERNATIONAL EQUITY SECURITIES (17.6%)

COMMON STOCKS (0.1%)

Energy (0.0%)

Oil & Gas Equipment & Services (0.0%)

2,760 TechnipFMC plc	80

Health Care (0.1%)

Pharmaceuticals (0.1%)

700 Jazz Pharmaceuticals plc(p)	101

Information Technology (0.0%)

Electronic Manufacturing Services (0.0%)

970 TE Connectivity Ltd.	100
Total Common Stocks (cost: $280)	281

EXCHANGE-TRADED FUNDS (17.5%)

58,265	iShares Core MSCI EAFE ETF	3,854
47,338	iShares Core MSCI Emerging Markets ETF	2,742
35,600	iShares Edge MSCI Minimum Volatility EAFE ETF	2,601
29,900	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	1,830
31,400	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	1,418
87,600	PowerShares FTSE RAFI Emerging Markets Portfolio	2,073
143,700	Schwab Fundamental Emerging Markets Large Company Index ETF	4,450
216,800	Schwab Fundamental International Large Co. Index ETF	6,545
43,100	Schwab Fundamental International Small Company Index ETF	1,548
7,496	SPDR S&P Emerging Markets SmallCap ETF	392
4,000	USAA MSCI Emerging Markets Value Momentum Blend Index ETF	208
21,260	Vanguard FTSE All-World ex-US ETF	1,164
65,200	Vanguard FTSE Developed Markets ETF	2,907
36,880	Vanguard FTSE Emerging Markets ETF	1,740
42,820	Vanguard FTSE Europe ETF	2,511
5,259	WisdomTree Emerging Markets SmallCap Dividend Fund	281
9,552	WisdomTree India Earnings Fund	257
26,100	WisdomTree Japan Hedged Equity Fund	1,491
	Total Exchange-Traded Funds (cost: $32,398)	38,012
	Total International Equity Securities (cost: $32,678)	38,293

PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.6%) COMMON STOCKS (0.3%)

Materials (0.3%)

Commodity Chemicals (0.1%)

2,040 LyondellBasell Industries N.V.	221

Gold (0.0%)

24,262 Hycroft Mining Corp., acquired 9/22/2014 - 6/09/2015; cost $850(d),(e),(f),(p)	—

13 | USAA Cornerstone Moderately Conservative Fund

		Market
Number		Value
of Shares	Security	(000)

Paper Packaging (0.2%)

1,160	Avery Dennison Corp.	$137
2,480	International Paper Co.	148
2,010	WestRock Co.	132
		417
	Total Materials	638
	Total Common Stocks (cost: $1,475)	638

EXCHANGE-TRADED FUNDS (1.3%)

11,700	First Trust Global Tactical Commodity Strategy Fund	243
35,900	PowerShares DB Commodity Index Tracking Fund(p)	596
22,900	United States Commodity Index Fund(p)	972
33,800	VanEck Vectors Gold Miners ETF	722
8,800	VanEck Vectors Junior Gold Miners ETF	276
	Total Exchange-Traded Funds (cost: $3,104)	2,809
	Total Precious Metals and Commodity-Related Securities (cost: $4,579)	3,447

GLOBAL REAL ESTATE EQUITY SECURITIES (0.6%)

COMMON STOCKS (0.3%)

Financials (0.0%)

REITs - Mortgage (0.0%)

11,130 Annaly Capital Management, Inc.	112

Real Estate (0.3%)

REITs - Health Care (0.0%)

1,740 Ventas, Inc.	84

REITs - Hotel & Resort (0.1%)

6,170 Host Hotels & Resorts, Inc.	114

REITs - Office (0.1%)

1,950 Vornado Realty Trust	130

REITs - Residential (0.1%)

1,390 Mid-America Apartment Communities, Inc.	119

REITs - Specialized (0.0%)

740 American Tower Corp.	103
Total Real Estate	550
Total Common Stocks (cost: $681)	662

EXCHANGE-TRADED FUNDS (0.2%)

5,000 Vanguard REIT ETF (cost: $397)	367

PREFERRED STOCKS (0.1%)

Financials (0.1%)

REITs - Mortgage (0.1%)

8,000 Arbor Realty Trust, Inc., 7.37% (cost: $200)	206
Total Global Real Estate Equity Securities (cost: $1,278)	1,235

Portfolio of Investments | 14

Principal		Coupon		Market
				Value
Amount
(000)	Security	Rate	Maturity	(000)

MONEY MARKET INSTRUMENTS (4.4%)

COMMERCIAL PAPER (3.6%)

$900	Archer-Daniels-Midland Co. (a)	1.62%	3/21/2018 $	899
900	Barton Capital Corp. (a)	1.66	3/15/2018	899
900	Caterpillar Finance Service Co.	1.68	3/08/2018	900
900	Crown Point Capital Co. (a)	1.50	3/06/2018	900
914	Gotham Funding Corp. (a)	1.45	3/07/2018	914
750	LMA S.A. & LMA Americas, LLC (a)	1.60	3/20/2018	749
900	Manhattan Asset Funding (a)	1.55	3/07/2018	900
900	Nieuw Amsterdam Receivables (a)	1.52	3/08/2018	900
850	Victory Receivables Corp. (a)	1.58	3/01/2018	850
	Total Commercial Paper (cost: $7,911)			7,911

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.8%)

1,737,497 State Street Institutional Treasury Money Market Fund Premier Class,
1.33%(s)(cost: $1,737)	1,737
Total Money Market Instruments (cost: $9,648)	9,648

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.1%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)

71,797 Fidelity Government Fund Institutional Class, 1.26%(s)						72
81,951 Invesco Government & Agency Portfolio Institutional Class, 1.30%(s)						82
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $154)					154
	Total Investments (cost: $212,835)					$217,678

						Unrealized
						Appreciation/
Number of		Expiration	Notional		Contract	Depreciation
Contracts	Description	Date	Amount (000)		Value (000)	(000)

	FUTURES (3.6%)
	LONG FUTURES
	Equity Contracts
19	E-mini S&P 500	03/16/2018	USD	2,521	$2,579	$57
83	Euro STOXX 50	03/16/2018	EUR	2,970	3,481	(142)
36	TOPIX Index	03/08/2018	JPY	642,499	5,966	(56)
	Total Long Futures
					$12,026	$(141)
	SHORT FUTURES
	Interest Rate Contracts
29	U.S. Treasury Bonds	06/20/2018	USD	(4,132)	(4,160)	(28)
	Total Short Futures
					$(4,160)	$(28)
	Total Futures
					$7,866	$(169)

15 | USAA Cornerstone Moderately Conservative Fund

($ in 000s)		VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$—	$1,507	$—	$1,507
Collateralized Mortgage Obligation	—	818	—	818
Commercial Mortgage Securities	—	4,674	—	4,674
Convertible Securities	—	—	752	752
Corporate Obligations	—	11,240	—	11,240
Eurodollar and Yankee Obligations	—	1,136	—	1,136
Fixed-Income Exchange-Traded Funds	35,120	—	—	35,120
U.S. Government Agency Issues	—	25,236	—	25,236
U.S. Treasury Securities	42,926	1,746	—	44,672
U.S. Equity Securities:
Common Stocks	23,525	—	—	23,525
Exchange-Traded Funds	12,007	—	—	12,007
Preferred Stocks	—	4,214	—	4,214
International Equity Securities:
Common Stocks	281	—	—	281
Exchange-Traded Funds	38,012	—	—	38,012
Precious Metals and Commodity-Related Securities:
Common Stocks	638	—	—	638
Exchange-Traded Funds	2,809	—	—	2,809
Global Real Estate Equity Securities:
Common Stocks	662	—	—	662
Exchange-Traded Funds	367	—	—	367
Preferred Stocks	—	206	—	206
Money Market Instruments:
Commercial Paper	—	7,911	—	7,911
Government & U.S. Treasury Money Market
Funds	1,737	—	—	1,737
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	154	—	—	154
Futures(1)	57	—	—	57
Total	$158,295	$58,688	$752	$217,735
Liabilities	LEVEL 1	LEVEL 2	LEVEL 3	Total
Futures(1)	$ (226)	$—	$—	$ (226)

Total	$(226)	$—	$—	$(226)

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Portfolio of Investments | 16

RECONCILIATION OF LEVEL 3 INVESTMENTS

	Convertible	Common
($ in 000s)	Securities	Stocks

Balance as of May 31, 2017	$1,094	$31
Purchases	66	–
Sales	–	–
Transfers into Level 3	–	–
Transfers out of Level 3	–	–
Net realized gain (loss) on investments	–	–
Change in net unrealized appreciation/(depreciation) of investments	(408)	(31)
Balance as of February 28, 2018	$752	$–

For the period of June 1, 2017, through February 28, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS*

	Fair Value at		Significant
	February 28, 2018	Valuation	Unobservable
Assets	($ in 000's)	Technique(s)	Input(s)	Range

Bonds:
Convertible Securities	$752	Market	Average Value Per	$56.87
		Comparables	Recoverable Ounce(a)
			Comparable Discount	40%
			Adjustment(b)

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

* Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, earnings per share, or average value per recoverable ounce will increase the value of the security while an increase in the discount for lack of marketability or comparable discount adjustment will decrease the value of the security.

17 | USAA Cornerstone Moderately Conservative Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Cornerstone Moderately Conservative Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

Notes to Portfolio of Investments | 18

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options

19 | USAA Cornerstone Moderately Conservative Fund

exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

10.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's Net Asset Value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by last quoted price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be

Notes to Portfolio of Investments | 20

employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At February 28, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$150,000	$—	$154,000

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded

21 | USAA Cornerstone Moderately Conservative Fund

futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at February 28, 2018, did not include master netting provisions.

F.Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

G.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $217,636,000 at February 28, 2018, and, in total, may not equal 100%. Investments in foreign securities were 19.3% of net assets at February 28, 2018.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

H.Transactions with affiliated funds – The following tables provide details related to the Fund's investment in the USAA Funds for the nine-month period ended February 28, 2018 (in thousands):

Change
in net
				Realized	Capital	unrealized
($ in 000s)	Purchases	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost*	Proceeds	Income	(Loss)	Distributions	depreciation	05/31/17 02/28/18
MSCI Emerging Markets Value Momentum
Blend Index ETF	$201	$—	$—	$—	$—	$7	$—	$208

* Includes reinvestment of distributions from dividend income and realized gains.

I.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund

Notes to Portfolio of Investments | 22

groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

J.New Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Fund believes the adoption of these ASUs will not have material impact on its financial statement disclosures

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

23 | USAA Cornerstone Moderately Conservative Fund

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

LIBOR	London Interbank Offered Rate
REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.
STRIPS	Separate trading of registered interest and principal of securities

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 28, 2018.

(c)Stated interest rates may change slightly over time as underlying mortgages paydown.

(d)Security deemed illiquid by the USAA Asset Management Company, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 28, 2018, was $1,269,000, which represented 0.6% of the Fund's net assets.

Notes to Portfolio of Investments | 24

(e)Security was fair valued at February 28, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by the Trust's Board of Trustees. The total value of all such securities was $752,000, which represented 0.3% of the Fund's net assets.

(f)Security was fair valued at Level 3.

(g)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(h)All of the coupon is PIK.

(i)Senior loan (loan) – is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the all in interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 28, 2018. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(j)At February 28, 2018, the issuer was in default with respect to interest and/or principal payments.

(k)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(l)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(m)The security, or a portion thereof, is segregated to cover the value of open futures contracts at February 28, 2018.

(n)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(o)Securities with a value of $481,000 are segregated as collateral for initial margin requirements on open futures contracts.

25 | USAA Cornerstone Moderately Conservative Fund

(p)Non-income-producing security.

(q)The security, or a portion thereof, was out on loan as of February 28, 2018.

(r)Restricted security that is not registered under the Securities Act of 1933.

(s)Rate represents the money market fund annualized seven-day yield at February 28, 2018.

Notes to Portfolio of Investments | 26

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA INTERNATIONAL FUND

FEBRUARY 28, 2018

(Form N-Q)

48476 -0418	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA International Fund

February 28, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (98.5%)

COMMON STOCKS (98.1%)

Consumer Discretionary (11.9%)

Advertising (1.3%)

64,600	Gendai Agency, Inc.(a)	$342
28,682	Stroeer SE & Co. KGaA(a)	2,039
2,907,237	WPP plc(a)	55,528
		57,909

Apparel Retail (0.1%)

106,700	Honeys Holdings Co. Ltd.(a)	1,053
149,395	Nishimatsuya Chain Co. Ltd.(a)	1,777
73,780	PAL GROUP Holdings Co. Ltd.(a)	2,073
21,551	SMCP S.A.(a),(b),(c)	540
		5,443

Apparel, Accessories & Luxury Goods (1.7%)

4,406,620	361 Degrees International Ltd.(a)	1,606
12,605	Hermes International(a),(d)	6,779
73,508	Luxottica Group S.p.A.(a)	4,409
179,874	LVMH Moet Hennessy Louis Vuitton SE(a)	53,742
115,635	Sanyo Shokai Ltd.(a)	2,665
45,964	Ted Baker plc(a)	1,921
5,629,730	Xtep International Holdings Ltd.(a),(d)	2,493
		73,615

Auto Parts & Equipment (2.2%)

159,600	Ahresty Corp.(a)	1,530
194,400	Aisan Industry Co. Ltd.(a)	2,213
843,900	Denso Corp.(a)	49,253
134,305	Exedy Corp.(a)	4,363
18,115	Faurecia S.A.(a)	1,523
118,600	F-Tech, Inc.(a)	1,488
55,000	G-Tekt Corp.(a)	1,091
59,300	Imasen Electric Industrial(a)	662
240,605	Keihin Corp.(a)	4,995
125,100	Nihon Plast Co. Ltd.(a)	1,164
216,615	Nissin Kogyo Co. Ltd.(a)	3,826
211,495	NOK Corp.(a)	4,504
205,700	Showa Corp.(a)	3,292
237,295	Sumitomo Riko Co. Ltd.(a)	2,418
253,155	Tokai Rika Co. Ltd.(a)	5,476
185,200	Toyoda Gosei Co. Ltd.(a)	4,471
44,700	U-Shin Ltd.(a),(c)	318
57,000	Yorozu Corp.(a)	1,054
		93,641

1| USAA International Fund

		Market
Number		Value
of Shares	Security	(000)

Automobile Manufacturers (0.6%)

3,026,545	Dongfeng Motor Group Co. Ltd. "H"(a)	$3,809
370,495	Honda Motor Co. Ltd.(a)	13,355
127,412	Kia Motors Corp.(a)	4,029
444,225	Mitsubishi Motors Corp.(a)	3,512
29,657	Renault S.A.(a)	3,206
		27,911

Automotive Retail (0.1%)

1,062,089 Halfords Group plc(a)	5,170

Broadcasting (1.0%)

177,255	Fuji Media Holdings, Inc.(a)	3,048
45,495	Metropole Television S.A.(a)	1,292
250,965	Nippon Television Holdings, Inc.(a)	4,769
618,744	ProSiebenSat.1 Media SE(a)	24,554
231,173	RAI Way S.p.A.(a),(b)	1,305
325,281	Television Francaise 1(a)	4,592
180,800	Tokyo Broadcasting System Holdings, Inc.(a)	4,050
86,355	TV Asahi Holdings Corp.(a)	1,753
		45,363

Casinos & Gaming (0.2%)

372,735	Kindred Group plc(a)	5,981
330,000	Melco International Dev. Ltd.(a)	918
		6,899

Computer & Electronics Retail (0.2%)

234,995	CECONOMY AG(a)	3,077
144,600	EDION Corp.(a)	1,744
167,638	Unieuro S.p.A.(a),(b)	2,657
229,000	Yamada Denki Co. Ltd.(a)	1,445
		8,923

Consumer Electronics (0.2%)

290,805	Funai Electric Co. Ltd.(a)	2,087
156,790	Nikon Corp.(a)	3,190
1,986,790	Pioneer Corp.(a),(c)	3,580
		8,857

Department Stores (0.1%)

1,321,500	Lifestyle International Holdings Ltd.(a)	1,937
1,050,106	Marks & Spencer Group plc(a)	4,256
		6,193

Education Services (0.1%)

62,335 Benesse Holdings, Inc.(a)	2,236

Footwear (0.1%)

8,325,390	Daphne International Holdings Ltd.(a),(c)	539
586,753	Geox S.p.A.(a)	2,024
		2,563

General Merchandise Stores (0.1%)

818,854 B&M European Value Retail S.A.(a)	4,630

Home Improvement Retail (0.1%)

96,800 Kohnan Shoji Co. Ltd.(a)	2,269

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

Homebuilding (0.2%)

273,500	Haseko Corp.(a)	$4,010
126,900	Meiwa Estate Co. Ltd.(a)	989
194,044	Redrow plc(a)	1,566
		6,565

Household Appliances (0.1%)

38,400 SodaStream International Ltd.(c)	3,107

Internet & Direct Marketing Retail (0.0%)

771,039 Qliro Group AB(a),(c)	1,333

Leisure Facilities (0.1%)

549,400 Tokyo Dome Corp.(a)	5,024

Leisure Products (0.4%)

73,556	Beneteau S.A.(a)	1,717
89,176	Games Workshop Group plc(a)	2,920
29,900	Mizuno Corp.(a)	884
125,695	Sankyo Co. Ltd.(a)	4,515
189,081	Technogym S.p.A.(a),(b)	1,891
32,786	Trigano S.A.(a)	5,835
		17,762

Movies & Entertainment (0.3%)

221,435	Avex, Inc.(a)	3,368
132,685	CTS Eventim AG & Co. KGaA(a)	6,463
235,326	Mondo TV S.p.A.(a),(c)	1,638
		11,469

Publishing (0.0%)

46,275 Proto Corp.(a)	789

Restaurants (2.4%)

2,608,988	Compass Group plc(a)	55,489
197,500	Fairwood Holdings Ltd.(a)	822
206,788	Greggs plc(a)	3,395
926,906	SSP Group plc(a)	7,678
846,863	Yum China Holdings, Inc.	36,686
		104,070

Specialty Stores (0.3%)

1,177,265	JD Sports Fashion plc(a)	6,197
1,066,444	Pets at Home Group plc(a)	2,513
182,385	Xebio Holdings Co. Ltd.(a)	3,688
		12,398

Textiles (0.0%)

134,600 Shikibo Ltd.(a)	1,740
Total Consumer Discretionary	515,879

Consumer Staples (12.6%)

Agricultural Products (0.1%)

113,500	Chubu Shiryo Co. Ltd.(a)	2,145
17,576	Vilmorin & Cie S.A.(a)	1,592
		3,737

3| USAA International Fund

		Market
Number		Value
of Shares	Security	(000)

Brewers (1.0%)

3,531,800	Ambev S.A. ADR	$23,839
161,332	Carlsberg A/S "B"(a)	19,770
		43,609

Distillers & Vintners (2.5%)

1,284,333	Diageo plc(a)	43,528
405,393	Pernod Ricard S.A.(a)	66,584
		110,112

Drug Retail (0.1%)

169,300 Cawachi Ltd.(a)	4,145

Food Distributors (0.2%)

510,335	Conviviality plc(a)	2,010
40,600	Lacto Japan Co. Ltd.(a)	1,463
978,154	Metcash Ltd.(a)	2,452
75,600	Mitsubishi Shokuhin Co. Ltd.(a)	2,270
33,300	Yamatane Corp.(a)	609
		8,804

Food Retail (0.3%)

27,100	Heiwado Co. Ltd.(a)	625
1,855,197	J Sainsbury plc(a)	6,584
1,426,535	Tesco plc(a)	4,129
		11,338

Household Products (1.6%)

808,700	Essity AB "B"(a),(c)	22,129
590,337	Reckitt Benckiser Group plc(a)	46,804
67,200	ST Corp.(a)	1,456
		70,389

Hypermarkets & Super Centers (0.1%)

207,306 METRO AG(a)	4,057

Packaged Foods & Meats (3.6%)

904,489	a2 Milk Co. Ltd.(a),(c)	8,623
383,023	Austevoll Seafood ASA(a)	3,413
37,470	Cranswick plc(a)	1,571
480,252	Danone S.A.(a)	38,317
1,123,500	Feed One Co. Ltd.(a)	2,579
91,514	La Doria S.p.A.(a)	1,487
139,200	Morinaga Milk Industry Co. Ltd.(a)	5,605
1,180,970	Nestle S.A.(a)	94,005
11,000	Nisshin Oillio Group Ltd.(a)	298
80,978	Salmar ASA(a)	2,867
		158,765

Personal Products (2.4%)

448,579	Beiersdorf AG(a)	49,283
343,500	Kao Corp.(a)	25,092
127,017	L'Oreal S.A.(a)	27,376
28,315	Oriflame Holding AG(a)	1,333
21,000	Sagami Rubber Industries Co. Ltd.(a)	344
		103,428

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

Tobacco (0.7%)

1,075,500 Japan Tobacco, Inc.(a)	$30,649
Total Consumer Staples	549,033

Energy (4.5%)

Coal & Consumable Fuels (0.0%)

50,067	Cameco Corp.	442
6,885,900	Geo Energy Resources Ltd.(a)	1,205
		1,647

Integrated Oil & Gas (3.7%)

2,606,105	BP plc(a)	16,905
2,392,186	Eni S.p.A.(a)	39,822
1,395,254	Gazprom PJSC ADR	6,920
108,524	LUKOIL PJSC ADR	7,206
364,089	Petroleo Brasileiro S.A. ADR(c)	5,112
434,758	Royal Dutch Shell plc "B"(a)	13,788
146,451	Statoil ASA(a)	3,324
1,370,155	Suncor Energy, Inc.	45,102
700,600	Surgutneftegas ADR(a)	3,497
279,095	Surgutneftegas ADR	1,382
296,771	TOTAL S.A.(a)	16,944
		160,002

Oil & Gas Drilling (0.0%)

79,760 Songa Offshore(a),(c)	533

Oil & Gas Equipment & Services (0.3%)

385,262	BW Offshore Ltd.(a),(c)	2,077
177,621	Fugro N.V.(a),(c)	2,580
153,015	Ocean Yield ASA(a)	1,412
839,238	Saipem S.p.A.(a),(c)	3,427
322,064	Subsea 7 S.A.(a)	4,779
		14,275

Oil & Gas Exploration & Production (0.5%)

378,803	Advantage Oil & Gas Ltd.(c)	1,071
173,097	ARC Resources Ltd.	1,670
3,371,323	Beach Energy Ltd.(a)	3,406
478,359	Faroe Petroleum plc(a),(c)	690
344,800	Inpex Corp.(a)	4,120
237,325	Japan Petroleum Exploration Co. Ltd.(a)	5,554
649,900	Painted Pony Energy Ltd.(c),(d)	912
104,808	Tethys Oil AB(a)	818
115,554	Tourmaline Oil Corp.(c)	1,681
		19,922
	Total Energy	196,379

Financials (17.6%)

Asset Management & Custody Banks (1.4%)

97,090	Banca Generali S.p.A.(a)	3,215
279,236	GAM Holding AG(a)	5,051
585,414	Julius Baer Group Ltd.(a),(c)	37,858
496,940	Magellan Financial Group Ltd.(a)	9,730
1,071,327	Platinum Asset Management Ltd.(a)	5,241
482,100	Uranium Participation Corp.(c)	1,503
		62,598

5| USAA International Fund

		Market
Number		Value
of Shares	Security	(000)

Consumer Finance (0.1%)

446,869	B2Holding ASA(a)	$1,135
27,200	Jaccs Co. Ltd.(a)	636
		1,771

Diversified Banks (8.4%)

943,331	Allahabad Bank(a),(c)	758
192,077	Alpha Bank AE(a),(c)	454
481,462	Bank of Ireland Group plc(a),(c)	4,511
10,569,802	Barclays plc(a)	31,021
65,964	BAWAG Group AG(a),(b),(c)	3,589
43,813	BGEO Group plc(a)	2,037
139,194	BNP Paribas S.A.(a)	11,006
720,310	BPER Banca(a)	4,248
1,312,925	CaixaBank S.A.(a)	6,379
447,003	Canara Bank(a)	2,033
949,267	Corp. Bank(a),(c)	489
247,735	Dah Sing Financial Holdings Ltd.(a)	1,603
2,540,100	DBS Group Holdings Ltd.(a)	54,598
78,481	FinecoBank Banca Fineco S.p.A.(a)	963
1,797,560	HSBC Holdings plc(a)	17,696
4,108,957	ING Groep N.V.(a)	72,036
9,294,856	Intesa Sanpaolo S.p.A.(a)	34,908
95,294	KB Financial Group, Inc.(a)	5,609
369,823	KBC Group N.V.(a)	34,781
1,613,985	Mitsubishi UFJ Financial Group, Inc.(a)	11,398
5,046,025	Mizuho Financial Group, Inc.(a)	9,368
257,525	Norwegian Finans Holding ASA(a),(c)	2,962
189,400	Sberbank of Russia PJSC ADR	3,837
87,807	Shinhan Financial Group Co. Ltd.(a)	3,809
143,224	Societe Generale S.A.(a)	8,212
660,936	Standard Chartered plc(a),(c)	7,356
253,255	Sumitomo Mitsui Financial Group, Inc.(a)	10,980
153,870	Sumitomo Mitsui Trust Holdings, Inc.(a)	6,197
1,868,355	Unicaja Banco S.A.(a),(b),(c)	3,239
428,213	UniCredit S.p.A.(a),(c)	9,064
		365,141

Diversified Capital Markets (1.8%)

4,157,121 UBS Group AG(a),(c)	78,816

Insurance Brokers (0.1%)

145,136 Jardine Lloyd Thompson Group plc(a)	2,636

Investment Banking & Brokerage (0.2%)

120,500	Aizawa Securities Co. Ltd.(a)	903
340,415	CMC Markets plc(a),(b)	719
687,000	Haitong International Securities Group Ltd.(a)	412
182,100	Ichiyoshi Securities Co. Ltd.(a)	2,138
167,498	IG Group Holdings plc(a)	1,853
60,700	IwaiCosmo Holdings, Inc.(a)	807
19,189	Swissquote Group Holding S.A.(a)	987
		7,819

Life & Health Insurance (2.8%)

9,040,200	AIA Group Ltd.(a)	75,065
309,870	Dai-ichi Life Holdings, Inc.(a)	6,128
760,390	Prudential plc(a)	19,029
11,488,320	Shin Kong Financial Holding Co. Ltd.(a)	4,660
277,353	Societa Cattolica di Assicurazioni(a)	3,296
276,600	Storebrand ASA(a)	2,402
479,910	T&D Holdings, Inc.(a)	7,919

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)

291,457	Tongyang Life Insurance Co. Ltd.(a)	$1,927
91,404	Wuestenrot & Wuerttembergische AG(a)	2,557
		122,983

Multi-Line Insurance (1.2%)

126,899	Ageas(a)	6,644
22,839	ASR Nederland N.V.(a)	1,024
408,028	Assicurazioni Generali S.p.A.(a)	7,655
84,228	Topdanmark A/S(a),(c)	4,135
51,568	Vittoria Assicurazioni S.p.A.(a)	820
99,300	Zurich Insurance Group AG(a)	32,760
		53,038

Multi-Sector Holdings (0.1%)

50,882 Corp. Financiera Alba S.A.(a)	3,102

Other Diversified Financial Services (0.0%)

63,143,005 G-Resources Group Ltd.(a),(c)	660

Property & Casualty Insurance (0.2%)

406,469	Coface S.A.(a),(c)	4,725
506,462	Hastings Group Holdings plc(a)	2,175
		6,900

Regional Banks (0.4%)

126,600	77 Bank Ltd.(a)		3,163
14,700	Aichi Bank Ltd.(a)		731
128,700	Chiba Kogyo Bank Ltd(a)		590
429,000	FIDEA Holdings Co. Ltd.(a)		772
453,000	Hyakujushi Bank Ltd.(a)		1,522
25,100	Nanto Bank Ltd.(a)		697
3,400	Oita Bank Ltd.(a)		129
197,006	SpareBank 1	Nord Norge(a)	1,703
323,989	SpareBank 1	SMN(a)	3,779
142,960	SpareBank 1	SR-Bank ASA(a)	1,681
477,760	Tochigi Bank Ltd.(a)		1,961
58,600	Towa Bank Ltd.(a)		783
344,200	Tsukuba Bank Ltd.(a)		1,128
			18,639

Specialized Finance (0.2%)

2,110,261	Axactor AB(a),(c)	687
706,600	Japan Securities Finance Co. Ltd.(a)	4,355
231,180	Plus500 Ltd.(a)	3,763
23,400	Ricoh Leasing Co. Ltd.(a)	789
		9,594

Thrifts & Mortgage Finance (0.7%)

962,000	Housing Development Finance Corp. Ltd.(a)	26,332
459,186	OneSavings Bank plc(a)	2,571
179,271	Paragon Group of Cos. plc(a)	1,195
		30,098
	Total Financials	763,795

Health Care (11.3%)

Biotechnology (0.3%)

100,590	Abcam plc(a)	1,752
205,785	Bavarian Nordic A/S(a),(c)	8,242
303,910	Swedish Orphan Biovitrum AB(a),(c)	4,996
		14,990

7| USAA International Fund

		Market
Number		Value
of Shares	Security	(000)

Health Care Distributors (0.1%)

10,685	Lifco AB "B"(a)	$434
1,649,003	Sigma Healthcare Ltd.(a)	1,137
100,135	Suzuken Co., Ltd.(a)	4,068
		5,639

Health Care Equipment (2.4%)

23,289	Koninklijke Philips N.V.(a)	891
315,800	Nikkiso Co. Ltd.(a)	3,508
806,500	Olympus Corp.(a)	32,306
1,258,300	Terumo Corp.(a)	68,063
		104,768

Health Care Facilities (0.3%)

365,485	Capio AB(a),(b)	1,904
667,310	Estia Health Ltd.(a)	1,840
235,391	Metlifecare Ltd.(a)	1,009
1,975,214	Spire Healthcare Group plc(a),(b)	6,237
324,416	Summerset Group Holdings Ltd.(a)	1,489
		12,479

Health Care Services (0.1%)

250,000	China Cord Blood Corp.(c)	2,622
21,400	UNIMAT Retirement Community Co. Ltd.(a)	367
		2,989

Health Care Supplies (0.5%)

153,088 Essilor International Cie Generale d'Optique S.A.(a)	20,053

Health Care Technology (0.1%)

586,621 AGFA-Gevaert N.V.(a),(c)	2,879

Life Sciences Tools & Services (0.4%)

69,200	CMIC Holdings Co. Ltd.(a)	1,679
519,630	QIAGEN NV(a),(c)	17,560
		19,239

Pharmaceuticals (7.1%)

168,135	Almirall S.A.(a),(d)	1,801
33,500	ASKA Pharmaceutical Co. Ltd.(a)	668
163,687	AstraZeneca plc(a)	10,721
694,040	Bayer AG(a)	81,386
63,100	Daito Pharmaceutical Co. Ltd.(a)	2,058
71,370	Eisai Co. Ltd.(a)	3,792
88,503	Galenica AG(a),(b),(c)	4,315
3,572	Ipsen S.A.(a)	523
64,800	KYORIN Holdings, Inc.(a)	1,247
235,803	Merck KGaA(a)	23,629
576,847	Novartis AG(a)	48,263
949,158	Novo Nordisk A/S "B"(a)	48,932
107,910	Orexo AB(a),(c),(d)	516
12,310	Orion Oyj "A"(a)	458
296,338	Roche Holding AG(a)	68,712
40,600	Seikagaku Corp.(a)	793
130,000	Sumitomo Dainippon Pharma Co., Ltd.(a)	1,984
184,995	Takeda Pharmaceutical Co. Ltd.(a)	10,501
		310,299
	Total Health Care	493,335

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)

Industrials (15.1%)

Aerospace & Defense (1.0%)

504,947	Chemring Group plc(a)	$1,337
96,337	MTU Aero Engines AG(a)	16,119
28,202	OHB SE(a)	1,393
2,094,195	Rolls-Royce Holdings plc(a),(c)	24,031
		42,880

Agricultural & Farm Machinery (0.6%)

1,503,900 Kubota Corp.(a)	27,208

Air Freight & Logistics (0.2%)

533,533	CTT-Correios de Portugal S.A.(a),(d)	2,212
760,000	Mitsui-Soko Holdings Co. Ltd.(a),(c)	2,528
1,244,495	PostNL N.V.(a)	4,970
		9,710

Airlines (0.4%)

233,442	Air France-KLM(a),(c)	2,756
434,710	Dart Group plc(a)	4,813
330,379	Finnair Oyj(a)	4,884
1,124,456	SAS AB(a),(c),(d)	2,882
		15,335

Building Products (1.1%)

160,923	Cie de Saint-Gobain(a)	9,110
300,200	Daikin Industries Ltd.(a)	35,294
183,800	Nippon Sheet Glass Co. Ltd.(a),(c)	1,466
94,300	Noritz Corp.(a)	1,676
44,900	Sanko Metal Industrial Co. Ltd.(a)	1,771
		49,317

Commercial Printing (0.1%)

88,384	De La Rue plc(a)	748
67,600	Kosaido Co. Ltd.(a),(c)	331
256,770	Toppan Forms Co. Ltd.(a)	2,883
		3,962

Construction & Engineering (1.3%)

78,049	Bauer AG(a)	2,063
1,895,200	Chip Eng Seng Corp. Ltd.(a)	1,343
335,505	Chiyoda Corp.(a)	3,292
262,427	Costain Group plc(a)	1,598
214,510	JGC Corp.(a)	4,909
257,000	Kitano Construction Corp.(a)	1,061
80,198	Lehto Group Oyj(a)	1,337
3,007,300	Lian Beng Group Ltd.(a)	1,537
527,636	Maire Tecnimont S.p.A.(a)	2,562
116,000	Matsui Construction Co. Ltd.(a)	879
52,100	Miyaji Engineering Group, Inc.(a)	1,139
85,094	Morgan Sindall Group plc(a)	1,445
1,113,111	Mota-Engil SGPS S.A.(a)	5,397
96,400	Nishimatsu Construction Co. Ltd.(a)	2,419
761,613	NRW Holdings Ltd.(a),(c)	1,002
73,300	Okumura Corp.(a)	3,176
263,983	Peab AB(a)	2,420
165,300	PS Mitsubishi Construction Co. Ltd.(a)	1,255
929,755	Raubex Group Ltd.(a)	1,784
371,297	Service Stream Ltd.(a)	458
95,700	Tekken Corp.(a)	2,784
726,500	Tobishima Corp.(a)	1,230

9| USAA International Fund

		Market
Number		Value
of Shares	Security	(000)

835,700	Toyo Construction Co. Ltd.(a)	$4,206
207,785	Toyo Engineering Corp.(a)	1,946
1,741,000	United Engineers Ltd.(a)	3,386
		54,628

Construction Machinery & Heavy Trucks (0.1%)

101,000	Aichi Corp.(a)	701
98,004	Alstom S.A.(a)	4,119
29,400	Sakai Heavy Industries Ltd.(a)	1,452
		6,272

Diversified Support Services (0.1%)

276,085	Bravida Holding AB(a),(b)	1,959
738,200	Cityneon Holdings Ltd.(a),(c)	575
44,893	PayPoint plc(a)	494
306,893	SmartGroup Corp. Ltd.(a)	2,708
		5,736

Electrical Components & Equipment (2.7%)

64,500	Endo Lighting Corp.(a)	662
495,500	Johnson Electric Holdings Ltd.(a)	1,968
423,218	Legrand S.A.(a)	33,164
30,500	Nippon Seisen Co. Ltd.(a)	1,434
99,817	NKT A/S(a),(c)	3,482
761,788	Schneider Electric SE(a),(c)	65,982
291,000	SWCC Showa Holdings Co. Ltd.(a),(c)	2,823
262,590	Ushio, Inc.(a)	3,628
210,648	Zumtobel Group AG(a),(d)	2,250
		115,393

Environmental & Facilities Services (0.1%)

352,148	Derichebourg S.A.(a)	3,139
356,404	RPS Group plc(a)	1,108
		4,247

Human Resource & Employment Services (1.4%)

56,580	Adecco Group AG(a)	4,560
3,220,132	Hays plc(a)	8,522
53,034	Openjobmetis S.p.A agenzia per il lavoro(a),(c)	831
428,843	Pagegroup plc(a)	3,152
570,645	Randstad Holding N.V.(a)	40,806
54,213	Staffline Group plc(a)	726
183,999	SThree plc(a)	874
		59,471

Industrial Conglomerates (0.5%)

36,077	Rheinmetall AG(a)	4,774
833,782	Smiths Group plc(a)	18,277
		23,051

Industrial Machinery (1.2%)

102,800	FANUC Corp.(a)	25,921
6,182	Feintool International Holding AG(a)	773
4,709	Georg Fischer AG(a)	6,853
141,700	Hisaka Works Ltd.(a)	1,457
85,195	Japan Steel Works Ltd.(a)	2,618
41,900	Luxfer Holdings plc	563
188,900	Mitsubishi Heavy Industries Ltd.(a)	7,701
53,700	Sansei Technologies, Inc.(a)	637
12,822	Stabilus S.A.(a)	1,221
51,300	Takisawa Machine Tool Co. Ltd.(a)	1,052

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)

405,410	Toshiba Machine Co. Ltd.(a)	$2,894
		51,690

Marine (0.6%)

160,122	D/S Norden A/S(a),(c)	3,064
73,908	Kuehne & Nagel International AG(a)	12,035
30,700	NS United Kaiun Kaisha Ltd.(a)	655
12,999,015	Pacific Basin Shipping Ltd.(a),(c)	3,597
1,121,000	SITC International Holdings Co. Ltd.(a)	1,205
470,154	Wallenius Wilhelmsen Logistics(a),(c)	3,575
		24,131

Marine Ports & Services (0.1%)

71,832	Hamburger Hafen und Logistik AG(a)	1,759
81,100	Kamigumi Co. Ltd.(a)	1,771
		3,530

Office Services & Supplies (0.2%)

355,500	Kokuyo Co. Ltd.(a)	6,674
171,445	Relia, Inc.(a)	2,183
		8,857

Railroads (1.3%)

673,534	Canadian National Railway Co.	52,111
169,961	Go-Ahead Group plc(a)	3,575
		55,686

Research & Consulting Services (1.4%)

1,206,876	Experian plc(a)	25,765
30,432	Intertrust N.V.(a),(b)	644
1,433,541	RELX N.V.(a)	29,363
269,543	RELX plc(a)	5,538
		61,310

Security & Alarm Services (0.0%)

225,993 Prosegur Cash S.A.(a),(b)	711

Trading Companies & Distributors (0.7%)

76,600	Advan Co. Ltd.(a)	762
3,427	Bossard Holding AG "A"(a)	824
213,800	Fly Leasing Ltd.(c)	2,484
171,008	Grafton Group plc(a)	1,796
1,253,510	Howden Joinery Group plc(a)	7,613
141,000	Kyokuto Boeki Kaisha Ltd.(a)	655
102,400	Nagase & Co. Ltd.(a)	1,775
85,700	Onoken Co. Ltd.(a)	1,569
302,595	Ramirent Oyj(a)	2,884
276,143	Rexel S.A.(a)	4,868
64,600	Shinsho Corp.(a)	2,323
1,217,504	SIG plc(a)	2,416
131,200	Wakita & Co. Ltd.(a)	1,582
		31,551

Trucking (0.0%)

51,200 Hamakyorex Co. Ltd.(a)	1,710
Total Industrials	656,386

Information Technology (12.9%)

Application Software (2.2%)

191,854 Dassault Systemes SE(a)	24,823

11 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)

166,000	Focus Systems Corp.(a)	$1,470
305,841	GB Group plc(a)	1,787
477,166	Hansen Technologies Ltd.(a)	1,637
569,875	SAP SE(a)	59,873
36,408	SimCorp A/S(a)	2,278
21,394	Temenos Group AG(a)	2,508
		94,376

Communications Equipment (0.4%)

64,500	Ituran Location and Control Ltd.	2,229
514,781	Nokia Oyj(a)	3,010
61,569	Silicom Ltd.	3,903
939,002	Telefonaktiebolaget LM Ericsson "B"(a)	6,278
		15,420

Data Processing & Outsourced Services (1.2%)

658,134	Amadeus IT Group S.A.(a)	48,304
539,342	Link Administration Holdings Ltd.(a)	3,565
		51,869

Electronic Components (1.0%)

178,932	AT&S Austria Technologie & Systemtechnik AG(a)	4,782
90,300	Canon Electronics, Inc.(a)	2,170
135,110	Hosiden Corp.(a)	1,970
512,200	Kyocera Corp.(a)	30,155
296,015	Nichicon Corp.(a)	3,641
493,460	Simplo Technology Co. Ltd.(a)	3,061
		45,779

Electronic Equipment & Instruments (0.1%)

489,245	Citizen Watch Co. Ltd.(a)	3,726
273,000	Ikegami Tsushinki Co. Ltd.(a)	451
649	LEM Holding S.A.(a)	1,093
		5,270

Health Care Supplies (1.5%)

1,238,200 Hoya Corp.(a)	65,238

Home Entertainment Software (0.2%)

45,700	Cyberstep, Inc.(a),(c)	1,494
468,700	GungHo Online Entertainment, Inc.(a)	1,637
191,500	Marvelous, Inc.(a)	1,647
48,087	NHN Entertainment Corp.(a),(c)	3,462
71,993	THQ Nordic AB(a),(c)	1,281
9,136	Ubisoft Entertainment S.A.(a),(c)	752
		10,273

Internet Software & Services (1.1%)

82,739	Alibaba Group Holding Ltd. ADR(c)	15,401
68,331	Baidu, Inc. ADR(c)	17,243
154,080	DeNA Co. Ltd.(a)	2,793
612,570	Gree, Inc.(a)	3,842
35,231	Rightmove plc(a)	2,071
1,711	XING AG(a)	533
1,068,546	XLMedia plc(a)	2,725
809,942	ZPG plc(a),(b)	3,770
		48,378

IT Consulting & Other Services (1.8%)

4,266	Alten S.A.(a)	411
579,158	Appen Ltd.(a)	4,630

Portfolio of Investments | 12

		Market
Number		Value
of Shares	Security	(000)

274,957	Computacenter plc(a)	$4,153
204,955	Econocom Group S.A.(a)	1,659
53,461	FDM Group Holdings plc(a)	632
1,006,665	Fujitsu Ltd.(a)	6,027
104,169	Global Dominion Access S.A.(a),(b),(c)	588
91,160	Indra Sistemas S.A.(a),(c)	1,259
121,300	Ines Corp.(a)	1,218
26,700	InterXion Holding N.V.(c)	1,503
137,123	Softcat plc(a)	1,099
16,341	Sopra Steria Group(a)	3,167
1,069,281	Tata Consultancy Services Ltd.(a)	49,344
111,700	ULS Group, Inc.(a)	2,373
		78,063

Semiconductor Equipment (0.3%)

50,365	BE Semiconductor Industries N.V.(a)	4,959
24,264	Siltronic AG(a),(c)	3,566
87,590	Tokyo Seimitsu Co. Ltd.(a)	3,631
		12,156

Semiconductors (1.5%)

238,400	MediaTek, Inc.(a)	2,405
16,167	Melexis N.V.(a)	1,775
65,900	Miraial Co. Ltd.(a)	1,297
972,240	Shinko Electric Industries Co. Ltd.(a)	7,813
1,181,033	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	51,198
		64,488

Systems Software (0.8%)

26,200	Alpha Systems, Inc.(a)	560
307,940	Check Point Software Technologies Ltd.(c)	31,992
17,600	Talend S.A. ADR(c)	829
		33,381

Technology Distributors (0.1%)

222,004	Electrocomponents plc(a)	1,913
22,900	Elematec Corp.(a)	537
81,800	Marubun Corp.(a)	846
100,800	Ryoyo Electro Corp.(a)	1,791
		5,087

Technology Hardware, Storage, & Peripherals (0.7%)

4,763,325	Acer, Inc.(a)	3,927
155,785	Canon, Inc.(a)	5,945
1,447,689	Compal Electronics, Inc. GDR(e)	4,983
18,400	Eizo Corp.(a)	874
34,400	Fujitsu Frontech Ltd.(a)	583
138,400	Maxell Holdings Ltd.(a)	2,800
43,800	Melco Holdings, Inc.(a)	1,481
104,515	Neopost S.A.(a)	3,049
70,561	S&T AG(a)	1,776
875,000	Toshiba TEC Corp.(a)	5,434
		30,852
	Total Information Technology	560,630

Materials (8.0%)

Aluminum (0.1%)

164,500 UACJ Corp.(a)	4,000

Commodity Chemicals (0.5%)

93,200 Nippon Carbide Industries Co., Inc.(a)	1,952

13 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)

847,575	Orica Ltd.(a)	$12,215
18,300	Orion Engineered Carbons S.A.	504
276,500	Teijin Ltd.(a)	5,444
96,100	Toyobo Co. Ltd.(a)	1,887
		22,002

Construction Materials (0.3%)

571,630	Forterra plc(a),(b)	2,236
132,272	LafargeHolcim Ltd.(a)	7,705
43,599	Vicat S.A.(a)	3,478
		13,419

Copper (0.1%)

512,542	Central Asia Metals plc(a)	2,265
14,504,000	CST Group Ltd.(a),(c),(d)	75
		2,340

Diversified Chemicals (0.1%)

254,000	Daicel Corp.(a)	2,906
64,500	Ishihara Sangyo Kaisha Ltd.(a),(c)	921
		3,827

Diversified Metals & Mining (1.2%)

290,729	Anglo American plc(a)	7,056
44,464	Eramet(a),(c)	6,981
148,065	Northern Dynasty Minerals Ltd.(c),(d)	155
92,250	Pacific Metals Co. Ltd.(a),(c)	2,857
591,697	Rio Tinto plc(a)	31,694
1,453,678	Western Areas Ltd.(a),(d)	3,610
		52,353

Fertilizers & Agricultural Chemicals (0.2%)

7,428,010	China BlueChemical Ltd.(a)	2,244
695,391	Nufarm Ltd.(a)	4,440
		6,684

Forest Products (0.0%)

166,974 Svenska Cellulosa AB SCA "B"(a)	1,651

Gold (0.5%)

730,523	Acacia Mining plc(a)	1,398
330,510	Barrick Gold Corp.	3,807
584,021	Centerra Gold, Inc.(c)	3,058
1,191,136	Eldorado Gold Corp.(d)	1,263
1,098,746	Gold Fields Ltd.(a)	4,310
613,622	Kinross Gold Corp.(c)	2,197
1,529,903	Resolute Mining Ltd.(a)	1,319
1,255,723	St Barbara Ltd.(a)	3,994
		21,346

Industrial Gases (2.0%)

523,313	Air Liquide S.A.(a)	65,398
103,609	Linde AG(a),(c)	23,306
		88,704

Metal & Glass Containers (0.1%)

8,682	Groupe Guillin(a)	392
2,946,251	Nampak Ltd.(a),(c)	3,960
14,688	Vidrala S.A.(a)	1,596
		5,948

Portfolio of Investments | 14

		Market
Number		Value
of Shares	Security	(000)

Paper Packaging (0.2%)

394,475	Amcor Ltd.	$4,259
3,592,000	AMVIG Holdings Ltd.(a)	937
205,080	Papeles y Cartones de Europa S.A.(a)	3,127
		8,323

Paper Products (0.3%)

65,814	Ahlstrom-Munksjo Oyj(a)	1,336
457,139	Altri SGPS S.A.(a)	2,594
431,868	Ence Energia y Celulosa S.A.(a)	2,820
124,900	Hokuetsu Kishu Paper Co. Ltd.(a)	803
146,900	Nippon Paper Industries Co. Ltd.(a)	2,891
55,477	Semapa-Sociedade de Investimento e Gestao(a)	1,296
		11,740

Precious Metals & Minerals (0.2%)

108,767	Anglo American Platinum Ltd.(a),(c)	3,368
665,898	Impala Platinum Holdings Ltd.(a),(c)	1,694
1,736,965	Petra Diamonds Ltd.(a),(c)	1,469
		6,531

Specialty Chemicals (1.6%)

463,235	Akzo Nobel N.V.(a)	44,870
185,039	DuluxGroup Ltd.(a)	1,098
261,320	JSR Corp.(a)	6,291
137,700	Osaka Soda Co. Ltd.(a)	3,689
135,100	Shin-Etsu Chemical Co. Ltd.(a)	14,174
49,711	Synthomer plc(a)	323
12,600	Takasago International Corp.(a)	374
		70,819

Steel (0.6%)

131,900	Chubu Steel Plate Co. Ltd.(a)	1,038
535,312	Evraz plc(a)	3,134
477,826	Ferrexpo plc(a)	2,041
180,780	Kyoei Steel Ltd.(a)	2,872
17,300	Mory Industries, Inc.(a)	587
277,245	Nakayama Steel Works Ltd.(a)	1,827
135,130	Neturen Co. Ltd.(a)	1,353
90,300	Nippon Koshuha Steel Co. Ltd.(a)	701
54,927	Salzgitter AG(a)	3,138
682,540	Tokyo Steel Manufacturing Co. Ltd.(a)	5,486
157,845	Yamato Kogyo Co. Ltd.(a)	4,597
		26,774
	Total Materials	346,461

Real Estate (1.7%)

Diversified Real Estate Activities (0.4%)

4,162,000	Emperor International Holdings Ltd.(a)	1,334
2,326,000	Far East Consortium International Ltd.(a)	1,309
178,000	Heiwa Real Estate Co. Ltd.(a)	3,313
85,900	Mugen Estate Co. Ltd.(a)	1,064
206,400	SAMTY Co. Ltd.(a)	3,658
143,000	Soundwill Holdings Ltd.(a)	283
55,400	Sun Frontier Fudousan Co. Ltd.(a)	624
787,200	Tokyu Fudosan Holdings Corp.(a)	5,802
		17,387

Real Estate Development (0.2%)

191,600 Goldcrest Co. Ltd.(a)	4,036

15 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)

252,856	TAG Immobilien AG(a)	$4,804
835,400	Wheelock Properties Singapore Ltd.(a)	1,172
		10,012

Real Estate Operating Companies (0.6%)

61,634	ADO Properties S.A.(a),(b)	3,215
69,812	CA Immobilien Anlagen AG(a)	2,046
166,457	Dios Fastigheter AB(a)	1,101
592,915	Gazit-Globe Ltd.(a)	5,997
315,318	Hemfosa Fastigheter AB(a)	3,707
166,000	Hysan Development Co. Ltd.(a)	960
2,335,849	Klovern AB "B"(a)	2,864
80,547	Kungsleden AB(a)	531
216,787	Wihlborgs Fastigheter AB(a)	4,986
		25,407

Real Estate Services (0.1%)

353,163 Savills plc(a)	4,635

REITs - Diversified (0.0%)

114 Kenedix Office Investment Corp.(a)	720

REITs - Industrial (0.1%)

1,255,358 Hansteen Holdings plc(a)	2,274

REITs - Office (0.1%)

54,010	Befimmo S.A.(a)	3,536
605,574	GDI Property Group(a)	587
		4,123

REITs - Residential (0.0%)

669,760 Irish Residential Properties REIT plc(a)	1,164

REITs - Retail (0.2%)

251,520	Immobiliare Grande Distribuzione SIIQ S.p.A.(a)	2,418
101,105	Mercialys SA(a)	1,978
1,045,883	NewRiver REIT plc(a)	4,233
20,838	Retail Estates N.V.(a)	1,802
		10,431
	Total Real Estate	76,153

Telecommunication Services (1.0%)

Alternative Carriers (0.1%)

1,885,000	NetLink NBN Trust(a),(c)	1,173
277,824	Retelit S.p.A.(a),(c)	575
330,187	SpeedCast International Ltd.(a)	1,408
		3,156

Integrated Telecommunication Services (0.7%)

1,864,494	BT Group plc(a)	6,144
13,642,275	China Telecom Corp. Ltd. "H"(a)	5,950
2,276,000	China Unicom Hong Kong Ltd.(a),(c)	2,915
388,594	Hellenic Telecommunications Organization S.A.(a)	5,496
208,750	KT Corp.(a)	5,368
1,907,692	Magyar Telekom Telecommunications plc(a)	3,370
		29,243

Wireless Telecommunication Services (0.2%)

563,335	China Mobile Ltd.(a)	5,241
108,539	Freenet AG(a)	3,758

Portfolio of Investments | 16

		Market
Number		Value
of Shares	Security	(000)

118,532	Orange Belgium S.A.(a)	$2,204
		11,203
	Total Telecommunication Services	43,602

Utilities (1.5%)

Electric Utilities (0.2%)

51,239	BKW AG(a)	2,944
75,930	Okinawa Electric Power Co. Inc(a)	2,064
187,738	Saeta Yield S.A.(a)	2,776
		7,784

Independent Power Producers & Energy Traders (0.1%)

1,302,723 NTPC Ltd.(a)	3,255

Multi-Utilities (1.1%)

2,791,560	Centrica plc(a)	5,484
463,968	E.ON SE(a)	4,727
2,311,079	Engie S.A.(a)	36,101
170,212	RWE AG(a),(c)	3,406
		49,718

Renewable Energy (0.1%)

174,016	Capital Stage AG(a)	1,487
726,878	Falck Renewables S.p.A.(a)	1,837
		3,324
	Total Utilities	64,081
	Total Common Stocks (cost: $3,017,672)	4,265,734

EXCHANGE-TRADED FUNDS (0.1%)

75,775 iShares Core MSCI EAFE ETF (cost: $4,927)	5,012

INVESTMENT COMPANIES (0.0%)

12,529 HBM Healthcare Investments AG "A"(a) (cost: $1,456)	1,825

PREFERRED STOCKS (0.3%)

Consumer Discretionary (0.1%)

Auto Parts & Equipment (0.1%)

225,973 Schaeffler AG (a)	3,677

Materials (0.0%)

Construction Materials (0.0%)

53,690 Buzzi Unicem S.p.A. (a)	766

Telecommunication Services (0.1%)

Integrated Telecommunication Services (0.1%)

160,700 Telefonica Brasil S.A.	2,507

Utilities (0.1%)

Electric Utilities (0.1%)

506,400 Cia Paranaense de Energia	3,954
Total Preferred Stocks (cost: $8,887)	10,904
Total Equity Securities (cost: $3,032,942)	4,283,475

17 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)

MONEY MARKET INSTRUMENTS (1.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.4%)

62,123,291 State Street Institutional Treasury Money Market Fund Premier Class, 1.33%(f)
(cost: $62,123)	$62,123

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.7%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.7%)

377,135	Federated Government Obligations Fund Institutional Class, 1.24%(f)			377
446,945	Fidelity Government Fund Institutional Class, 1.26%(f)			447
26,025,954	Invesco Government & Agency Portfolio Institutional Class, 1.30%(f)			26,026
872,762	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
Class, 1.26%(f)				873
3,348,700	Western Asset Institutional Government Reserve Institutional Class, 1.29%(f)			3,349
Total Short-Term Investments Purchased with Cash Collateral from Securities
Loaned (cost: $31,072)				31,072
Total Investments (cost: $3,126,137)				$4,376,670
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 337,791	$ 3,927,943	$—	$ 4,265,734
Exchange-Traded Funds	5,012	—	—	5,012
Investment Companies	—	1,825	—	1,825
Preferred Stocks	6,461	4,443	—	10,904
Money Market Instruments:
Government & U.S. Treasury Money Market	62,123	—	—	62,123
Funds
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	31,072	—	—	31,072
Total	$442,459	$3,934,211	$—	$4,376,670

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

FAIR VALUE LEVEL TRANSFERS

For the period of June 1, 2017, through February 28, 2018, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 18

	Transfers	Transfers	Transfers
	into	into	into
	(out of)	(out of)	(out of)
Assets ($ in 000s)	Level 1	Level 2	Level 3
Common Stocks(I)	$(3,085,318)	$3,085,318	$–
Investment Companies(I)	(1,499)	1,499	–
Preferred Stocks(I)	(2,150)	2,150	–
Total	$(3,088,967)	$3,088,967	$–

(I)Transferred from Level 1 to Level 2 due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

19 | USAA International Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA International Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: International Fund Shares (Fund Shares), International Fund Institutional Shares (Institutional Shares), and International Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional

Notes to Portfolio of Investments | 20

information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

21 | USAA International Fund

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's Net Asset Value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans

Notes to Portfolio of Investments | 22

continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At February 28, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$12,521,000	$1,119,000	$31,072,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $4,347,803,000 at February 28, 2018, and, in total, may not equal 100%. Investments in foreign securities were 97.0% of net assets at February 28, 2018.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs,

23 | USAA International Fund

which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR	Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)Securities with a value of $3,929,228,000, which represented 90.4% of the Fund's net assets, were classified as Level 2 at February 28, 2018, due to the prices being adjusted to take into account significant market movements following the close of local trading.

(b)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(c)Non-income-producing security.

(d)The security, or a portion thereof, was out on loan as of February 28, 2018.

(e)Security was fair valued at February 28, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by the Trust's Board of Trustees. The total value of all such securities was $4,983,000, which represented less than 0.1% of the Fund's net assets.

(f)Rate represents the money market fund annualized seven-day yield at February 28, 2018.

Notes to Portfolio of Investments | 24

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA PRECIOUS METALS AND MINERALS FUND

FEBRUARY 28, 2018

(Form N-Q)

48478 -0418	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Precious Metals And Minerals Fund

February 28, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (98.0%)

COMMON STOCKS (98.0%)

Gold (87.1%)

African Gold Companies (6.2%)

700,000	AngloGold Ashanti Ltd. ADR	$6,538
770,000	Endeavour Mining Corp.(a),(b)	14,522
3,200,000	Gold Fields Ltd. ADR	12,544
8,566,400	Great Basin Gold Ltd.(a),(c),(d)	—
6,500,000	Great Basin Gold Ltd.(a),(c),(d),(e),(f)	—
		33,604

Australian Gold Companies (19.3%)

13,200,000	Doray Minerals Ltd.(a),(b)	2,871
9,473,686	Gascoyne Resources Ltd.(a),(b)	3,274
7,063,636	Kingsgate Consolidated Ltd.(a)	2,057
1,375,000	Newcrest Mining Ltd.	22,694
3,200,000	Northern Star Resources Ltd.	15,634
6,400,000	OceanaGold Corp.	17,057
900,000	OceanaGold Corp.(b)	2,399
13,145,000	Perseus Mining Ltd.(a),(b)	3,995
10,450,000	Perseus Mining Ltd.(a)	3,176
13,500,000	Ramelius Resources Ltd.(a)	4,509
6,800,000	Saracen Mineral Holdings Ltd.(a)	8,556
4,700,000	St Barbara Ltd.	14,967
3,400,000	Westgold Resources Ltd.(a)	4,225
		105,414

European Gold Companies (6.5%)

6,500,000	Centamin plc	13,474
270,000	Randgold Resources Ltd. ADR	21,876
		35,350

North American Gold Companies (51.5%)

600,000	Agnico Eagle Mines Ltd.	22,854
8,403,900	Alacer Gold Corp.(a),(b)	13,229
2,700,000	Alamos Gold, Inc. "A"	13,719
40,000	AXMIN, Inc.(a),(e)	1
200,000	AXMIN, Inc.(a),(e)	5
4,400,000	B2Gold Corp.(a)	13,064
250,000	Barrick Gold Corp.	2,880
3,400,000	Centerra Gold, Inc.(a)	17,806
1,750,000	Continental Gold, Inc.(a),(b)	5,196
810,000	Detour Gold Corp.(a)	7,385
5,344,600	Dundee Precious Metals, Inc.(a)	12,745
7,000,000	Eldorado Gold Corp.(b)	7,420
850,000	Goldcorp, Inc.	10,634
7,907,400	Golden Star Resources Ltd.(a),(b)	5,555
1,975,000	Guyana Goldfields, Inc.(a),(b)	7,665

1| USAA Precious Metals And Minerals Fund

		Market
Number		Value
of Shares	Security	(000)

1,800,000	IAMGOLD Corp.(a)	$9,468
4,400,000	Kinross Gold Corp.(a)	15,752
803,414	Kirkland Lake Gold Ltd.	12,610
1,733,200	Klondex Mines Ltd.(a),(b)	2,404
5,757,622	Nautilus Minerals, Inc.(a),(e),(f)	1,189
2,400,000	New Gold, Inc.(a)	6,048
680,000	Newmont Mining Corp.	25,976
375,000	Northern Star Mining Ltd.(a),(c),(d),(e)	—
535,700	Osisko Gold Royalties Ltd.(b)	5,193
1,200,000	Pretium Resources, Inc.(a),(b)	7,668
170,000	Royal Gold, Inc.	13,731
4,700,000	SEMAFO, Inc.(a)	12,527
2,400,000	Tahoe Resources, Inc.(b)	11,746
700,000	Torex Gold Resources, Inc.(a)	5,455
3,700,000	Yamana Gold, Inc.	10,767
		280,692

South American Gold Companies (3.6%)

1,250,000 Cia de Minas Buenaventura SAA ADR	19,437
Total Gold	474,497

Platinum (0.2%)

2,900,000 Platinum Group Metals Ltd.(a),(b)	1,001

Silver (10.7%)

650,000	Fresnillo plc(g)	10,897
750,000	MAG Silver Corp.(a)	7,843
1,000,000	Pan American Silver Corp.	15,140
1,300,000	Wheaton Precious Metals Corp.	24,804
	Total Silver	58,684
	Total Common Stocks (cost: $726,461)	534,182

WARRANTS (0.0%)

Gold (0.0%)

Australian Gold Companies (0.0%)

779,738	Westgold Resources Ltd. (a),(b) (cost: $0)			133
	Total Equity Securities (cost: $726,461)			534,315

Principal		Coupon
Amount
(000)		Rate	Maturity

	MONEY MARKET INSTRUMENTS (1.6%)
	COMMERCIAL PAPER (1.5%)
$2,358	Alliant Energy Corp.(h)	1.80%	03/01/2018	2,358
1,800	Alliant Energy Corp.(h)	1.85	03/07/2018	1,799
4,117	Canadian Natural Resources Ltd.(h)	2.05	03/05/2018	4,116
	Total Commercial Paper (cost: $8,273)			8,273

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)

476,808 State Street Institutional Treasury Money Market Fund Premier Class, 1.33%(i)
(cost: $477)	477
Total Money Market Instruments (cost: $8,750)	8,750

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (2.2%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.2%)

563,629 Federated Government Obligations Fund Institutional Class, 1.24%(i)				$564
11,221 Fidelity Government Fund Institutional Class, 1.26%(i)				11
787,559 Goldman Sachs Financial Square Government Fund Institutional Class, 1.28%(i)				788
10,284,257 Invesco Government & Agency Portfolio Institutional Class, 1.30%(i)				10,284
383,373 Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
Class, 1.26%(i)				383
Total Short-Term Investments Purchased with Cash Collateral from Securities
Loaned (cost: $12,030)				12,030
Total Investments (cost: $747,241)				$555,095
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 485,624	$ 48,558	$—	$534,182
Warrants	133	—	—	133
Money Market Instruments:
Commercial Paper	—	8,273	—	8,273
Government & U.S. Treasury Money Market	477	—	—	477
Funds
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	12,030	—	—	12,030
Total	$498,264	$56,831	$—	$555,095

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

FAIR VALUE LEVEL TRANSFERS

For the period of June 1, 2017, through February 28, 2018, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

	Transfers	Transfers	Transfers
	into	into	into
	(out of)	(out of)	(out of)
Assets ($ in 000s)	Level 1	Level 2	Level 3
Common Stocks(I)	$(55,593)	$55,593	$–
Total	$(55,593)	$55,593	$–

(I)Transferred from Level 1 to Level 2 due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

3| USAA Precious Metals And Minerals Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Precious Metals and Minerals Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Precious Metals And Minerals Fund Shares (Fund Shares), Precious Metals and Minerals Fund Institutional Shares (Institutional Shares), and Precious Metals and Minerals Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional

Notes to Portfolio of Investments | 4

information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5| USAA Precious Metals And Minerals Fund

5.Repurchase agreements are valued at cost.

6.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's Net Asset Value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or

Notes to Portfolio of Investments | 6

other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At February 28, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$20,438,000	$9,470,000	$12,030,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $544,939,000 at February 28, 2018, and, in total, may not equal 100%. Investments in foreign securities were 85.9% of net assets at February 28, 2018.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

7| USAA Precious Metals And Minerals Fund

CATEGORIES AND DEFINITIONS

Warrants – Entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)The security, or a portion thereof, was out on loan as of February 28, 2018.

(c)Security was fair valued at February 28, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by the Trust's Board of Trustees. The total value of all such securities was zero.

(d)Security was fair valued at Level 3.

(e)Security deemed illiquid by the USAA Asset Management Company, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 28, 2018, was $1,195,000, which represented 0.2% of the Fund's net assets.

(f)Restricted security that is not registered under the Securities Act of 1933.

(g)Securities with a value of $10,897,000, which represented 2.0% of the Fund's net assets, were classified as Level 2 at February 28, 2018, due to the prices being adjusted to take into account significant market movements following the close of local trading.

(h)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(i)Rate represents the money market fund annualized seven-day yield at February 28, 2018.

Notes to Portfolio of Investments | 8

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA GOVERNMENT SECURITIES FUND

FEBRUARY 28, 2018

(Form N-Q)

48473 -0418	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Government Securities Fund

February 28, 2018 (unaudited)

Principal		Coupon	Maturity	Market
Amount				Value
(000)	Security	Rate	Date	(000)

BONDS (99.0%)

ASSET-BACKED SECURITIES (3.0%)

Government Securities (3.0%)

Student Loan ABS (3.0%)

$3,550	Navient Student Loan Trust 1 mo. LIBOR
	+ 0.51%	2.13%(a)	6/25/2031 $	3,542
2,000	Navient Student Loan Trust 1 mo. LIBOR
	+ 1.05%(b)	2.67(a)	6/25/2065	2,030
3,000	Navient Student Loan Trust 1 mo. LIBOR
	+ 0.75%(b)	2.37(a)	3/25/2066	3,034
4,079	Nelnet Student Loan Trust 3 mo. LIBOR +
	0.25%	1.92(a)	6/25/2041	3,800
4,679	SLM Student Loan Trust 1 mo. LIBOR +
	0.65%	2.27(a)	6/25/2055	4,734
1,086	SLM Student Loan Trust 3 mo. LIBOR +
	0.11%	1.86(a)	10/27/2025	1,085
	Total Government Securities			18,225
	Total Asset-Backed Securities (cost: $17,947)			18,225

MUNICIPAL BONDS (3.2%)

Connecticut (0.8%)

5,000 State	2.92	8/01/2023	4,823

Kansas (0.5%)

3,000 Development Finance Auth.	3.94	4/15/2026	3,050

New York (0.8%)

5,000 Port Authority of New York & New Jersey	2.53	10/15/2020	4,981

Texas (1.1%)

3,000	State	2.83	10/01/2025	2,913
4,000	State	3.01	10/01/2026	3,926
				6,839
	Total Municipal Bonds (cost: $20,106)			19,693
	U.S. GOVERNMENT AGENCY ISSUES (67.3%)(c)
	Government Securities (67.3%)
	Collateralized-Mortgage Obligations (3.3%)
4,487	Fannie Mae(+)	1.50	7/25/2027	4,257
2,061	Fannie Mae(+)	1.37	9/25/2027	1,942
1,759	Fannie Mae(+)	1.50	9/25/2027	1,651
1,771	Fannie Mae(+)	1.50	9/25/2027	1,670
1,915	Fannie Mae(+)	1.50	10/25/2027	1,800
1,775	Fannie Mae(+) 1 mo. LIBOR + 0.30%	1.92(a)	4/25/2035	1,776

1| USAA Government Securities Fund

Principal		Coupon	Maturity	Market
Amount				Value
(000)	Security	Rate	Date	(000)

$1,490	Fannie Mae(+) 1 mo. LIBOR + 0.30%	1.92%(a)	8/25/2037 $	1,483
2,655	Freddie Mac(+)	2.00	9/15/2026	2,591
1,052	Freddie Mac(+) 1 mo. LIBOR + 0.30%	1.89(a)	3/15/2036	1,053
1,738	Freddie Mac(+) 1 mo. LIBOR + 0.55%	2.14(a)	10/15/2041	1,754
	Total Collateralized-Mortgage Obligations			19,977

Commercial Mortgage-Backed Securities (38.0%)

1,930	Fannie Mae(+)	2.05	7/01/2019	1,915
1,339	Fannie Mae(+)	1.65	9/25/2019	1,332
9,754	Fannie Mae(+)	1.58	1/01/2020	9,558
10,000	Fannie Mae(+)	2.63	9/01/2021	9,922
21,076	Fannie Mae(+)	2.42	11/01/2022	20,644
8,265	Fannie Mae(+)	2.50	4/01/2023	8,067
2,151	Fannie Mae(+)	2.54	5/01/2023	2,108
1,648	Fannie Mae(+)	3.19(d)	7/25/2023	1,661
5,000	Fannie Mae(+)	2.16	10/25/2023	4,799
2,356	Fannie Mae(+)	2.71(d)	6/25/2025	2,301
2,395	Fannie Mae(+)	2.42(d)	9/25/2026	2,339
4,000	Fannie Mae(+)	3.06(d)	5/25/2027	3,931
8,500	Freddie Mac(+)	2.22	12/25/2018	8,486
3,000	Freddie Mac(+)	4.08(d)	11/25/2020	3,098
5,000	Freddie Mac(+)	2.86	1/25/2021	5,009
2,250	Freddie Mac(+)	2.27	3/25/2022	2,201
3,169	Freddie Mac(+)	1.69	4/25/2022	3,103
4,000	Freddie Mac(+)	2.72	6/25/2022	3,975
3,000	Freddie Mac(+)	2.35	7/25/2022	2,935
10,000	Freddie Mac(+)	2.31	8/25/2022	9,759
5,000	Freddie Mac(+)	2.51	11/25/2022	4,912
5,000	Freddie Mac(+)	2.64	1/25/2023	4,936
3,000	Freddie Mac(+)	3.32(d)	2/25/2023	3,051
3,000	Freddie Mac(+)	2.41	3/25/2023	2,928
5,000	Freddie Mac(+)	3.00	1/25/2024	4,997
10,030	Freddie Mac(+)	3.49	1/25/2024	10,284
3,000	Freddie Mac(+)	3.39	3/25/2024	3,062
20,000	Freddie Mac(+)	2.95	7/25/2024	19,880
3,677	Freddie Mac(+)	2.60	1/25/2025	3,642
3,000	Freddie Mac(+)	3.02	1/25/2025	2,990
5,000	Freddie Mac(+)(e)	3.59	1/25/2025	5,138
10,000	Freddie Mac(+)	3.28(d)	6/25/2025	10,122
4,684	Freddie Mac(+)	2.20	7/25/2025	4,505
4,000	Freddie Mac(+)	3.01	7/25/2025	3,973
3,000	Freddie Mac(+)	2.85	3/25/2026	2,921
5,000	Freddie Mac(+)	2.52	5/25/2026	4,764
5,000	Freddie Mac(+)	2.65	8/25/2026	4,796
2,431	Freddie Mac(+)	3.00	8/25/2026	2,436
4,500	Freddie Mac(+)	3.12(d)	9/25/2026	4,467
3,000	Freddie Mac(+)	3.12	6/25/2027	2,965
9,274	Freddie Mac(+)	3.19	7/25/2027	9,220
2,879	Freddie Mac(+)	3.19(d)	9/25/2027	2,857
5,000	Freddie Mac(+)	3.29	11/25/2027	5,001
	Total Commercial Mortgage-Backed Securities			230,990

Mortgage-Backed Pass-Through Securities (23.3%)

1,246	Fannie Mae(+)	3.50	5/01/2021	1,268
4,861	Fannie Mae(+)	3.00	2/01/2027	4,872
2,861	Fannie Mae(+)	3.00	2/01/2027	2,867
804	Fannie Mae(+)	5.00	12/01/2035	868
283	Fannie Mae(+)	5.50	11/01/2037	310
452	Fannie Mae(+)	6.00	5/01/2038	504
2,293	Fannie Mae(+)	4.00	8/01/2039	2,367
3,900	Fannie Mae(+)	3.50	1/01/2042	3,919
6,219	Fannie Mae(+)(f)	3.50	5/01/2042	6,249
4,972	Fannie Mae(+)	3.00	1/01/2048	4,822
91	Freddie Mac(+)	5.00	1/01/2021	94

Portfolio of Investments | 2

Principal		Coupon	Maturity	Market
Amount				Value
(000)	Security	Rate	Date	(000)

$687	Freddie Mac(+)	5.50%	12/01/2035 $	758
1,698	Freddie Mac(+)	4.00	9/01/2040	1,755
6,266	Freddie Mac(+)	3.50	5/01/2042	6,295
5,135	Freddie Mac(+)	3.00	6/01/2042	5,018
65	Government National Mortgage Assn. I	5.50	12/15/2018	66
10	Government National Mortgage Assn. I	8.50	6/15/2021	10
6	Government National Mortgage Assn. I	9.00	7/15/2021	7
5	Government National Mortgage Assn. I	8.50	7/15/2022	5
299	Government National Mortgage Assn. I	6.00	8/15/2022	308
30	Government National Mortgage Assn. I	8.00	6/15/2023	31
640	Government National Mortgage Assn. I	4.50	5/15/2024	675
682	Government National Mortgage Assn. I	4.50	9/15/2024	720
627	Government National Mortgage Assn. I	4.50	9/15/2024	654
660	Government National Mortgage Assn. I	4.50	10/15/2024	688
597	Government National Mortgage Assn. I	4.50	10/15/2024	630
49	Government National Mortgage Assn. I	7.00	4/15/2027	49
150	Government National Mortgage Assn. I	7.00	5/15/2027	168
115	Government National Mortgage Assn. I	8.00	5/15/2027	122
88	Government National Mortgage Assn. I	7.50	2/15/2028	98
292	Government National Mortgage Assn. I	6.00	4/15/2028	328
96	Government National Mortgage Assn. I	6.50	5/15/2028	107
26	Government National Mortgage Assn. I	6.50	5/15/2028	29
9	Government National Mortgage Assn. I	6.75	5/15/2028	10
63	Government National Mortgage Assn. I	6.50	7/15/2028	70
14	Government National Mortgage Assn. I	7.00	7/15/2028	14
36	Government National Mortgage Assn. I	7.00	8/15/2028	37
34	Government National Mortgage Assn. I	7.00	8/15/2028	38
49	Government National Mortgage Assn. I	6.50	9/15/2028	54
77	Government National Mortgage Assn. I	7.00	9/15/2028	82
34	Government National Mortgage Assn. I	6.00	11/15/2028	37
135	Government National Mortgage Assn. I	6.50	11/15/2028	151
9	Government National Mortgage Assn. I	6.50	1/15/2029	10
26	Government National Mortgage Assn. I	6.50	1/15/2029	29
149	Government National Mortgage Assn. I	6.00	2/15/2029	166
18	Government National Mortgage Assn. I	7.50	3/15/2029	20
39	Government National Mortgage Assn. I	7.50	4/15/2029	42
321	Government National Mortgage Assn. I	7.00	5/15/2029	353
406	Government National Mortgage Assn. I	7.00	6/15/2029	449
168	Government National Mortgage Assn. I	6.00	7/15/2029	188
93	Government National Mortgage Assn. I	7.50	10/15/2029	104
20	Government National Mortgage Assn. I	7.50	10/15/2029	20
74	Government National Mortgage Assn. I	8.00	7/15/2030	78
24	Government National Mortgage Assn. I	8.00	9/15/2030	26
13	Government National Mortgage Assn. I	7.50	12/15/2030	14
17	Government National Mortgage Assn. I	7.50	1/15/2031	19
168	Government National Mortgage Assn. I	6.50	3/15/2031	187
34	Government National Mortgage Assn. I	7.00	8/15/2031	35
75	Government National Mortgage Assn. I	7.00	9/15/2031	87
222	Government National Mortgage Assn. I	6.50	10/15/2031	247
86	Government National Mortgage Assn. I	7.00	10/15/2031	95
31	Government National Mortgage Assn. I	7.50	11/15/2031	33
177	Government National Mortgage Assn. I	6.50	1/15/2032	197
245	Government National Mortgage Assn. I	6.00	5/15/2032	273
26	Government National Mortgage Assn. I	7.00	6/15/2032	29
117	Government National Mortgage Assn. I	7.00	7/15/2032	131
290	Government National Mortgage Assn. I	6.50	8/15/2032	323
902	Government National Mortgage Assn. I	6.50	9/15/2032	1,031
905	Government National Mortgage Assn. I	6.00	1/15/2033	1,018
404	Government National Mortgage Assn. I	6.00	2/15/2033	457
280	Government National Mortgage Assn. I	6.00	7/15/2033	312
237	Government National Mortgage Assn. I	6.00	9/15/2033	266
2,435	Government National Mortgage Assn. I	5.50	10/15/2033	2,680
1,053	Government National Mortgage Assn. I	5.50	12/15/2033	1,157
567	Government National Mortgage Assn. I	5.50	7/15/2034	630
1,378	Government National Mortgage Assn. I	5.50	10/15/2035	1,527
344	Government National Mortgage Assn. I	6.00	3/15/2037	386

3| USAA Government Securities Fund

Principal		Coupon	Maturity	Market
Amount				Value
(000)	Security	Rate	Date	(000)

$282	Government National Mortgage Assn. I	6.00%	9/15/2037 $	315
679	Government National Mortgage Assn. I	5.50	3/15/2038	747
1,331	Government National Mortgage Assn. I	5.50	4/15/2038	1,466
454	Government National Mortgage Assn. I	6.00	5/15/2038	516
499	Government National Mortgage Assn. I	6.00	5/15/2038	566
382	Government National Mortgage Assn. I	6.00	9/15/2038	425
459	Government National Mortgage Assn. I	6.00	10/15/2038	511
673	Government National Mortgage Assn. I	6.00	12/15/2038	749
435	Government National Mortgage Assn. I	5.00	2/15/2039	466
2,604	Government National Mortgage Assn. I	5.50	6/15/2039	2,837
3,791	Government National Mortgage Assn. I	4.50	9/15/2039	4,020
2,650	Government National Mortgage Assn. I	4.50	11/15/2039	2,807
4,121	Government National Mortgage Assn. I	4.50	12/15/2039	4,366
12,518	Government National Mortgage Assn. I	4.50	2/15/2040	13,260
2,586	Government National Mortgage Assn. I	4.50	3/15/2040	2,739
1,238	Government National Mortgage Assn. I	4.50	6/15/2040	1,293
925	Government National Mortgage Assn. I	4.00	7/15/2040	952
2,488	Government National Mortgage Assn. I	4.50	7/15/2040	2,636
1,242	Government National Mortgage Assn. I	4.00	8/15/2040	1,281
3,007	Government National Mortgage Assn. I	4.00	9/15/2040	3,092
2,435	Government National Mortgage Assn. I	4.50	1/15/2041	2,579
10	Government National Mortgage Assn. II	8.00	12/20/2022	10
1,570	Government National Mortgage Assn. II	4.50	4/20/2024	1,639
256	Government National Mortgage Assn. II	8.00	8/20/2030	304
277	Government National Mortgage Assn. II	7.00	9/20/2030	320
157	Government National Mortgage Assn. II	6.00	3/20/2031	177
58	Government National Mortgage Assn. II	7.50	4/20/2031	69
92	Government National Mortgage Assn. II	6.50	5/20/2031	106
68	Government National Mortgage Assn. II	6.50	7/20/2031	77
180	Government National Mortgage Assn. II	6.50	8/20/2031	203
269	Government National Mortgage Assn. II	6.50	4/20/2032	307
259	Government National Mortgage Assn. II	6.50	6/20/2032	296
394	Government National Mortgage Assn. II	6.00	8/20/2032	441
344	Government National Mortgage Assn. II	6.00	9/20/2032	386
334	Government National Mortgage Assn. II	5.50	4/20/2033	367
1,152	Government National Mortgage Assn. II	5.00	5/20/2033	1,236
1,411	Government National Mortgage Assn. II	5.00	7/20/2033	1,513
365	Government National Mortgage Assn. II	6.00	10/20/2033	412
337	Government National Mortgage Assn. II	6.00	12/20/2033	359
1,171	Government National Mortgage Assn. II	6.00	2/20/2034	1,320
1,121	Government National Mortgage Assn. II	5.50	3/20/2034	1,235
1,051	Government National Mortgage Assn. II	6.00	3/20/2034	1,175
893	Government National Mortgage Assn. II	5.00	6/20/2034	967
800	Government National Mortgage Assn. II	6.50	8/20/2034	909
715	Government National Mortgage Assn. II	6.00	9/20/2034	816
2,017	Government National Mortgage Assn. II	6.00	10/20/2034	2,277
169	Government National Mortgage Assn. II	6.00	11/20/2034	180
4,059	Government National Mortgage Assn. II	5.50	2/20/2035	4,470
3,502	Government National Mortgage Assn. II	5.50	4/20/2035	3,858
1,696	Government National Mortgage Assn. II	5.50	7/20/2035	1,868
2,128	Government National Mortgage Assn. II	5.00	9/20/2035	2,281
676	Government National Mortgage Assn. II	6.00	5/20/2036	761
744	Government National Mortgage Assn. II	5.50	1/20/2037	807
477	Government National Mortgage Assn. II	5.00	2/20/2037	503
2,474	Government National Mortgage Assn. II	4.00	11/20/2040	2,584
	Total Mortgage-Backed Pass-Through Securities			141,629

Other U.S. Government Securities (2.7%)

18,000 Fannie Mae(+)	2.12	4/24/2026	16,892
Total Government Securities			409,488
Total U.S. Government Agency Issues
(cost: $411,475)			409,488

Portfolio of Investments | 4

Principal		Market
Amount		Value
(000)	Security	(000)

U.S. TREASURY SECURITIES (25.5%)(g)

Notes (25.5%)

$6,000	0.88%, 04/15/2019	$5,917
5,000	1.00%, 05/15/2018	4,994
9,500	1.00%, 09/15/2018	9,453
3,000	1.00%, 03/15/2019	2,966
7,000	1.38%, 05/31/2021	6,760
20,000	1.50%, 08/15/2020	19,598
20,000	1.63%, 08/31/2022	19,159
10,000	1.88%, 07/31/2022	9,691
20,000	1.88%, 08/31/2024	18,939
3,000	2.00%, 02/15/2022	2,938
11,000	2.00%, 11/30/2022	10,688
20,000	2.00%, 06/30/2024	19,110
4,000	2.00%, 02/15/2025	3,795
3,000	2.12%, 06/30/2021	2,965
5,000	2.12%, 11/30/2023	4,843
4,000	2.12%, 11/30/2024	3,835
4,500	2.12%, 05/15/2025	4,297
5,000	2.25%, 11/15/2024	4,833
	Total U.S. Treasury Securities (cost: $160,101)	154,781
	Total Bonds (cost: $609,629)	602,187

Number

of Shares

MONEY MARKET INSTRUMENTS (1.5%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)

4,194 State Street Institutional U.S. Government Money Market Fund - Premier Class ,
1.32%(h) (cost: $4)	4

Principal Amount (000)

REPURCHASE AGREEMENTS (1.5%)
$9,659 Credit Agricole Corp., 1.35% accquired 2/28/2018 and due on 3/01/2018 at $9,659
(collateralized by $15,493 of Freddie Mac, 3.50%, due 1/01/2042-1/01/2043;
combined market value $9,852)(+)(c) (cost: $9,659)
Total Money Market Instruments (cost: $9,663)

9,659

9,663

Total Investments (cost: $619,292)	$611,850

5| USAA Government Securities Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$—	$18,225	$—	$18,225
Municipal Bonds	—	19,693	—	19,693
U.S. Government Agency Issues	—	409,488	—	409,488
U.S. Treasury Securities	154,781	—	—	154,781
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	4	—	—	4
Repurchase Agreements	—	9,659	—	9,659
Total	$154,785	$457,065	$—	$611,850

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of June 1, 2017, through February 28, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 6

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Government Securities Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of four classes of shares: Government Securities Fund Shares (Fund Shares), Government Securities Fund Institutional Shares (Institutional Shares), Government Securities Fund Adviser Shares (Adviser Shares), and Government Securities Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services. The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

7| USAA Government Securities Fund

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

2.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

3.Repurchase agreements are valued at cost.

4.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's Net Asset Value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

Notes to Portfolio of Investments | 8

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At February 28, 2018, the Fund had no securities on loan.

D.Repurchase agreements – The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's

9| USAA Government Securities Fund

Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At February 28, 2018, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

E.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $607,976,000 at February 28, 2018, and, in total, may not equal 100%.

G.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and

Notes to Portfolio of Investments | 10

amendments will have on the financial statements and other disclosures.

H.New Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Fund believes the adoption of these ASUs will not have material impact on its financial statement disclosures

CATEGORIES AND DEFINITIONS

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

LIBOR London Interbank Offered Rate

SPECIFIC NOTES

(a)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 28, 2018.

11 | USAA Government Securities Fund

(b)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(c)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(d)Stated interest rates may change slightly over time as underlying mortgages paydown.

(e)Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

(f)At February 28, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(g)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(h)Rate represents the money market fund annualized seven-day yield at February 28, 2018.

Notes to Portfolio of Investments | 12

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA TREASURY MONEY MARKET TRUST

FEBRUARY 28, 2018

(Form N-Q)

48474 -0418	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Treasury Money Market Trust

February 28, 2018 (unaudited)

Principal
Amount		Value
(000)	Security	(000)

U.S. TREASURY SECURITIES (75.7%)

Bills (56.4%)(a)

$50,000	1.11%, 03/01/2018	$50,000
23,000	1.13%, 03/08/2018	22,995
12,000	1.13%, 03/08/2018	11,997
30,000	1.16%, 03/15/2018	29,986
43,000	1.16%, 03/22/2018	42,971
40,000	1.19%, 03/29/2018	39,963
15,000	1.20%, 03/29/2018	14,986
39,000	1.20%, 04/05/2018	38,955
80,000	1.20%, 04/05/2018	79,907
8,000	1.21%, 04/05/2018	7,991
40,000	1.21%, 04/12/2018	39,944
20,000	1.22%, 04/12/2018	19,972
40,000	1.22%, 04/12/2018	39,943
10,000	1.22%, 04/12/2018	9,986
50,000	1.24%, 04/19/2018	49,916
25,000	1.25%, 03/08/2018	24,994
20,000	1.25%, 03/15/2018	19,990
40,000	1.25%, 03/22/2018	39,971
9,000	1.28%, 03/08/2018	8,998
25,000	1.30%, 03/22/2018	24,981
30,000	1.31%, 03/15/2018	29,985
10,000	1.31%, 03/22/2018	9,992
20,000	1.33%, 03/15/2018	19,990
45,000	1.36%, 03/29/2018	44,952
30,000	1.36%, 03/29/2018	29,968
12,000	1.36%, 05/10/2018	11,968
14,000	1.36%, 05/10/2018	13,963
30,000	1.37%, 04/19/2018	29,944
10,000	1.37%, 05/03/2018	9,976
20,000	1.37%, 05/03/2018	19,952
5,000	1.37%, 05/10/2018	4,987
8,000	1.37%, 05/17/2018	7,976
7,000	1.38%, 04/12/2018	6,989
15,000	1.38%, 04/19/2018	14,972
16,000	1.38%, 05/03/2018	15,961
24,000	1.38%, 05/03/2018	23,942
25,000	1.39%, 04/19/2018	24,953
20,000	1.39%, 05/10/2018	19,946
30,000	1.39%, 05/17/2018	29,911
20,000	1.40%, 04/26/2018	19,956
25,000	1.40%, 04/26/2018	24,946
40,000	1.40%, 05/03/2018	39,902
25,000	1.40%, 05/10/2018	24,932
35,000	1.40%, 05/24/2018	34,886
10,000	1.40%, 05/31/2018	9,964
2,500	1.41%, 05/03/2018	2,494
18,000	1.41%, 05/24/2018	17,941
25,000	1.41%, 06/07/2018	24,904
15,000	1.42%, 05/10/2018	14,959
20,000	1.42%, 05/17/2018	19,939

1| USAA Treasury Money Market Trust

Principal
Amount		Value
(000)	Security	(000)

$18,500	1.42%, 05/17/2018	$18,444
15,000	1.42%, 05/17/2018	14,954
18,000	1.42%, 05/31/2018	17,935
25,000	1.43%, 06/14/2018	24,896
20,000	1.44%, 05/24/2018	19,933
25,000	1.45%, 05/31/2018	24,908
12,000	1.46%, 04/12/2018	11,980
15,000	1.46%, 06/07/2018	14,940
29,000	1.46%, 06/14/2018	28,876
15,000	1.47%, 04/26/2018	14,966
10,000	1.47%, 05/31/2018	9,963
10,000	1.47%, 06/14/2018	9,957
22,000	1.48%, 06/21/2018	21,898
6,000	1.49%, 06/14/2018	5,974
7,000	1.49%, 06/14/2018	6,970
11,000	1.50%, 06/28/2018	10,945
50,000	1.51%, 05/03/2018	49,868
20,000	1.53%, 04/26/2018	19,952
45,000	1.53%, 04/26/2018	44,893
15,000	1.53%, 05/17/2018	14,951
15,000	1.53%, 06/28/2018	14,924
15,000	1.53%, 06/28/2018	14,924
14,000	1.53%, 06/28/2018	13,929
10,000	1.55%, 07/12/2018	9,943
40,000	1.56%, 05/10/2018	39,879
13,000	1.56%, 07/12/2018	12,925
25,000	1.57%, 05/10/2018	24,924
12,000	1.57%, 07/12/2018	11,930
14,000	1.57%, 07/26/2018	13,910
22,000	1.59%, 05/31/2018	21,912
15,000	1.59%, 08/16/2018	14,888
20,000	1.60%, 05/24/2018	19,925
19,000	1.60%, 06/07/2018	18,917
10,000	1.61%, 06/07/2018	9,956
20,000	1.61%, 07/12/2018	19,881
50,000	1.62%, 06/14/2018	49,764
10,000	1.64%, 06/14/2018	9,952
16,000	1.65%, 06/21/2018	15,918
20,000	1.65%, 06/28/2018	19,891
14,000	1.65%, 08/16/2018	13,892
15,000	1.67%, 07/05/2018	14,912
5,000	1.73%, 07/19/2018	4,968
15,000	1.74%, 08/02/2018	14,889
		2,017,752

Notes (19.3%)(b)

10,000	0.75%, 04/15/2018	9,994
30,000	1.00%, 05/15/2018	29,971
15,000	1.00%, 05/31/2018	14,982
25,000	1.13%, 06/15/2018	24,974
15,000	1.37%, 07/31/2018	14,976
170,000	1.79%, 01/31/2019, 3 mo. USTMMR + 0.140%(c)	170,307
129,000	1.82%, 10/31/2018, 3 mo. USTMMR + 0.170%(c)	129,205
138,000	1.83%, 07/31/2018, 3 mo. USTMMR + 0.174%(c)	138,118
157,000	1.84%, 04/30/2018, 3 mo. USTMMR + 0.190%(c)	157,060
		689,587
	Total U.S. Treasury Securities (cost: $2,707,339)	2,707,339

Portfolio of Investments | 2

Principal
Amount		Value
(000)	Security	(000)

REPURCHASE AGREEMENTS (23.4%)

$107,000	Bank of America Corp., 1.37%, acquired 2/28/2018 and due on 3/01/2018 at
	$107,000 (collateralized by $108,935 of U.S. Treasury, 1.13% - 3.63%, due
	1/31/2019 - 2/15/2044; market value $109,140)(b)	$107,000
220,000	Credit Agricole Corp., 1.35%, acquired 2/28/2018 and due on 3/01/2018 at
	$220,000 (collateralized by $227,297 of U.S. Treasury, 2.00%, due 10/31/2021;
	market value $224,400)(b)	220,000
40,000	Mitsubishi Securities International plc, 1.25%, acquired
	2/28/2018 and due on 3/01/2018 at $40,000 (collateralized by $27,040 of
	U.S. Treasury, 0.13% - 2.38%, due 7/15/2023 - 1/15/2026; $8,461 of
	U.S. Treasury, 1.63% - 5.00%, due 2/15/2026 - 2/15/2044; combined market
	value $40,801)(b),(d)	40,000
100,000	HSBC Bank USA, Inc., 1.35%, acquired 2/28/2018 and due on 3/01/2018 at
	$100,000 (collateralized by $102,854 of U.S. Treasury, 1.82% - 1.83%, due
	8/09/2018 - 8/16/2018; market value $102,004)(a)	100,000
319,000	Natixis Securities Americas, LLC, 1.34%, acquired 2/28/2018 and due on 3/01/2018
	at $319,000 (collateralized by $319,189 of U.S. Treasury, 1.38% - 8.75%, due
	6/30/2019 - 2/15/2045; market value $325,392)(b)	319,000
50,000	RBC Capital Markets, LLC, 1.30%, acquired 2/28/2018 and due on 3/01/2018 at
	$50,000 (collateralized by $36,761 of U.S. Treasury, 0.88% - 3.88%, due
	7/15/2018 - 8/15/2047; $15,311 of U.S. Treasury, 2.67% - 3.26%, due
	8/15/2022 - 2/15/2046; $1,578 of U.S. Treasury, 0.38%, due 7/15/2023; combined
	market value $51,002)(b),(d),(e)	50,000
	Total Repurchase Agreements (cost: $836,000)	836,000
	Total Investments (cost: $3,543,339)	$3,543,339

( $ in 000s)	VALUATION HIERACHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
U.S. Treasury Securities:
Bills	$—	$ 2,017,752	$—	$ 2,017,752
Notes	—	689,587	—	689,587
Repurchase Agreements	—	836,000	—	836,000
Total	$—	$3,543,339	$—	$3,543,339

3| USAA Treasury Money Market Trust

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Treasury Money Market Trust (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2.Repurchase agreements are valued at cost.

Notes to Portfolio of Investments | 4

3.Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C.Repurchase agreements – The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At February 28, 2018, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $3,577,654,000 at February 28, 2018, and, in total, may not equal 100%.

5| USAA Treasury Money Market Trust

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

F.New Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Fund believes the adoption of these ASUs will not have material impact on its financial statement disclosures

SPECIFIC NOTES

(a)Rate represents an annualized yield at time of purchase, not coupon rate.

(b)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(c)Rates for U.S. Treasury floating-rate notes rise and fall based on discount rates in auctions of 13-week Treasury bills, and are paid quarterly.

Notes to Portfolio of Investments | 6

(d)U.S. Treasury inflation-indexed notes – designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

(e)Zero-coupon security. Rate represents the effective yield at the date of purchase.

7| USAA Treasury Money Market Trust

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA WORLD GROWTH FUND

FEBRUARY 28, 2018

(Form N-Q)

48475 -0418	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA World Growth Fund

February 28, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (99.2%)

COMMON STOCKS (99.2%)

Consumer Discretionary (16.1%)

Advertising (2.3%)

102,852	Omnicom Group, Inc.	$7,840
1,289,576	WPP plc(a)	24,631
		32,471

Apparel Retail (0.3%)

133,187 Urban Outfitters, Inc.(b)	4,700

Apparel, Accessories & Luxury Goods (3.8%)

367,968	Burberry Group plc(a)	7,743
158,476	Cie Financiere Richemont S.A.(a)	13,952
5,664	Hermes International(a),(c)	3,046
100,255	LVMH Moet Hennessy Louis Vuitton SE(a)	29,954
		54,695

Auto Parts & Equipment (0.6%)

91,675 Aptiv plc	8,373

Automotive Retail (0.5%)

11,417 AutoZone, Inc.(b)	7,589

Cable & Satellite (2.8%)

855,891	Comcast Corp. "A"	30,992
496,911	Sky plc(a)	9,210
		40,202

Casinos & Gaming (0.5%)

564,800	Sands China Ltd.(a)	3,152
22,990	Wynn Resorts Ltd.	3,851
		7,003

Motorcycle Manufacturers (0.4%)

122,927 Harley-Davidson, Inc.(c)	5,578

Movies & Entertainment (3.0%)

188,681	Time Warner, Inc.	17,540
252,403	Walt Disney Co.	26,038
		43,578

Restaurants (1.6%)

696,307 Compass Group plc(a)	14,809

1| USAA World Growth Fund

		Market
Number		Value
of Shares	Security	(000)

151,303	Whitbread plc(a)	$8,061
		22,870

Specialty Stores (0.3%)

272,716 Sally Beauty Holdings, Inc.(b)	4,592
Total Consumer Discretionary	231,651

Consumer Staples (17.7%)

Brewers (2.3%)

1,225,829	Ambev S.A.	8,306
88,598	Carlsberg A/S "B"(a)	10,857
134,731	Heineken N.V.(a)	14,012
		33,175

Distillers & Vintners (3.9%)

820,974	Diageo plc(a)	27,825
170,424	Pernod Ricard S.A.(a)	27,991
		55,816

Household Products (4.9%)

214,356	Colgate-Palmolive Co.	14,784
1,005,035	Essity AB "B"(a),(b)	27,502
364,525	Reckitt Benckiser Group plc(a)	28,901
		71,187

Packaged Foods & Meats (5.0%)

320,282	Danone S.A.(a)	25,554
205,066	Kellogg Co.	13,575
409,412	Nestle S.A.(a)	32,589
		71,718

Personal Products (1.6%)

1,162,842 Coty, Inc. "A"	22,466
Total Consumer Staples	254,362

Energy (1.0%)

Oil & Gas Equipment & Services (1.0%)

107,481	National Oilwell Varco, Inc.	3,772
155,349	Schlumberger Ltd.	10,197
	Total Energy	13,969

Financials (11.3%)

Asset Management & Custody Banks (5.2%)

448,095	Bank of New York Mellon Corp.	25,555
280,194	Franklin Resources, Inc.	10,835
142,283	Julius Baer Group Ltd.(a),(b)	9,202
279,456	State Street Corp.	29,664
		75,256

Consumer Finance (1.5%)

219,200 American Express Co.	21,374

Diversified Banks (1.1%)

143,214	Erste Group Bank AG(a),(b)	7,273
735,302	Grupo Financiero Banorte SAB de CV	4,408
507,300	Kasikornbank PCL(a)	3,738
		15,419

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

Diversified Capital Markets (1.5%)

1,106,668 UBS Group AG(a),(b)$ 20,982

Financial Exchanges & Data (0.5%)

56,983 Deutsche Boerse AG(a)	7,587

Insurance Brokers (0.4%)

42,787 Aon plc	6,004

Investment Banking & Brokerage (1.1%)

59,280 Goldman Sachs Group, Inc.	15,586
Total Financials	162,208

Health Care (17.8%)

Health Care Equipment (7.9%)

316,101	Abbott Laboratories	19,070
415,358	Medtronic plc	33,183
29,535	Sonova Holding AG(a)	4,633
185,504	Stryker Corp.	30,081
224,666	Zimmer Biomet Holdings, Inc.	26,118
		113,085

Health Care Supplies (0.9%)

55,394 Cooper Cos., Inc.	12,770

Life Sciences Tools & Services (3.9%)

208,683	Thermo Fisher Scientific, Inc.	43,527
61,965	Waters Corp.(b)	12,681
		56,208

Pharmaceuticals (5.1%)

311,815	Bayer AG(a)	36,565
42,792	Johnson & Johnson	5,558
96,836	Merck KGaA(a)	9,703
92,156	Roche Holding AG(a)	21,368
		73,194
	Total Health Care	255,257

Industrials (16.5%)

Aerospace & Defense (1.8%)

60,748	MTU Aero Engines AG(a)	10,165
119,646	United Technologies Corp.	16,121
		26,286

Agricultural & Farm Machinery (0.8%)

611,600 Kubota Corp.(a)	11,065

Air Freight & Logistics (1.5%)

200,874 United Parcel Service, Inc. "B"	20,973

Airport Services (1.1%)

74,817 Aena SME S.A.(a)	15,217

Electrical Components & Equipment (2.4%)

163,137	Legrand S.A.(a)	12,783
241,039	Schneider Electric SE(a),(b)	20,878
		33,661

3| USAA World Growth Fund

		Market
Number		Value
of Shares	Security	(000)

Human Resource & Employment Services (0.7%)

131,676 Adecco Group AG(a)$ 10,613

Industrial Conglomerates (4.2%)

107,155	3M Co.	25,236
236,177	Honeywell International, Inc.	35,689
		60,925

Railroads (3.1%)

330,410	Canadian National Railway Co.	25,564
186,623	Kansas City Southern	19,230
		44,794

Trading Companies & Distributors (0.9%)

105,821	Brenntag AG(a)	6,616
62,844	NOW, Inc.(b),(c)	596
23,117	WW Grainger, Inc.	6,046
		13,258
	Total Industrials	236,792

Information Technology (13.6%)

Communications Equipment (0.8%)

271,949 Cisco Systems, Inc.	12,178

Data Processing & Outsourced Services (3.1%)

101,728	PayPal Holdings, Inc.(b)	8,078
302,535	Visa, Inc. "A"(c)	37,194
		45,272

Electronic Components (0.6%)

95,714 Amphenol Corp. "A"	8,747

Health Care Supplies (0.6%)

152,100 Hoya Corp.(a)	8,014

Internet Software & Services (1.0%)

323,858 eBay, Inc.(b)	13,881

IT Consulting & Other Services (3.6%)

229,326	Accenture plc "A"	36,924
176,463	Cognizant Technology Solutions Corp. "A"	14,473
		51,397

Semiconductors (0.4%)

71,777 Microchip Technology, Inc.	6,383

Systems Software (2.6%)

138,802	Check Point Software Technologies Ltd.(b)	14,420
444,802	Oracle Corp.	22,538
		36,958

Technology Hardware, Storage, & Peripherals (0.9%)

5,871 Samsung Electronics Co. Ltd.(a)	12,724
Total Information Technology	195,554

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

Materials (5.2%)

Fertilizers & Agricultural Chemicals (1.0%)

123,669 Monsanto Co.$ 15,257

Industrial Gases (2.7%)

107,313	Air Liquide S.A.(a)	13,411
84,021	Linde AG(a),(b)	18,900
42,820	Praxair, Inc.	6,412
		38,723

Specialty Chemicals (1.5%)

222,110 Akzo Nobel N.V.(a)	21,514
Total Materials	75,494
Total Common Stocks (cost: $835,965)	1,425,287
Total Equity Securities (cost: $835,965)	1,425,287

MONEY MARKET INSTRUMENTS (0.6%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.6%)

9,985,655 State Street Institutional Treasury Money Market Fund Premier Class, 1.33%(d)
(cost: $9,985)	9,985

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)

44,117 Fidelity Government Fund Institutional Class, 1.26%(d)				44
2,555,034 Invesco Government & Agency Portfolio Institutional Class, 1.30%(d)				2,555
677,733 Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
Class, 1.26%(d)				678
2,599,834 Western Asset Institutional Government Reserve Institutional Class, 1.29%(d)				2,600
Total Short-Term Investments Purchased with Cash Collateral from Securities
Loaned (cost: $5,877)				5,877
Total Investments (cost: $851,827)				$1,441,149
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 832,547	$ 592,740	$—	$ 1,425,287
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	9,985	—	—	9,985
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market	5,877	—	—	5,877
Funds
Total	$848,409	$592,740	$—	$1,441,149

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

FAIR VALUE LEVEL TRANSFERS

For the period of June 1, 2017, through February 28, 2018, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting

5| USAA World Growth Fund

period in which the event or circumstance that caused the transfer occurred.

	Transfers	Transfers	Transfers
	into	into	into
	(out of)	(out of)	(out of)
Assets ($ in 000s)	Level 1	Level 2	Level 3
Common Stocks(I)	$(530,111)	$530,111	$–
Total	$(530,111)	$530,111	$–

(I)Transferred from Level 1 to Level 2 due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

Portfolio of Investments | 6

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA World Growth Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: World Growth Fund Shares (Fund Shares), World Growth Fund Institutional Shares (Institutional Shares), and World Growth Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional

7| USAA World Growth Fund

information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

Notes to Portfolio of Investments | 8

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's Net Asset Value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans

9| USAA World Growth Fund

continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At February 28, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$42,430,000	$37,690,000	$5,877,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,436,586,000 at February 28, 2018, and, in total, may not equal 100%. Investments in foreign securities were 44.9% of net assets at February 28, 2018.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains

Notes to Portfolio of Investments | 10

December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

SPECIFIC NOTES

(a)Securities with a value of $592,740,000, which represented 41.3% of the Fund's net assets, were classified as Level 2 at February 28, 2018, due to the prices being adjusted to take into account significant market movements following the close of local trading.

(b)Non-income-producing security.

(c)The security, or a portion thereof, was out on loan as of February 28, 2018.

(d)Rate represents the money market fund annualized seven-day yield at February 28, 2018.

11 | USAA World Growth Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA MANAGED ALLOCATION FUND

FEBRUARY 28, 2018

(Form N-Q)

93926 -0418	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Managed Allocation Fund

February 28, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (99.8%)

EXCHANGE-TRADED FUNDS (99.8%)

6,342,060	iShares Core MSCI EAFE ETF			$419,464
8,833,470	Vanguard FTSE Emerging Markets ETF			416,674
	Total Exchange-Traded Funds (cost: $768,595)			836,138
	Total Equity Securities (cost: $768,595)			836,138

Principal		Coupon
Amount
(000)		Rate	Maturity

	MONEY MARKET INSTRUMENTS (0.2%)
	COMMERCIAL PAPER (0.1%)
$1,000	Nieuw Amsterdam Receivables (a) (cost:
	$1,000)	1.52%	03/08/2018	1,000

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)

979,157 State Street Institutional Treasury Money Market Fund Premier Class, 1.33%(b)
(cost: $979)				979
Total Money Market Instruments (cost: $1,979)				1,979
Total Investments (cost: $770,574)				$838,117
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Exchange-Traded Funds	$ 836,138	$—	$—	$836,138
Money Market Instruments:
Commercial Paper	—	1,000	—	1,000
Government & U.S. Treasury Money Market
Funds	979	—	—	979
Total	$837,117	$1,000	$—	$838,117

For the period of June 1, 2017, through February 28, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

1| USAA Managed Allocation Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Managed Allocation Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

Notes to Portfolio of Investments | 2

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's Net Asset Value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

3| USAA Managed Allocation Fund

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At February 28, 2018, the Fund had no securities on loan.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $837,556,000 at February 28, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 99.8% of net assets at February 28, 2018.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting

Notes to Portfolio of Investments | 4

Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Rate represents the money market fund annualized seven-day yield at February 28, 2018.

5| USAA Managed Allocation Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA CORNERSTONE EQUITY FUND

FEBRUARY 28, 2018

(Form N-Q)

97463 -0418	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Equity Fund

February 28, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (99.3%)

EQUITY & ALTERNATIVE (99.3%)

45,021	USAA Aggressive Growth Fund	$2,092
802,868	USAA Emerging Markets Fund	16,443
414,868	USAA Growth Fund	13,039
379,960	USAA Income Stock Fund	7,516
1,592,405	USAA International Fund	52,900
119,200	USAA MSCI Emerging Markets Value Momentum Blend Index ETF	6,207
489,200	USAA MSCI International Value Momentum Blend Index ETF	25,340
66,200	USAA MSCI USA Small Cap Value Momentum Blend Index ETF	3,266
440,200	USAA MSCI USA Value Momentum Blend Index ETF	22,767
121,320	USAA Precious Metals and Minerals Fund(a)	1,507
475,790	USAA S&P 500 Index Fund	18,413
168,209	USAA Small Cap Stock Fund	2,927
991,096	USAA Value Fund	21,219
	Total Equity & Alternative (cost: $166,172)	193,636
	Total Equity Securities (cost: $166,172)	193,636

MONEY MARKET INSTRUMENTS (0.7%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.7%)

1,351,577 State Street Institutional Treasury Money Market Fund Premier Class, 1.33%(b)
(cost: $1,352)				1,352
Total Investments (cost: $167,524)				$194,988
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Equity & Alternative	$ 193,636	$—	$—	$193,636
Money Market Instruments:
Government & U.S. Treasury Money Market	1,352	—	—	1,352
Funds
Total	$194,988	$—	$—	$194,988

For the period of June 1, 2017, through February 28, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

1| USAA Cornerstone Equity Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Cornerstone Equity Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and alternative funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Fund.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

2.The underlying USAA Funds have specific valuation procedures.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a

Notes to Portfolio of Investments | 2

significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's Net Asset Value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

3| USAA Cornerstone Equity Fund

At February 28, 2018, the Fund had no securities on loan.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $195,164,000 at February 28, 2018, and, in total, may not equal 100%. Investments in foreign securities were 51.7% of net assets at February 28, 2018.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

E.Transactions with affiliated funds – The following tables provide details related to the Fund's investment in the USAA Funds for the nine-month period ended February 28, 2018 (in thousands):

						Change
						in net
				Realized	Capital	unrealized
($ in 000s)	Purchases	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost*	Proceeds	Income	(Loss)	Distributions	depreciation	05/31/17 02/28/18

Aggressive Growth	$410	$3,000	$18	$598	$143	$(195)	$4,279	$2,092
Emerging Markets	1,031	—	81	—	—	2,262	13,150	16,443
Growth	715	—	68	—	246	1,511	10,813	13,039
Income Stock	1,853	9,600	211	1,034	442	(355)	14,584	7,516
International	8,177	5,500	1,369	152	259	3,331	46,740	52,900
MSCI Emerging Markets Value
Momentum Blend Index ETF	6,050	—	27	—	—	157	—	6,207
MSCI International Value Momentum
Blend Index ETF	24,965	—	23	—	—	375	—	25,340
MSCI USA Small Cap Value Momentum
Blend Index ETF	3,332	—	12	—	—	(66)	—	3,266
MSCI USA Value Momentum Blend
Index ETF	22,510	—	65	—	—	257	—	22,767
Precious Metals and Minerals	100	—	—	—	—	(73)	1,480	1,507
S&P 500 Index	3,783	9,500	283	837	—	1,762	21,531	18,413
Small Cap Stock	798	10,450	110	1,095	239	(386)	11,870	2,927
Value	3,395	—	296	—	1,199	368	17,456	21,219
Total	$77,119	$38,050	$2,563	$3,716	$2,528	$8,948	$141,903	$193,636

* Includes reinvestment of distributions from dividend income and realized gains.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

Notes to Portfolio of Investments | 4

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)Rate represents the money market fund annualized seven-day yield at February 28, 2018.

5| USAA Cornerstone Equity Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA CORNERSTONE CONSERVATIVE FUND

FEBRUARY 28, 2018

(Form N-Q)

97460 -0418	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Conservative Fund

February 28, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

BONDS (79.5%)

FIXED-INCOME FUNDS (79.5%)

199,500	USAA Core Intermediate-Term Bond ETF	$9,765
4,500	USAA Core Short-Term Bond ETF	223
1,462,996	USAA Flexible Income Fund	12,933
2,002,993	USAA Government Securities Fund	19,149
818,186	USAA High Income Fund	6,627
3,907,193	USAA Income Fund	50,051
4,265,652	USAA Intermediate-Term Bond Fund	44,576
1,560,158	USAA Short-Term Bond Fund	14,182
	Total Fixed-Income Funds (cost: $160,904)	157,506
	Total Bonds (cost: $160,904)	157,506

EQUITY SECURITIES (20.2%)

EQUITY & ALTERNATIVE (20.2%)

25,701	USAA Aggressive Growth Fund	1,194
173,808	USAA Emerging Markets Fund	3,560
57,061	USAA Growth Fund	1,793
98,466	USAA Income Stock Fund	1,948
395,078	USAA International Fund	13,125
2,100	USAA MSCI Emerging Markets Value Momentum Blend Index ETF	109
51,100	USAA MSCI International Value Momentum Blend Index ETF	2,647
1,100	USAA MSCI USA Small Cap Value Momentum Blend Index ETF	54
51,100	USAA MSCI USA Value Momentum Blend Index ETF	2,643
56,945	USAA Precious Metals and Minerals Fund(a)	707
148,347	USAA S&P 500 Index Fund	5,741
155,503	USAA Small Cap Stock Fund	2,706
179,103	USAA Value Fund	3,835
	Total Equity & Alternative (cost: $33,154)	40,062
	Total Equity Securities (cost: $33,154)	40,062

MONEY MARKET INSTRUMENTS (0.3%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)

552,720 State Street Institutional Treasury Money Market Fund Premier Class, 1.33%(b)
(cost: $553)	553
Total Investments (cost: $194,611)	$198,121

1| USAA Cornerstone Conservative Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Fixed-Income Funds	$ 157,506	$—	$—	$ 157,506
Equity Securities:
Equity & Alternative	40,062	—	—	40,062
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	553	—	—	553
Total	$198,121	$—	$—	$198,121

For the period of June 1, 2017, through February 28, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 2

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Cornerstone Conservative Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and alternative funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Fund.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

2.The underlying USAA Funds have specific valuation procedures.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a

3| USAA Cornerstone Conservative Fund

significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's Net Asset Value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

Notes to Portfolio of Investments | 4

At February 28, 2018, the Fund had no securities on loan.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $198,074,000 at February 28, 2018, and, in total, may not equal 100%. Investments in foreign securities were 9.8% of net assets at February 28, 2018.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

E.Transactions with affiliated funds – The following tables provide details related to the Fund's investment in the USAA Funds for the nine-month period ended February 28, 2018 (in thousands):

						Change
						in net
				Realized	Capital	unrealized
($ in 000s)	Purchases	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost*	Proceeds	Income	(Loss)	Distributions	depreciation	05/31/17 02/28/18

Aggressive Growth	$92	$—	$10	$ —	$ 82	$87	$1,015	$1,194
Core Intermediate-Term Bond ETF	9,930	—	52	—	—	(165)	—	9,765
Core Short-Term Bond ETF	226	—	1	—	—	(3)	—	223
Emerging Markets	18	—	18	—	—	507	3,035	3,560
Flexible Income	2,698	—	298	—	—	(815)	11,050	12,933
Government Securities	4,051	—	301	—	—	(587)	15,685	19,149
Growth	43	—	9	—	34	210	1,540	1,793
High Income	398	4,750	398	80	—	(246)	11,145	6,627
Income	6,126	—	1,281	—	95	(1,348)	45,273	50,051
Income Stock	148	1,000	42	170	106	(84)	2,714	1,948
Intermediate-Term Bond	2,269	—	1,169	—	—	(981)	43,288	44,576
International	404	—	339	—	64	827	11,894	13,125
MSCI Emerging Markets Value
Momentum Blend Index ETF	105	—	1	—	—	4	—	109
MSCI International Value Momentum
Blend Index ETF	2,578	—	4	—	—	69	—	2,647
MSCI USA Small Cap Value Momentum
Blend Index ETF	55	—	—	—	—	(1)	—	54
MSCI USA Value Momentum Blend
Index ETF	2,576	—	10	—	—	67	—	2,643
Precious Metals and Minerals	—	—	—	—	—	(37)	744	707
S&P 500 Index	169	—	69	—	—	634	4,938	5,741
Short-Term Bond	725	—	225	—	—	(170)	13,627	14,182
Small Cap Stock	326	—	87	—	189	(48)	2,428	2,706
Value	420	—	54	—	217	71	3,344	3,835
Total	$33,357	$5,750	$4,368	$250	$787	$(2,009)	$171,720	$197,568

* Includes reinvestment of distributions from dividend income and realized gains.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, Investment Company Reporting

5| USAA Cornerstone Conservative Fund

Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)Rate represents the money market fund annualized seven-day yield at February 28, 2018.

Notes to Portfolio of Investments | 6

ITEM 2. CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2018

By:	/S/ KRISTEN MILLAN
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Signature and Title: Kristen Millan, Assistant Secretary
Date:	April 24, 2018
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DANIEL S. MCNAMARA
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Signature and Title: Daniel S. McNamara, President
Date:	April 26, 2018
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By:	/S/ JAMES K. DE VRIES
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Signature and Title: James K. De Vries, Treasurer
Date:	April 26, 2018
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